UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑08961
TIAA-CREF Life Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Rachael M. Zufall, Esq.
TIAA-CREF Life Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Balanced Fund
TLBAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$5	0.10%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$69,216,040

Total number of portfolio holdings	9

Portfolio turnover (%)	5%

1

What did the Fund invest in? (as of June 30, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, when applicable.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V864_SAR_0626 5703588

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Core Bond Fund
TLBDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$18	0.35%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$220,068,446

Total number of portfolio holdings	987

Portfolio turnover (%)	61%

1

What did the Fund invest in? (as of June 30, 2026)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V880_SAR_0626 5703603

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Core Equity Fund
TLGWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842-2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$26	0.50%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$227,769,076

Total number of portfolio holdings	63

Portfolio turnover (%)	65%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V302_SAR_0626 5703610

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Growth Equity Fund
TLGQX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842-2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$26	0.50%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$197,831,708

Total number of portfolio holdings	51

Portfolio turnover (%)	67%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V104_SAR_0626 5703614

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life International Equity Fund
TLINX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842-2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$29	0.56%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$194,969,627

Total number of portfolio holdings	69

Portfolio turnover (%)	9%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V203_SAR_0626 5703621

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Large Cap Responsible Equity Fund
TLCHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$12	0.22%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$113,178,547

Total number of portfolio holdings	136

Portfolio turnover (%)	31%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V500_SAR_0626 5703628

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Large Cap Value Fund
TLLVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$28	0.52%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$99,319,001

Total number of portfolio holdings	74

Portfolio turnover (%)	22%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V609_SAR_0626 5703636

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Money Market Fund
TLMXX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$8	0.15%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$139,818,844

Total number of portfolio holdings	11

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V872_SAR_0626 5703652

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Real Estate Securities Select Fund
TLRSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$30	0.57%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$65,092,631

Total number of portfolio holdings	56

Portfolio turnover (%)	59%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V807_SAR_0626 5703662

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Small Cap Equity Fund
TLEQX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$30	0.53%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$88,075,315

Total number of portfolio holdings	408

Portfolio turnover (%)	45%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V708_SAR_0626 5703674

2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Life Stock Index Fund
TLSTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$4	0.07%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,003,430,369

Total number of portfolio holdings	2,564

Portfolio turnover (%)	1%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V401_SAR_0626 5703691

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments June 30, 2026
Balanced

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—99.9%(a)
FIXED INCOME—49.9%
3,674,786
Nuveen Life Core Bond Fund $ 34,542,985
TOTAL FIXED INCOME 34,542,985
INTERNATIONAL EQUITY—10.0%
528,714
Nuveen Life International Equity Fund 6,947,296
TOTAL INTERNATIONAL EQUITY 6,947,296
U.S. EQUITY—40.0%
290,797
Nuveen Life Core Equity Fund 6,900,615
226,770
Nuveen Life Growth Equity Fund 6,125,048
265,944
Nuveen Life Large Cap Value Fund 6,340,115
89,785
Nuveen Life Real Estate Securities Select Fund 1,368,327
71,007
Nuveen Life Small Cap Equity Fund 1,403,804
95,803
Nuveen Life Stock Index Fund 5,540,273
TOTAL U.S. EQUITY 27,678,182
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $51,855,798) 69,168,463
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$75,000 (b) Fixed Income Clearing Corporation 3 .650% 07/01/26 75,000
TOTAL REPURCHASE AGREEMENTS 75,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $75,000) 75,000
TOTAL INVESTMENTS—100.0%
(Cost $51,930,798) 69,243,463
OTHER ASSETS & LIABILITIES, NET—(0.0)% (27,423)
NET ASSETS—100.0% $ 69,216,040
(a) The Fund invests its assets in the affiliated Nuveen Life Funds.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $75,008 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 0.625%
and maturity date 7/15/32, valued at $76,575.

Core Bond
Portfolio of Investments June 30, 2026

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.3%
BANK LOAN OBLIGATIONS - 1.2%
CAPITAL GOODS - 0.1%
$ 92,938 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5.894% 03/22/30 $ 93,051
TOTAL CAPITAL GOODS 93,051
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
142,477 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5.657 10/16/31 142,551
61,024 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6.163 11/08/32 61,147
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 203,698
CONSUMER SERVICES - 0.1%
34,902 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.394 09/23/30 34,888
17,759 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.394 01/31/31 16,412
155,485 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.232 11/30/29 133,004
TOTAL CONSUMER SERVICES 184,304
FINANCIAL SERVICES - 0.0%
38,798 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5.394 06/24/31 38,750
TOTAL FINANCIAL SERVICES 38,750
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
71,762 (a) Global Medical Response, Inc., Term Loan B, (TSFR1M + 3.250%) 6.889 10/01/32 72,031
22,781 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6.132 01/08/29 22,881
502,679 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6.144 12/19/30 503,690
TOTAL HEALTH CARE EQUIPMENT & SERVICES 598,602
INSURANCE - 0.4%
98,257 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6.144 09/19/31 97,063
425,847 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.144 06/16/31 412,171
83,723 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.922 06/20/30 83,731
98,245 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.644 09/15/31 98,184
135,614 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6.144 07/31/31 134,139
37,167 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5.982 11/23/29 37,088
TOTAL INSURANCE 862,376
MATERIALS - 0.0%
45,410 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6.819 04/13/29 44,681
19,448 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 5.663 06/12/31 19,462
14,468 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.894 03/03/31 13,572
TOTAL MATERIALS 77,715
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
82,088 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.500%) 6.144 12/12/31 82,199
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 82,199
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
46,056 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6.144 01/31/30 46,142
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 46,142
SOFTWARE & SERVICES - 0.1%
32,098 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6.416 07/30/31 29,012
35,353 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 6.394 05/30/31 33,868
14,296 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10.004 05/15/28 14,645
74,188 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6.504 05/15/28 67,493
56,325 (a) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5.913 02/10/31 53,176
TOTAL SOFTWARE & SERVICES 198,194
TRANSPORTATION - 0.0%
75,757 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5.413 03/21/31 75,686
TOTAL TRANSPORTATION 75,686
UTILITIES - 0.1%
160,405 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 1.750%) 5.387 11/26/32 159,746
TOTAL UTILITIES 159,746
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,642,002) 2,620,463

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 30.2%
AUTOMOBILES & COMPONENTS - 0.3%
$ 20,000 (b) Clarios Global LP 6.750% 02/15/30 $ 20,609
13,000 Dana, Inc 4.250 09/01/30 12,956
75,000 General Motors Financial Co, Inc 5.850 04/06/30 77,487
300,000 General Motors Financial Co, Inc 5.600 06/18/31 307,106
100,000 Goodyear Tire & Rubber Co 5.250 04/30/31 90,240
150,000 (b) ZF North America Capital, Inc 6.875 04/14/28 153,417
TOTAL AUTOMOBILES & COMPONENTS 661,815
BANKS - 6.8%
200,000 (a),(b),(c),(d) Akbank TAS, (DGS5 + 4.221%) 7.950 N/A 192,908
200,000 (b) Banco do Brasil S.A. 5.625 10/23/31 198,080
225,000 (b),(d) Banco Nacional de Mexico S.A. 6.697 08/07/36 221,603
200,000 (c),(d) Banco Santander S.A. 9.625 N/A 235,721
200,000 (b),(d) Bangkok Bank PCL 3.466 09/23/36 181,623
200,000 (b) Bank Hapoalim BM, Reg S 5.252 01/14/33 197,449
1,000,000 Bank of America Corp 2.592 04/29/31 922,751
300,000 Bank of America Corp 5.288 04/25/34 303,997
200,000 Bank of America Corp 5.744 02/12/36 204,033
475,000 Bank of America Corp 2.676 06/19/41 344,792
290,000 (c) Bank of America Corp 6.625 N/A 298,984
250,000 (c) Bank of New York Mellon Corp 6.300 N/A 257,223
200,000 Barclays plc 5.367 02/25/31 202,811
200,000 Barclays plc 3.330 11/24/42 149,929
200,000 (c),(d) Barclays plc 9.625 N/A 221,776
250,000 (b) BNP Paribas S.A. 4.916 01/15/34 245,251
400,000 (b),(c),(d) BNP Paribas S.A. 7.450 N/A 412,708
250,000 (b) BPCE S.A. 5.417 01/13/37 244,899
125,000 Citigroup, Inc 4.300 11/20/26 125,031
50,000 Citigroup, Inc 4.450 09/29/27 49,919
30,000 Citigroup, Inc 4.125 07/25/28 29,688
100,000 Citigroup, Inc 4.542 09/19/30 99,298
140,000 Citigroup, Inc 2.572 06/03/31 128,639
275,000 (c) Citigroup, Inc 7.625 N/A 285,736
100,000 (c) Citigroup, Inc 6.625 N/A 101,880
250,000 (b) Credit Agricole S.A. 5.222 05/27/31 252,030
200,000 (b),(c),(d) Credit Agricole S.A. 7.125 N/A 206,050
150,000 Deutsche Bank AG. 5.371 09/09/27 151,814
150,000 Deutsche Bank AG. 6.819 11/20/29 156,907
125,000 Deutsche Bank AG. 4.999 09/11/30 125,481
200,000 (c),(d) HSBC Holdings plc 8.000 N/A 206,998
200,000 (c),(d) HSBC Holdings plc 6.950 N/A 207,231
250,000 ING Groep NV 4.803 03/23/32 248,325
200,000 (c),(d) ING Groep NV 7.000 N/A 205,798
125,000 JPMorgan Chase & Co 4.323 04/26/28 124,775
400,000 JPMorgan Chase & Co 5.581 04/22/30 408,762
275,000 JPMorgan Chase & Co 3.702 05/06/30 267,446
250,000 JPMorgan Chase & Co 5.140 01/24/31 252,811
75,000 JPMorgan Chase & Co 1.953 02/04/32 66,018
125,000 JPMorgan Chase & Co 4.912 07/25/33 124,851
650,000 JPMorgan Chase & Co 5.350 06/01/34 660,909
100,000 JPMorgan Chase & Co 6.254 10/23/34 107,030
200,000 JPMorgan Chase & Co 5.766 04/22/35 208,023
500,000 JPMorgan Chase & Co 5.572 04/22/36 514,019
50,000 JPMorgan Chase & Co 2.525 11/19/41 35,453
250,000 JPMorgan Chase & Co 3.157 04/22/42 190,137
275,000 (c) JPMorgan Chase & Co 6.875 N/A 288,080
250,000 (c) M&T Bank Corp 3.500 N/A 248,115
250,000 Morgan Stanley Private Bank NA 4.734 07/18/31 248,872
890,000 Morgan Stanley Private Bank NA 4.465 11/19/31 874,764
200,000 NatWest Group plc 4.983 06/18/32 199,880
200,000 (c),(d) NatWest Group plc 8.125 N/A 221,359
125,000 PNC Financial Services Group, Inc 5.575 01/29/36 128,144

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.8% (continued)
$ 125,000 (c) PNC Financial Services Group, Inc 6.200 % N/A $ 126,741
200,000 Saudi Awwal Bank, Reg S 5.947 09/04/35 198,488
200,000 (c) Truist Financial Corp 6.669 N/A 199,847
100,000 US Bancorp 4.839 02/01/34 98,672
375,000 Wells Fargo & Co 2.393 06/02/28 367,557
100,000 Wells Fargo & Co 6.303 10/23/29 103,445
250,000 Wells Fargo & Co 4.844 05/20/32 249,155
450,000 Wells Fargo & Co 5.605 04/23/36 461,259
125,000 (c) Wells Fargo & Co 7.625 N/A 131,515
250,000 (c) Wells Fargo & Co 6.125 N/A 252,960
TOTAL BANKS 14,976,450
CAPITAL GOODS - 1.2%
60,000 (b) AECOM 6.000 08/01/33 60,086
40,000 (b) Albion Financing  SARL 7.000 05/21/30 41,417
75,000 Boeing Co 5.705 05/01/40 76,264
625,000 Boeing Co 5.805 05/01/50 617,479
50,000 (b) Chart Industries, Inc 7.500 01/01/30 51,622
200,000 Eaton Corp 4.200 03/06/31 196,025
200,000 Eaton Corp 4.800 03/06/36 196,212
20,000 (b) Herc Holdings, Inc 7.000 06/15/30 20,711
20,000 (b) Herc Holdings, Inc 7.250 06/15/33 20,851
150,000 (b) Honeywell Aerospace, Inc 4.950 03/16/36 147,710
125,000 (b) Honeywell Aerospace, Inc 5.732 03/16/56 124,994
100,000 Howmet Aerospace, Inc 4.550 11/15/32 98,335
150,000 L3Harris Technologies, Inc 5.400 07/31/33 153,342
40,000 (b) Quikrete Holdings, Inc 6.375 03/01/32 40,847
175,000 Raytheon Technologies Corp 4.125 11/16/28 173,643
50,000 Raytheon Technologies Corp 2.250 07/01/30 45,770
150,000 Raytheon Technologies Corp 6.000 03/15/31 158,286
200,000 (b) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 213,348
40,000 (b) Standard Building Solutions, Inc 6.250 08/01/33 39,722
80,000 (b) TransDigm, Inc 6.875 12/15/30 82,216
20,000 (b) WESCO Distribution, Inc 6.375 03/15/33 20,520
55,000 (b) Windsor Holdings III LLC 8.500 06/15/30 57,237
TOTAL CAPITAL GOODS 2,636,637
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000 (b) ADT Corp 4.875 07/15/32 37,801
30,000 (b) AMN Healthcare, Inc 6.500 01/15/31 30,182
200,000 (b) Bidvest Group UK plc 6.200 09/17/32 201,716
20,000 (b) CACI International, Inc 6.375 06/15/33 20,284
26,000 (b) Prime Security Services Borrower LLC 3.375 08/31/27 25,470
20,000 (b) Science Applications International Corp 5.875 11/01/33 19,698
100,000 Verisk Analytics, Inc 5.250 03/15/35 99,422
75,000 Verisk Analytics, Inc 3.625 05/15/50 53,082
200,000 Waste Management, Inc 4.950 03/15/35 199,542
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 687,197
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8%
325,000 Amazon.com, Inc 4.250 03/13/31 320,013
250,000 Amazon.com, Inc 4.875 03/13/36 246,101
75,000 Amazon.com, Inc 5.800 03/13/56 74,522
25,000 (b) Asbury Automotive Group, Inc 4.625 11/15/29 24,343
50,000 (b) Asbury Automotive Group, Inc 5.000 02/15/32 47,824
32,000 Kohl's Corp 5.125 05/01/31 28,607
80,000 (b) LCM Investments Holdings II LLC 4.875 05/01/29 77,890
40,000 (b) LCM Investments Holdings II LLC 8.250 08/01/31 41,677
45,000 (b) Lithia Motors, Inc 4.625 12/15/27 44,786
50,000 (b) Macy's Retail Holdings LLC 6.125 03/15/32 50,250
125,000 O'Reilly Automotive, Inc 3.600 09/01/27 123,763
250,000 O'Reilly Automotive, Inc 1.750 03/15/31 218,587
50,000 O'Reilly Automotive, Inc 5.100 03/12/36 49,538
200,000 (b) Prosus NV 4.193 01/19/32 190,069
40,000 (b) QXO Building Products, Inc 6.750 04/30/32 41,303

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8% (continued)
$ 75,000 Walmart, Inc 4.350% 04/28/30 $ 75,144
150,000 Walmart, Inc 4.150 04/30/31 148,277
15,000 (b) Wand NewCo 3, Inc 7.625 01/30/32 15,515
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,818,209
CONSUMER DURABLES & APPAREL - 0.0%
50,000 Newell Brands, Inc 6.375 09/15/27 50,362
20,000 (b) TopBuild Corp 5.625 01/31/34 20,195
TOTAL CONSUMER DURABLES & APPAREL 70,557
CONSUMER SERVICES - 0.2%
60,000 (b) Carnival Corp Ltd 5.750 08/01/32 60,586
150,000 (b) Churchill Downs, Inc 6.750 05/01/31 152,624
74,000 (b) Hilton Domestic Operating Co, Inc 3.625 02/15/32 67,730
20,000 (b) Light & Wonder International, Inc 7.500 09/01/31 20,729
20,000 (b) Light & Wonder International, Inc 6.250 10/01/33 19,892
25,000 (b) Marriott Ownership Resorts, Inc 4.500 06/15/29 24,124
20,000 (b) NCL Corp Ltd 5.875 01/15/31 19,411
20,000 (b) NCL Corp Ltd 6.250 09/15/33 19,423
TOTAL CONSUMER SERVICES 384,519
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
70,000 (b) Albertsons Cos, Inc 6.500 02/15/28 70,569
20,000 (b) Albertsons Cos, Inc 5.500 03/31/31 19,542
20,000 (b) Albertsons Cos, Inc 6.250 03/15/33 19,824
40,000 (b) Albertsons Cos, Inc 5.750 03/31/34 38,094
75,000 Kroger Co 5.000 09/15/34 74,009
100,000 Kroger Co 5.500 09/15/54 93,796
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 315,834
ENERGY - 2.8%
100,000 (b) Antero Midstream Partners LP 6.625 02/01/32 102,138
20,000 (b) Antero Midstream Partners LP 5.750 10/15/33 19,807
20,000 (b) Archrock Partners LP 6.625 09/01/32 20,398
200,000 BP Capital Markets America, Inc 5.227 11/17/34 202,622
20,000 (b) Buckeye Partners LP 6.750 02/01/30 20,656
250,000 Cheniere Energy Partners LP 4.000 03/01/31 240,513
150,000 Cheniere Energy Partners LP 3.250 01/31/32 137,470
150,000 Cheniere Energy Partners LP 5.550 10/30/35 152,370
20,000 (b) Chord Energy Corp 6.000 10/01/30 20,084
40,000 (b) Civitas Resources, Inc 8.750 07/01/31 41,781
65,000 (b) CNX Resources Corp 7.250 03/01/32 66,966
295,000 (b) Delek Logistics Partners LP 6.875 06/01/34 293,609
35,000 (b) DT Midstream, Inc 4.125 06/15/29 34,301
30,000 (b) DT Midstream, Inc 4.375 06/15/31 28,977
45,000 Ecopetrol S.A. 6.875 04/29/30 45,818
200,000 Ecopetrol S.A. 4.625 11/02/31 183,481
250,000 Enbridge, Inc 5.700 03/08/33 258,138
275,000 Enbridge, Inc 8.500 01/15/84 314,379
75,000 Energy Transfer LP 5.350 01/15/36 74,685
25,000 Energy Transfer LP 5.400 10/01/47 22,669
125,000 Energy Transfer LP 5.000 05/15/50 105,796
125,000 Energy Transfer LP 5.950 05/15/54 119,643
250,000 (c) Energy Transfer LP 7.125 N/A 257,954
25,000 Enterprise Products Operating LLC 3.300 02/15/53 16,735
36,000 EQT Corp 4.500 01/15/29 35,741
150,000 Expand Energy Corp 5.700 01/15/35 151,679
200,000 (b) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 174,059
10,000 (b) Hilcorp Energy I LP 5.750 02/01/29 9,961
25,000 (b) Hilcorp Energy I LP 6.000 04/15/30 24,562
9,000 (b) Hilcorp Energy I LP 6.000 02/01/31 8,718
100,000 (b) Hilcorp Energy I LP 8.375 11/01/33 104,127
100,000 (b) Kinetik Holdings LP 6.625 12/15/28 101,653
25,000 (b) Kodiak Gas Services LLC 5.875 04/01/31 25,064
20,000 (b) Kodiak Gas Services LLC 6.750 10/01/35 20,517
75,000 Marathon Petroleum Corp 3.800 04/01/28 73,997

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.8% (continued)
$ 100,000 Marathon Petroleum Corp 5.000% 09/15/54 $ 85,662
400,000 (b) Matador Resources Co 6.250 04/15/33 398,543
24,000 (b) Noble Finance II LLC 8.000 04/15/30 24,868
100,000 ONEOK, Inc 5.700 11/01/54 92,831
30,000 (b) PBF Holding Co LLC 7.875 09/15/30 30,571
200,000 (e) Petrobras Global Finance BV 6.250 01/10/36 199,190
100,000 Petroleos Mexicanos 5.950 01/28/31 98,838
67,000 Petroleos Mexicanos 6.700 02/16/32 67,593
200,000 (b) Petronas Energy Canada Ltd 2.112 03/23/28 191,873
200,000 (b) Raizen Fuels Finance S.A. 5.700 01/17/35 110,500
200,000 (b) Saudi Arabian Oil Co 2.250 11/24/30 178,589
23,000 Sunoco LP 4.500 05/15/29 22,489
67,000 (b) Sunoco LP 4.500 10/01/29 65,069
20,000 (b) Sunoco LP 5.625 03/31/31 19,854
20,000 (b) Sunoco LP 5.875 03/15/34 19,726
200,000 Targa Resources Corp 5.550 08/15/35 202,300
150,000 TotalEnergies Capital International S.A. 3.127 05/29/50 99,623
50,000 TotalEnergies Capital S.A. 5.488 04/05/54 48,310
200,000 TransCanada Trust 5.500 09/15/79 198,958
14,000 (b) Transocean, Inc 8.750 02/15/30 14,547
20,000 (b) USA Compression Partners LP 6.250 10/01/33 19,829
100,000 (b) Venture Global Calcasieu Pass LLC 4.125 08/15/31 93,885
100,000 (b) Venture Global LNG, Inc 9.875 02/01/32 106,756
20,000 (b) Venture Global Plaquemines LNG LLC 6.500 01/15/34 20,840
300,000 Williams Cos, Inc 5.650 03/15/33 308,841
TOTAL ENERGY 6,231,153
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
150,000 Agree LP 2.000 06/15/28 142,755
150,000 American Homes 4 Rent LP 5.250 03/15/35 149,495
50,000 American Tower Corp 3.375 10/15/26 49,862
150,000 American Tower Corp 3.800 08/15/29 146,252
175,000 American Tower Corp 2.900 01/15/30 164,396
50,000 American Tower Corp 2.100 06/15/30 45,201
50,000 American Tower Corp 1.875 10/15/30 44,376
125,000 American Tower Corp 5.400 01/31/35 126,485
200,000 American Tower Corp 5.350 03/15/35 201,302
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 96,074
150,000 Essential Properties LP 2.950 07/15/31 135,485
50,000 Essex Portfolio LP 3.000 01/15/30 47,193
175,000 Essex Portfolio LP 5.375 04/01/35 177,154
250,000 Healthcare Realty Holdings LP 3.100 02/15/30 235,284
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 91,142
100,000 Healthcare Realty Holdings LP 2.050 03/15/31 87,154
100,000 Highwoods Realty LP 3.875 03/01/27 99,633
50,000 Highwoods Realty LP 2.600 02/01/31 44,626
155,000 (b) Iron Mountain, Inc 7.000 02/15/29 157,926
20,000 (b) Millrose Properties, Inc 6.250 09/15/32 20,174
67,000 MPT Operating Partnership LP 3.500 03/15/31 46,073
20,000 (b) MPT Operating Partnership LP 8.500 02/15/32 20,476
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,328,518
FINANCIAL SERVICES - 2.4%
250,000 AerCap Ireland Capital DAC 3.000 10/29/28 240,642
20,000 Block, Inc 6.500 05/15/32 20,418
20,000 (b) Block, Inc 6.000 08/15/33 20,138
185,000 (c),(e) Capital One Financial Corp 3.950 N/A 184,426
275,000 (c) Charles Schwab Corp 6.100 N/A 275,060
30,881 (b) Compass Group Diversified Holdings LLC 5.250 04/15/29 29,415
100,000 Corebridge Financial, Inc 6.050 09/15/33 104,485
75,000 Corebridge Financial, Inc 5.750 01/15/34 77,040
200,000 (c),(d) Deutsche Bank AG., Reg S 8.130 N/A 211,246
250,000 Discover Bank 2.700 02/06/30 233,616
40,000 (b) Encore Capital Group, Inc 6.625 04/15/31 40,460

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.4% (continued)
$ 85,000 (b) FirstCash, Inc 6.875% 03/01/32 $ 87,345
300,000 Goldman Sachs Group, Inc 4.482 08/23/28 299,715
150,000 Goldman Sachs Group, Inc 5.330 07/23/35 150,509
50,000 Goldman Sachs Group, Inc 4.411 04/23/39 45,216
100,000 Goldman Sachs Group, Inc 3.436 02/24/43 76,499
200,000 (c) Goldman Sachs Group, Inc 7.500 N/A 209,788
150,000 (c) Goldman Sachs Group, Inc 7.500 N/A 157,454
50,000 Icahn Enterprises LP 5.250 05/15/27 49,418
38,000 Icahn Enterprises LP 4.375 02/01/29 32,455
200,000 (b) Indian Railway Finance Corp Ltd 3.249 02/13/30 188,583
20,000 (b) Jane Street Group 6.125 11/01/32 20,004
20,000 (b) Jane Street Group 6.750 05/01/33 20,567
325,000 Morgan Stanley 4.708 03/12/32 320,984
300,000 Morgan Stanley 4.809 04/16/32 297,668
250,000 Morgan Stanley 5.250 04/21/34 251,574
100,000 Morgan Stanley 5.424 07/21/34 101,551
75,000 Morgan Stanley 5.831 04/19/35 77,810
500,000 Morgan Stanley 5.664 04/17/36 513,296
300,000 Morgan Stanley 5.296 04/10/37 298,509
50,000 Navient Corp 5.500 03/15/29 47,989
40,000 OneMain Finance Corp 6.125 05/15/30 39,998
20,000 OneMain Finance Corp 6.500 03/15/33 19,681
15,000 (b) PennyMac Financial Services, Inc 7.875 12/15/29 15,599
20,000 (b) PennyMac Financial Services, Inc 6.875 05/15/32 19,573
40,000 (b) Rocket Cos, Inc 6.125 08/01/30 40,687
40,000 (b) Rocket Cos, Inc 6.375 08/01/33 40,678
15,000 Springleaf Finance Corp 5.375 11/15/29 14,733
175,000 (c) State Street Corp 6.700 N/A 180,985
200,000 (b) UBS Group AG. 3.179 02/11/43 149,782
20,000 (b) Walker & Dunlop, Inc 6.625 04/01/33 20,319
20,000 (b) WEX, Inc 6.500 03/15/33 19,914
TOTAL FINANCIAL SERVICES 5,245,829
FOOD, BEVERAGE & TOBACCO - 0.8%
375,000 Anheuser-Busch Cos LLC 4.700 02/01/36 364,991
186,000 Anheuser-Busch Cos LLC 4.900 02/01/46 169,450
175,000 (b) Cia Cervecerias Unidas S.A. 3.350 01/19/32 158,820
125,000 (b) Mars, Inc 5.200 03/01/35 125,497
125,000 (b) Mars, Inc 5.650 05/01/45 124,204
225,000 (b) Mars, Inc 5.700 05/01/55 221,663
300,000 Philip Morris International, Inc 5.250 02/13/34 304,918
35,000 (b) Post Holdings, Inc 6.250 02/15/32 35,527
75,000 (b) Primo Water Holdings, Inc 4.375 04/30/29 73,209
200,000 (b) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 204,282
TOTAL FOOD, BEVERAGE & TOBACCO 1,782,561
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
40,000 (b) CHS 5.250 05/15/30 37,745
500,000 CVS Health Corp 5.450 09/15/35 506,468
750,000 CVS Health Corp 5.050 03/25/48 662,456
50,000 (b) DaVita, Inc 4.625 06/01/30 48,438
60,000 (b) DaVita, Inc 6.750 07/15/33 61,911
20,000 (b) Global Medical Response, Inc 7.375 10/01/32 20,725
160,000 HCA, Inc 5.625 09/01/28 162,479
350,000 HCA, Inc 3.625 03/15/32 325,801
150,000 HCA, Inc 4.600 11/15/32 146,095
275,000 HCA, Inc 6.200 03/01/55 279,988
60,000 (b) IQVIA, Inc 6.250 06/01/32 61,001
200,000 (b) Rede D'or Finance Sarl 6.550 04/28/36 193,820
10,000 Tenet Healthcare Corp 4.625 06/15/28 9,915
80,000 Tenet Healthcare Corp 4.375 01/15/30 77,529

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (continued)
$ 240,000 UnitedHealth Group, Inc 2.300% 05/15/31 $ 214,883
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,809,254
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
100,000 Haleon US Capital LLC 3.625 03/24/32 93,671
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 93,671
INSURANCE - 2.1%
62,000 (b) Acrisure LLC 4.250 02/15/29 56,576
20,000 (b) Acrisure LLC 6.750 07/01/32 17,976
85,000 (b) Alliant Holdings Intermediate LLC 6.750 04/15/28 85,679
20,000 (b) Alliant Holdings Intermediate LLC 6.500 10/01/31 19,945
200,000 (b) Allianz SE 6.350 09/06/53 208,816
200,000 (b),(c),(d) Allianz SE 6.550 N/A 202,788
150,000 Aon Corp 5.350 02/28/33 153,167
30,000 (b) APH Somerset Investor 2 LLC 7.875 11/01/29 30,378
200,000 (b) Ardonagh Finco Ltd 7.750 02/15/31 202,253
40,000 Arthur J Gallagher & Co 5.550 02/15/55 37,909
75,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 56,749
50,000 (e) Brown & Brown, Inc 5.550 06/23/35 49,892
400,000 Hartford Financial Services Group, Inc 2.800 08/19/29 378,148
50,000 Hartford Financial Services Group, Inc 4.300 04/15/43 42,442
55,000 (b) HUB International Ltd 7.250 06/15/30 56,443
50,000 (b) Liberty Mutual Group, Inc 3.951 10/15/50 37,164
225,000 (e) Lincoln National Corp 5.350 11/15/35 219,886
175,000 MetLife, Inc 6.350 03/15/55 179,360
175,000 (b) Omnis Funding Trust 6.722 05/15/55 182,214
130,000 (b) Panther Escrow Issuer LLC 7.125 06/01/31 129,586
150,000 PartnerRe Finance B LLC 4.500 10/01/50 145,083
300,000 Prudential Financial, Inc 5.125 03/01/52 294,067
100,000 Prudential Financial, Inc 6.500 03/15/54 103,519
200,000 Reinsurance Group of America, Inc 5.750 09/15/34 204,662
150,000 RenaissanceRe Holdings Ltd 5.800 04/01/35 153,378
200,000 (b) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 199,443
425,000 UnitedHealth Group, Inc 5.625 07/15/54 415,594
300,000 (a),(b) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7.812 01/05/27 302,220
250,000 (a),(b) Vitality Re XV Ltd, (UTIXX + 2.500%) 0.000 01/07/28 251,750
175,000 (b) Wynnton Funding Trust 5.251 08/15/35 173,018
TOTAL INSURANCE 4,590,105
MATERIALS - 1.3%
150,000 Amcor Flexibles North America, Inc 2.630 06/19/30 138,453
200,000 Amcor Flexibles North America, Inc 2.690 05/25/31 181,178
200,000 (b) Antofagasta plc 5.625 09/09/35 202,481
95,000 (b) Arsenal AIC Parent LLC 8.000 10/01/30 99,009
38,000 Ball Corp 2.875 08/15/30 34,675
150,000 Berry Global, Inc 1.650 01/15/27 147,746
200,000 (b) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 191,279
200,000 Cemex SAB de C.V. 5.750 06/05/36 199,300
25,000 (b) Commercial Metals Co 6.000 12/15/35 24,935
200,000 (b) Corp Nacional del Cobre de Chile 6.330 01/13/35 210,011
200,000 (b) ICL Group Ltd, Reg S 6.036 06/16/36 199,227
44,000 (b) Mineral Resources Ltd 9.250 10/01/28 45,428
20,000 (b) Mineral Resources Ltd 7.000 04/01/31 20,702
100,000 Nutrien Ltd 2.950 05/13/30 93,842
200,000 (b) OCP S.A. 3.750 06/23/31 184,713
20,000 (b) Olin Corp 6.625 04/01/33 19,748
200,000 (b) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 198,991
200,000 (b) POSCO 4.500 08/04/27 199,835
40,000 (b) Qnity Electronics, Inc 5.750 08/15/32 40,213
20,000 (b) Qnity Electronics, Inc 6.250 08/15/33 20,349
20,000 (b) Solstice Advanced Materials, Inc 5.625 09/30/33 19,876
140,000 Suzano Netherlands BV 5.500 01/15/36 136,110

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.3% (continued)
$ 200,000 (b) UltraTech Cement Ltd 2.800% 02/16/31 $ 181,921
TOTAL MATERIALS 2,790,022
MEDIA & ENTERTAINMENT - 0.8%
400,000 Alphabet, Inc 4.100 02/15/31 393,032
31,000 (b) CCO Holdings LLC 5.125 05/01/27 30,937
225,000 Charter Communications Operating LLC 6.550 06/01/34 229,692
100,000 Charter Communications Operating LLC 5.850 12/01/35 96,790
7,000 (b) DIRECTV Holdings LLC 5.875 08/15/27 6,990
40,000 (b) Gray Media, Inc 7.250 08/15/33 39,386
15,000 Lamar Media Corp 3.625 01/15/31 13,985
125,000 Meta Platforms, Inc 6.200 05/15/46 125,087
325,000 Meta Platforms, Inc 5.625 11/15/55 294,501
250,000 Meta Platforms, Inc 6.300 05/15/56 248,855
110,000 (b) Sirius XM Radio, Inc 4.000 07/15/28 107,116
50,000 (b) Sirius XM Radio, Inc 4.125 07/01/30 47,061
50,000 Time Warner Cable LLC 5.875 11/15/40 44,711
TOTAL MEDIA & ENTERTAINMENT 1,678,143
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
125,000 Amgen, Inc 4.850 02/19/36 122,460
625,000 Amgen, Inc 5.650 03/02/53 608,314
150,000 Augusta SpinCo Corp 4.656 03/23/31 148,855
175,000 Augusta SpinCo Corp 4.945 03/23/33 173,926
30,000 (b) Avantor Funding, Inc 4.625 07/15/28 29,685
200,000 (b) Organon Finance  LLC 5.125 04/30/31 197,869
150,000 Viatris, Inc 4.000 06/22/50 102,969
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,384,078
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
175,000 Broadcom, Inc 4.600 07/15/30 174,406
250,000 Broadcom, Inc 3.469 04/15/34 224,497
100,000 Broadcom, Inc 4.800 10/15/34 97,872
50,000 Broadcom, Inc 5.700 01/15/56 49,611
115,000 NVIDIA Corp 2.000 06/15/31 102,594
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 648,980
SOFTWARE & SERVICES - 0.9%
75,000 Accenture Capital, Inc 4.500 10/04/34 71,923
500,000 AppLovin Corp 5.125 12/01/29 504,149
15,000 (b) ASGN, Inc 4.625 05/15/28 13,885
20,000 (b) Fair Isaac Corp 6.000 05/15/33 19,695
90,000 (b) Gen Digital, Inc 6.750 09/30/27 90,272
20,000 (b) Gen Digital, Inc 6.250 04/01/33 19,712
100,000 Microsoft Corp 1.350 09/15/30 88,866
147,000 Microsoft Corp 2.525 06/01/50 87,415
55,000 (b) Open Text Corp 3.875 12/01/29 50,569
15,000 (b) Open Text Holdings, Inc 4.125 02/15/30 13,741
175,000 Oracle Corp 4.450 09/26/30 168,939
125,000 Oracle Corp 5.200 09/26/35 117,026
325,000 Oracle Corp 5.700 02/04/36 314,748
150,000 Oracle Corp 5.950 09/26/55 127,473
125,000 Roper Technologies, Inc 1.400 09/15/27 120,620
75,000 Roper Technologies, Inc 2.000 06/30/30 67,314
125,000 ServiceNow, Inc 5.400 05/15/36 124,936
TOTAL SOFTWARE & SERVICES 2,001,283
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
125,000 Alphabet, Inc 3.700 02/15/29 122,971
60,000 Apple, Inc 2.650 02/08/51 36,392
80,000 (b) Imola Merger Corp 4.750 05/15/29 78,569
50,000 (b) Sensata Technologies BV 4.000 04/15/29 48,566
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 286,498
TELECOMMUNICATION SERVICES - 2.4%
564,000 AT&T, Inc 2.550 12/01/33 473,705
150,000 AT&T, Inc 4.500 05/15/35 141,224
300,000 AT&T, Inc 4.900 11/01/35 290,683

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.4% (continued)
$ 855,000 AT&T, Inc 3.550% 09/15/55 $ 550,572
100,000 AT&T, Inc 6.000 04/30/56 96,646
190,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 196,335
250,000 (b),(e) Bharti Airtel Ltd 3.250 06/03/31 232,803
40,000 (b) Level 3 Financing, Inc 6.875 06/30/33 41,096
60,000 (b) Level 3 Financing, Inc 7.000 03/31/34 61,868
200,000 (b) Millicom International Cellular S.A. 4.500 04/27/31 186,626
200,000 (b) STC Sukuk Co II Ltd 4.489 01/15/31 196,546
455,000 T-Mobile USA, Inc 2.625 02/15/29 432,659
225,000 T-Mobile USA, Inc 3.875 04/15/30 218,019
325,000 T-Mobile USA, Inc 5.050 07/15/33 324,447
100,000 T-Mobile USA, Inc 3.000 02/15/41 73,799
125,000 T-Mobile USA, Inc 3.300 02/15/51 81,537
175,000 T-Mobile USA, Inc 5.875 11/15/55 170,406
225,000 (b) Turk Telekomunikasyon AS. 6.950 10/07/32 222,679
20,000 (b) Uniti Services LLC 7.500 10/15/33 21,048
250,000 Verizon Communications, Inc 4.780 02/15/35 241,823
600,000 Verizon Communications, Inc 5.250 04/02/35 599,835
50,000 Verizon Communications, Inc 5.875 11/30/55 48,509
200,000 Verizon Communications, Inc 6.200 05/14/56 202,197
200,000 (b) Vmed O2 UK Financing I plc 4.750 07/15/31 164,331
150,000 Vodafone Group plc 5.125 06/04/81 117,262
TOTAL TELECOMMUNICATION SERVICES 5,386,655
TRANSPORTATION - 0.3%
200,000 (b) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 173,704
199,793 (b) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 201,791
20,000 (b) Stonepeak Nile Parent LLC 7.250 03/15/32 20,711
160,000 (b) XPO, Inc 6.250 06/01/28 161,601
TOTAL TRANSPORTATION 557,807
UTILITIES - 3.3%
275,000 AEP Transmission Co LLC 5.375 06/15/35 279,476
100,000 American Water Capital Corp 3.000 12/01/26 99,440
250,000 American Water Capital Corp 2.800 05/01/30 233,881
60,000 American Water Capital Corp 4.000 12/01/46 47,542
50,000 American Water Capital Corp 3.750 09/01/47 38,119
100,000 American Water Capital Corp 3.450 05/01/50 70,343
50,000 American Water Capital Corp 5.700 09/01/55 49,518
100,000 Atmos Energy Corp 1.500 01/15/31 87,302
175,000 Atmos Energy Corp 5.000 12/15/54 157,802
125,000 Baltimore Gas and Electric Co 3.750 08/15/47 93,776
50,000 Berkshire Hathaway Energy Co 3.250 04/15/28 48,958
100,000 Black Hills Corp 3.150 01/15/27 99,319
100,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 91,001
50,000 CenterPoint Energy Houston Electric LLC 4.850 04/01/36 48,970
150,000 (b) Chpe LLC 4.875 06/30/31 149,708
100,000 (b) Chpe LLC 5.350 06/30/36 99,686
200,000 CMS Energy Corp 6.500 06/01/55 204,835
100,000 Commonwealth Edison Co 2.750 09/01/51 60,962
58,000 Consumers Energy Co 2.650 08/15/52 34,668
20,000 (b) ContourGlobal Power Holdings S.A. 6.750 02/28/30 20,297
100,000 Dominion Energy, Inc 7.000 06/01/54 105,879
50,000 Dominion Energy, Inc 6.625 05/15/55 51,567
125,000 DTE Electric Co 5.400 04/01/53 119,885
50,000 DTE Electric Co 5.850 05/15/55 50,616
50,000 DTE Electric Co 5.550 03/01/56 48,811
250,000 Duke Energy Carolinas LLC 5.400 01/15/54 238,179
50,000 Duke Energy Progress LLC 2.500 08/15/50 29,030
200,000 (b) Empresas Publicas de Medellin ESP 4.250 07/18/29 188,462
100,000 Exelon Corp 6.500 03/15/55 102,639
44,000 (b) Ferrellgas LP 5.875 04/01/29 42,796
250,000 Florida Power & Light Co 4.800 05/15/33 249,091
200,000 Florida Power & Light Co 3.990 03/01/49 156,584

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.3% (continued)
$ 75,000 Florida Power & Light Co 5.700% 03/15/55 $ 74,771
250,000 Indiana Michigan Power Co 5.600 03/15/56 243,344
150,000 MidAmerican Energy Co 3.650 04/15/29 146,653
95,000 MidAmerican Energy Co 3.650 08/01/48 70,391
100,000 MPLX LP 6.200 09/15/55 100,444
310,000 NiSource, Inc 1.700 02/15/31 270,408
50,000 NiSource, Inc 5.300 05/18/36 50,034
75,000 NiSource, Inc 5.850 04/01/55 74,370
85,000 (b) NRG Energy, Inc 2.450 12/02/27 82,196
50,000 NRG Energy, Inc 5.750 01/15/28 50,023
6,000 (b) ONEOK, Inc 5.625 01/15/28 6,059
12,000 (b) Pattern Energy Operations LP 4.500 08/15/28 11,749
100,000 PECO Energy Co 3.000 09/15/49 65,210
100,000 PECO Energy Co 2.800 06/15/50 62,260
200,000 (b) Perusahaan Listrik Negara PT 3.875 07/17/29 192,875
200,000 PG&E Corp 7.375 03/15/55 203,796
125,000 Public Service Co of Colorado 3.200 03/01/50 84,109
100,000 Public Service Electric and Gas Co 4.900 12/15/32 100,608
200,000 Public Service Electric and Gas Co 5.450 03/01/54 192,828
280,000 Sierra Pacific Power Co 6.375 09/15/56 279,273
200,000 (b) Sociedad Transmisora Metropolitana S.p.A 6.385 12/15/55 203,840
28,000 (b) Superior Plus LP 4.500 03/15/29 27,150
60,000 (b) Talen Energy Supply LLC 6.250 02/01/34 59,635
40,000 (b) Talen Energy Supply LLC 6.500 02/01/36 40,326
50,000 Union Electric Co 5.125 03/15/55 45,495
75,000 Virginia Electric and Power Co 2.950 11/15/26 74,658
400,000 Virginia Electric and Power Co 4.950 03/15/36 391,514
275,000 Williams Cos, Inc 5.150 03/15/36 270,287
250,000 Wisconsin Power and Light Co 4.950 04/01/33 250,032
30,000 (b) XPLR Infrastructure Operating Partners LP 8.375 01/15/31 31,995
TOTAL UTILITIES 7,155,475
TOTAL CORPORATE BONDS
(Cost $68,412,347) 66,521,250
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49.1%
FOREIGN GOVERNMENT BONDS - 1.9%
200,000 (b) Baiterek National Investment Holding JSC 5.200 05/06/33 198,630
225,000 Brazilian Government International Bond 6.000 10/20/33 226,012
EUR 50,000 Chile Government International Bond 3.800 07/01/35 57,457
200,000 (b) Costa Rica Government International Bond 7.000 04/04/44 217,836
150,000 (b) Dominican Republic International Bond 6.150 05/17/38 148,928
56,442 (b) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 51,786
14,000 (b) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 11,715
200,000 (b) Egypt Government International Bond 7.053 01/15/32 200,185
100,000 European Investment Bank 4.875 02/15/36 103,161
200,000 (b) Export-Import Bank of India 2.250 01/13/31 178,075
200,000 (b) Guatemala Government International Bond 3.700 10/07/33 177,698
200,000 (b) Hungary Government International Bond 6.125 05/22/28 204,833
200,000 Israel Government International Bond 5.375 03/12/29 201,960
200,000 (b) Ivory Coast Government International Bond 6.750 02/25/41 193,737
205,000 Mexico Government International Bond 5.850 07/02/32 207,009
32,000 Mexico Government International Bond 6.050 01/11/40 30,992
275,000 Mexico Government International Bond 4.280 08/14/41 216,150
250,000 Mexico Government International Bond 6.400 05/07/54 235,250
200,000 (b) Paraguay Government International Bond 6.000 02/09/36 208,890
100,000 Republic of Poland Government International Bond 4.875 10/04/33 99,457
140,000 Republic of Poland Government International Bond 5.500 04/04/53 132,492
102,000 (b) Romanian Government International Bond 5.875 01/30/29 102,816
100,000 (b) Romanian Government International Bond 5.750 07/04/36 95,625
275,000 (b) Rwanda International Government Bond 5.500 08/09/31 262,867
200,000 (b) Saudi Government International Bond 3.750 01/21/55 139,247

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 200,000 (b) Serbia Government International Bond 2.125% 12/01/30 $ 174,303
200,000 Turkiye Government International Bond 7.625 05/15/34 210,046
TOTAL FOREIGN GOVERNMENT BONDS 4,287,157
MORTGAGE BACKED - 24.7%
100,000 (a),(b) Angel Oak Mortgage Trust 2.837 11/25/66 75,245
72,100 (a),(b) Bayview Opportunity Master Fund VI Trust 3.000 10/25/51 61,535
500,000 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.500%) 5.125 12/15/42 501,657
62,166 (a),(b) Chase Home Lending Mortgage Trust Series 5.500 12/25/56 61,817
1,303,389 (a),(b) Citigroup Mortgage Loan Trust 0.153 02/25/52 11,527
430,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8.278 06/25/42 444,986
183,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 7.228 07/25/42 187,908
85,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7.706 01/25/43 87,700
35,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 8.978 05/25/43 37,541
565,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.456 06/25/43 584,116
325,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6.328 07/25/43 332,566
125,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 130,775
80,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.178 10/25/43 83,487
45,159 Fannie Mae Pool 3.500 06/01/32 43,821
38,854 Fannie Mae Pool 5.000 05/01/35 38,795
5,056 Fannie Mae Pool 7.500 07/01/35 5,121
46,690 Fannie Mae Pool 5.000 02/01/36 47,084
52,912 Fannie Mae Pool 3.000 10/01/39 49,163
41,721 Fannie Mae Pool 3.000 05/01/40 38,523
73,233 Fannie Mae Pool 5.000 09/01/40 73,854
39,378 Fannie Mae Pool 4.000 09/01/42 37,903
28,924 Fannie Mae Pool 4.500 03/01/44 28,580
238,908 Fannie Mae Pool 4.000 05/01/44 229,367
98,410 Fannie Mae Pool 4.500 10/01/44 96,771
189,647 Fannie Mae Pool 4.500 11/01/44 186,488
42,364 Fannie Mae Pool 5.000 11/01/44 42,723
16,064 Fannie Mae Pool 4.000 01/01/45 15,462
215,854 Fannie Mae Pool 3.500 01/01/46 200,813
12,864 Fannie Mae Pool 4.000 04/01/46 12,318
89,685 Fannie Mae Pool 3.500 07/01/46 83,282
218,349 Fannie Mae Pool 3.500 07/01/46 203,588
41,389 Fannie Mae Pool 3.000 10/01/46 36,426
5,109 Fannie Mae Pool 3.000 11/01/47 4,497
102,826 Fannie Mae Pool 3.500 11/01/47 95,714
132,349 Fannie Mae Pool 3.500 01/01/48 122,362
61,410 Fannie Mae Pool 4.500 01/01/48 59,982
56,083 Fannie Mae Pool 4.500 02/01/48 54,781
44,253 Fannie Mae Pool 4.500 05/01/48 43,223
28,688 Fannie Mae Pool 4.500 05/01/48 28,015
174,426 Fannie Mae Pool 3.000 07/01/50 155,537
155,406 Fannie Mae Pool 2.500 08/01/51 132,617
117,010 Fannie Mae Pool 3.000 09/01/51 104,154
567,925 Fannie Mae Pool 2.500 12/01/51 479,028
18,142 Fannie Mae Pool 2.500 01/01/52 15,249
267,682 Fannie Mae Pool 2.500 02/01/52 228,185
301,521 Fannie Mae Pool 3.000 02/01/52 263,538
202,970 Fannie Mae Pool 3.500 02/01/52 185,839
404,588 Fannie Mae Pool 2.500 04/01/52 340,360
326,109 Fannie Mae Pool 3.000 04/01/52 287,804
695,622 Fannie Mae Pool 3.000 04/01/52 607,984
23,514 Fannie Mae Pool 2.500 05/01/52 19,746
123,922 Fannie Mae Pool 3.000 05/01/52 109,396
411,400 Fannie Mae Pool 4.000 05/01/52 385,884
105,108 Fannie Mae Pool 3.500 06/01/52 95,846
81,732 Fannie Mae Pool 3.500 06/01/52 74,219
686,424 Fannie Mae Pool 4.000 06/01/52 644,321
149,901 Fannie Mae Pool 4.500 06/01/52 145,002
356,153 Fannie Mae Pool 4.500 06/01/52 344,110

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,291,169 Fannie Mae Pool 4.000% 07/01/52 $ 1,208,719
141,669 Fannie Mae Pool 4.500 07/01/52 136,995
87,449 Fannie Mae Pool 4.500 07/01/52 84,438
1,306,686 Fannie Mae Pool 4.000 08/01/52 1,225,889
607,325 Fannie Mae Pool 4.500 08/01/52 586,212
1,194,800 Fannie Mae Pool 5.000 08/01/52 1,183,763
676,857 Fannie Mae Pool 4.000 09/01/52 634,400
2,127,103 Fannie Mae Pool 4.500 09/01/52 2,053,155
81,480 Fannie Mae Pool 5.000 09/01/52 80,690
800,230 Fannie Mae Pool 4.000 10/01/52 749,796
293,368 Fannie Mae Pool 4.500 10/01/52 283,599
189,579 Fannie Mae Pool 5.000 10/01/52 187,749
272,072 Fannie Mae Pool 4.000 11/01/52 254,772
887,272 Fannie Mae Pool 4.500 11/01/52 855,855
243,085 Fannie Mae Pool 4.500 12/01/52 234,765
956,026 Fannie Mae Pool 5.000 01/01/53 947,195
814,021 Fannie Mae Pool 5.000 02/01/53 805,723
277,142 Fannie Mae Pool 5.500 02/01/53 280,087
401,253 Fannie Mae Pool 5.000 04/01/53 396,780
223,748 Fannie Mae Pool 5.000 05/01/53 221,128
25,834 Fannie Mae Pool 5.000 06/01/53 25,565
1,395,504 Fannie Mae Pool 5.500 06/01/53 1,409,798
466,169 Fannie Mae Pool 5.000 08/01/53 460,669
181,358 Fannie Mae Pool 5.500 08/01/53 182,761
1,574,560 Fannie Mae Pool 5.500 10/01/53 1,585,421
456,088 Fannie Mae Pool 4.000 02/01/54 427,990
324,836 Fannie Mae Pool 6.000 03/01/54 332,345
2,490,463 Fannie Mae Pool 5.500 04/01/54 2,507,440
1,593,576 Fannie Mae Pool 5.500 05/01/54 1,606,441
398,650 Fannie Mae Pool 6.000 06/01/54 407,865
2,749,625 Fannie Mae Pool 5.500 10/01/54 2,761,778
706,960 Fannie Mae Pool 6.000 10/01/54 723,302
49,595 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 2.208 09/25/43 4,367
114,069 Fannie Mae REMICS 3.500 02/25/48 101,626
75,420 Fannie Mae REMICS 4.000 07/25/48 70,950
128,804 Fannie Mae REMICS 2.000 08/25/50 15,683
180,804 Fannie Mae REMICS 2.000 10/25/50 127,950
366,128 Fannie Mae REMICS 2.500 11/25/50 55,261
72,558 Fannie Mae REMICS 3.000 02/25/51 14,289
172,065 Fannie Mae REMICS 2.500 11/25/51 17,613
274,951 Fannie Mae REMICS 3.500 04/25/52 214,714
191,837 Fannie Mae REMICS 4.500 07/25/52 169,662
119,234 Fannie Mae REMICS 4.500 08/25/52 103,268
86,241 Fannie Mae REMICS 4.000 09/25/52 75,495
104,887 Fannie Mae REMICS 4.000 09/25/52 92,214
88,759 Fannie Mae REMICS 4.500 10/25/52 83,710
94,676 Fannie Mae REMICS 4.500 10/25/52 90,104
140,631 Fannie Mae REMICS 5.500 11/25/52 140,732
114,255 Federal National Mortgage Association (FNMA) 2.500 02/01/52 96,039
89,182 (a),(b) Flagstar Mortgage Trust 3.000 12/30/51 76,115
9,055 Freddie Mac Gold Pool 5.000 06/01/36 9,143
3,271 Freddie Mac Gold Pool 5.000 07/01/39 3,302
101,896 Freddie Mac Gold Pool 3.500 04/01/45 95,024
269,042 Freddie Mac Gold Pool 3.500 08/01/45 250,899
5,868 Freddie Mac Gold Pool 4.500 06/01/47 5,749
164,806 Freddie Mac Gold Pool 4.000 09/01/47 157,188
63,084 Freddie Mac Gold Pool 3.500 12/01/47 58,568
55,141 Freddie Mac Gold Pool 4.500 08/01/48 53,934
640,008 Freddie Mac Pool 3.000 11/01/49 568,769
141,262 Freddie Mac Pool 2.500 11/01/51 118,867
166,429 Freddie Mac Pool 3.000 11/01/51 149,342
140,776 Freddie Mac Pool 3.000 11/01/51 125,044

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 25,104 Freddie Mac Pool 3.000% 11/01/51 $ 22,545
42,435 Freddie Mac Pool 3.000 11/01/51 38,078
104,900 Freddie Mac Pool 3.000 02/01/52 91,699
142,954 Freddie Mac Pool 3.000 03/01/52 124,944
185,044 Freddie Mac Pool 2.500 04/01/52 155,959
416,438 Freddie Mac Pool 4.000 04/01/52 391,162
648,465 Freddie Mac Pool 3.000 05/01/52 566,817
64,854 Freddie Mac Pool 3.000 06/01/52 56,945
314,264 Freddie Mac Pool 4.500 06/01/52 303,833
1,303,675 Freddie Mac Pool 4.500 07/01/52 1,259,862
314,892 Freddie Mac Pool 4.500 07/01/52 304,505
2,144,405 Freddie Mac Pool 4.000 10/01/52 2,009,642
97,995 Freddie Mac Pool 6.000 11/01/52 100,498
1,790,501 Freddie Mac Pool 5.000 06/01/53 1,769,135
471,683 Freddie Mac Pool 5.000 08/01/53 466,368
405,652 Freddie Mac Pool 5.500 08/01/53 409,245
177,018 Freddie Mac REMICS 3.500 01/15/47 161,061
126,716 Freddie Mac REMICS 4.000 01/15/48 119,399
140,726 Freddie Mac REMICS 4.000 03/15/48 132,517
106,284 Freddie Mac REMICS 4.000 04/15/48 100,016
65,329 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 3.988 06/15/48 57,838
86,087 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 3.908 10/15/48 77,013
138,207 Freddie Mac REMICS 2.000 09/25/50 95,154
63,240 Freddie Mac REMICS 3.000 09/25/50 46,671
136,525 Freddie Mac REMICS 3.000 10/25/50 99,332
70,158 Freddie Mac REMICS 4.000 08/25/52 62,004
15,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10.728 01/25/42 15,465
60,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9.106 02/25/42 61,373
95,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8.647 04/25/42 98,307
200,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8.128 06/25/42 206,890
185,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7.328 09/25/42 190,918
70,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6.761 03/25/43 72,281
1,573 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust 3.792 02/25/48 1,548
2,721 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust 3.851 05/25/48 2,683
105,451 (a),(b) GCAT Trust 3.000 12/25/51 90,000
2,750 Ginnie Mae I Pool 5.000 03/15/34 2,741
7,952 Ginnie Mae I Pool 5.000 06/15/34 8,048
1,395 Ginnie Mae I Pool 5.000 04/15/38 1,411
2,896 Ginnie Mae I Pool 4.500 04/15/40 2,851
76,422 Ginnie Mae II Pool 3.000 06/20/51 67,926
48,718 Ginnie Mae II Pool 3.000 12/20/51 43,302
83,067 Ginnie Mae II Pool 2.500 02/20/52 69,588
727,665 Ginnie Mae II Pool 3.500 07/20/52 664,020
431,559 Ginnie Mae II Pool 4.000 08/20/52 404,802
283,986 Ginnie Mae II Pool 4.500 08/20/52 275,100
35,489 Ginnie Mae II Pool 5.000 11/20/52 35,201
193,097 Ginnie Mae II Pool 4.500 03/20/53 186,796
230,454 Government National Mortgage Association 5.000 01/20/40 43,771
160,076 Government National Mortgage Association 5.000 03/20/40 28,859
46,071 Government National Mortgage Association 2.500 12/20/43 40,952
55,608 Government National Mortgage Association 3.000 03/20/45 49,475
47,740 Government National Mortgage Association 4.000 06/20/46 4,870
256,756 Government National Mortgage Association 3.000 11/20/51 187,980
352,831 Government National Mortgage Association 3.000 12/20/51 262,666
272,850 Government National Mortgage Association 3.000 01/20/52 207,051
326,580 Government National Mortgage Association 3.000 02/20/52 226,338
210,482 Government National Mortgage Association 4.000 04/20/52 173,790
165,921 Government National Mortgage Association 5.000 04/20/52 29,260
116,930 Government National Mortgage Association 4.000 07/20/52 97,840
165,064 Government National Mortgage Association 4.500 09/20/52 151,084
171,600 Government National Mortgage Association 4.500 09/20/52 156,945
116,151 Government National Mortgage Association 4.500 02/20/53 108,631

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 96,057 Government National Mortgage Association 5.500% 02/20/53 $ 95,048
121,706 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 3.341 05/20/53 10,241
89,373 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 9.131 08/20/53 94,282
36,402 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 11.276 08/20/53 41,525
1,447,133 (a),(b) GS Mortgage-Backed Securities Corp Trust 0.145 08/25/51 11,611
202,013 (a),(b) GS Mortgage-Backed Securities Trust 2.500 11/25/51 165,618
144,521 (a),(b) GS Mortgage-Backed Securities Trust 2.500 03/25/52 118,657
87,090 (a),(b) GS Mortgage-Backed Securities Trust 2.817 05/28/52 73,087
166,690 (a),(b) GS Mortgage-Backed Securities Trust 3.000 08/26/52 142,266
67,754 (b) Imperial Fund Mortgage Trust 4.638 03/25/67 64,486
15,560 (a),(b) JP Morgan Mortgage Trust 3.500 05/25/47 14,098
120,000 (a),(b) JP Morgan Mortgage Trust 3.500 10/25/48 107,663
380,421 (a),(b) JP Morgan Mortgage Trust 0.122 06/25/51 2,260
680,554 (a),(b) JP Morgan Mortgage Trust 0.114 11/25/51 3,898
57,847 (a),(b) JP Morgan Mortgage Trust 2.500 11/25/51 47,529
705,373 (a),(b) JP Morgan Mortgage Trust 0.110 12/25/51 4,248
79,354 (a),(b) JP Morgan Mortgage Trust 2.500 12/25/51 65,004
21,921 (a),(b) JP Morgan Mortgage Trust 2.836 12/25/51 17,986
119,706 (a),(b) JP Morgan Mortgage Trust 2.500 01/25/52 98,208
162,335 (a),(b) JP Morgan Mortgage Trust 0.500 04/25/52 4,811
110,437 (a),(b) JP Morgan Mortgage Trust 3.345 04/25/52 95,181
66,262 (a),(b) JP Morgan Mortgage Trust 3.345 04/25/52 56,414
88,350 (a),(b) JP Morgan Mortgage Trust 3.345 04/25/52 73,204
179,120 (a),(b) JP Morgan Mortgage Trust 2.500 06/25/52 146,719
979,838 (b) JP Morgan Mortgage Trust 0.224 07/25/52 9,181
184,912 (a),(b) JP Morgan Mortgage Trust 2.500 07/25/52 151,463
171,230 (a),(b) JP Morgan Mortgage Trust 3.250 07/25/52 152,217
281,319 (a),(b) JP Morgan Mortgage Trust 3.000 08/25/52 240,085
27,037 (a),(b) JP Morgan Mortgage Trust 3.091 08/25/52 22,503
148,828 (a),(b) JP Morgan Mortgage Trust 3.000 10/25/52 127,014
92,784 (a),(b) JP Morgan Mortgage Trust 3.000 11/25/52 79,011
116,256 (a),(b) JP Morgan Mortgage Trust 3.000 04/25/53 99,216
64,623 (a),(b) JP Morgan Mortgage Trust 5.000 06/25/53 62,989
64,623 (a),(b) JP Morgan Mortgage Trust 5.500 06/25/53 64,111
100,647 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 82,823
96,135 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 85,952
85,872 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 70,555
92,938 (a),(b) OBX 3.000 01/25/52 79,316
150,535 (a),(b) PMT Loan Trust 6.000 03/25/57 151,907
181,421 (a),(b) RCKT Mortgage Trust 2.500 02/25/52 149,061
165,461 (a),(b) RCKT Mortgage Trust 3.000 05/25/52 141,217
74,547 (a),(b) RCKT Mortgage Trust 4.000 06/25/52 68,103
4,487 (a),(b) Sequoia Mortgage Trust 4.000 06/25/49 4,210
24,658 (a),(b) Sequoia Mortgage Trust 3.500 12/25/49 22,104
69,201 (a),(b) Sequoia Mortgage Trust 2.500 06/25/51 56,773
141,459 (a),(b) Sequoia Mortgage Trust 4.000 11/25/55 130,114
115,600 (a),(b) Sequoia Mortgage Trust 5.500 02/25/56 114,734
100,000 (a),(b) Verus Securitization Trust 5.670 01/25/71 98,692
67,319 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 57,518
89,992 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.302 08/25/51 76,883
TOTAL MORTGAGE BACKED 54,331,842
MUNICIPAL BONDS - 0.3%
200,000 City & County of San Francisco CA Community Facilities District No 2014-1 4.038 09/01/34 188,852
170,000 New York State Dormitory Authority 4.294 07/01/44 150,371
300,000 State of Oregon Department of Administrative Services 4.103 05/01/39 273,587
TOTAL MUNICIPAL BONDS 612,810
U.S. TREASURY SECURITIES - 22.2%
390,000 United States Treasury Note/Bond 4.125 10/31/26 390,219
250,000 United States Treasury Note/Bond 4.375 12/15/26 250,580
180,000 United States Treasury Note/Bond 4.125 01/31/27 180,112
655,000 United States Treasury Note/Bond 4.125 02/28/27 655,441
550,000 United States Treasury Note/Bond 3.875 03/31/27 549,425

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 150,000 United States Treasury Note/Bond 4.500% 05/15/27 $ 150,501
210,000 United States Treasury Note/Bond 3.875 07/31/27 209,401
250,000 United States Treasury Note/Bond 3.750 04/15/28 248,223
96,000 United States Treasury Note/Bond 4.125 06/30/28 95,951
370,000 United States Treasury Note/Bond 3.375 09/15/28 363,843
3,341,000 United States Treasury Note/Bond 4.125 06/15/29 3,337,868
170,000 United States Treasury Note/Bond 3.625 08/31/30 166,314
95,000 United States Treasury Note/Bond 4.875 10/31/30 97,497
1,575,000 United States Treasury Note/Bond 4.125 03/31/31 1,569,094
325,000 United States Treasury Note/Bond 4.625 04/30/31 330,814
3,487,000 United States Treasury Note/Bond 4.125 06/30/31 3,474,741
2,084,000 United States Treasury Note/Bond 4.125 07/31/31 2,075,371
4,827,000 United States Treasury Note/Bond 4.250 06/30/33 4,808,145
3,501,000 United States Treasury Note/Bond 4.375 05/15/36 3,482,401
110,000 United States Treasury Note/Bond 2.250 05/15/41 80,188
500,000 United States Treasury Note/Bond 2.000 11/15/41 346,270
5,111,800 (f) United States Treasury Note/Bond 2.375 02/15/42 3,728,020
3,005,000 United States Treasury Note/Bond 3.875 02/15/43 2,662,594
3,668,000 United States Treasury Note/Bond 4.750 11/15/43 3,607,822
1,114,000 United States Treasury Note/Bond 4.750 02/15/45 1,089,675
675,000 United States Treasury Note/Bond 5.000 05/15/45 680,748
1,535,700 United States Treasury Note/Bond 3.000 11/15/45 1,159,634
1,518,000 United States Treasury Note/Bond 4.625 02/15/46 1,457,043
500,000 United States Treasury Note/Bond 5.000 05/15/46 503,750
1,615,000 United States Treasury Note/Bond 2.875 11/15/46 1,179,581
765,000 United States Treasury Note/Bond 3.000 05/15/47 567,833
176,000 United States Treasury Note/Bond 3.375 11/15/48 137,658
9,376,000 United States Treasury Note/Bond 4.750 02/15/56 9,107,905
TOTAL U.S. TREASURY SECURITIES 48,744,662
TOTAL GOVERNMENT BONDS
(Cost $111,826,029) 107,976,471
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley 65,494
TOTAL FINANCIAL SERVICES 65,494
TOTAL PREFERRED STOCKS
(Cost $65,000) 65,494
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 15.8%
AUTOMOBILE ABS - 2.0%
150,000 Capital One Prime Auto Receivables Trust, Series 2025 1 3.850 07/15/30 148,645
6,394 Carvana Auto Receivables Trust, Series 2021 N4 1.720 09/11/28 6,261
55,613 (b) Carvana Auto Receivables Trust, Series 2022 N1 4.130 12/11/28 55,136
395,000 (b) CPS Auto Receivables Trust, Series 2025 C 4.910 10/15/31 394,680
800,000 GM Financial Consumer Automobile Receivables Trust, Series 2026 2 4.150 08/18/31 795,035
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4.570 09/21/29 1,002,769
385,000 (b) Hyundai Auto Lease Securitizat, Series 2026 A 3.970 12/15/28 382,401
500,000 (b) M&T Bank Auto Receivables Trust, Series 2025 1A 4.730 06/17/30 501,464
435,000 Mercedes-Benz Auto Lease Trust, Series 2026 A 3.930 01/15/30 431,578
450,000 Toyota auto receivables owner, Series 2026 A 3.860 09/16/30 445,678
TOTAL AUTOMOBILE ABS 4,163,647
COMMERCIAL MBS - 8.0%
400,000 (a) 3650R Commercial Mortgage Trust, Series 2022 PF2 5.291 11/15/55 393,750
500,000 (b) BANK, Series 2019 BN21 2.500 10/17/52 374,432
400,000 BBCMS Mortgage Trust, Series 2023 C19 5.753 04/15/56 402,942
575,000 (b) BBCMS Trust, Series 2015 SRCH 4.197 08/10/35 566,512
500,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3.878 01/15/51 484,891
400,000 Benchmark Mortgage Trust, Series 2019 B9 4.267 03/15/52 383,234
200,000 Benchmark Mortgage Trust, Series 2019 B12 3.419 08/15/52 187,339

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 8.0% (continued)
$ 500,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2.244% 08/15/54 $ 413,244
450,000 Benchmark Mortgage Trust, Series 2019 B14 3.049 12/15/62 423,365
125,000 Benchmark Mortgage Trust, Series 2019 B14 3.493 12/15/62 102,496
250,000 Benchmark Mortgage Trust, Series 2019 B15 3.564 12/15/72 214,802
360,000 BMO Mortgage Trust, Series 2023 C5 5.765 06/15/56 371,570
196,655 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5 5.017 03/15/41 197,124
96,250 (b) Cars Net Lease Mortgage Notes, Series 2020 1A 2.010 12/15/50 91,703
97,250 (b) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3.100 12/15/50 89,765
100,000 (b) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4.690 12/15/50 91,510
250,000 CD Mortgage Trust, Series 2017 CD4 3.746 05/10/50 244,700
250,000 (a),(b) CF Mortgage Trust, Series 2020 P1 3.603 04/15/52 232,086
43,084 (a),(b) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4.753 07/10/47 41,302
400,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 4.106 04/10/48 358,192
250,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3.018 08/10/56 230,726
24,723 COMM Mortgage Trust, Series 2012 CR4 2.853 10/15/45 24,303
376,011 COMM Mortgage Trust, Series 2014 CR17 4.377 05/10/47 374,197
500,000 (a),(b) COMM Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 297,500
200,000 (a),(b) COMM Mortgage Trust, Series 2015 CR22 3.749 03/10/48 150,319
439,000 CSAIL Commercial Mortgage Trust, Series 2019 C17 3.278 09/15/52 399,469
250,000 (a),(b) CSTL Commercial Mortgage Trust, Series 2024 GATE 5.221 11/10/41 248,556
200,000 DBJPM Mortgage Trust, Series 2020 C9 2.340 08/15/53 178,021
400,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6.144 06/10/37 402,034
250,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6.846 06/10/37 250,728
500,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP 4.757 11/13/42 493,702
395,808 (b) EQT Trust, Series 2024 EXTR 5.331 07/05/41 399,050
100,000 GS Mortgage Securities Trust, Series 2017 GS6 3.869 05/10/50 90,424
300,000 GS Mortgage Securities Trust, Series 2017 GS7 4.236 08/10/50 276,274
500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3.173 02/13/53 464,982
900,000 (a),(b) Houston Galleria Mall Trust, Series 2025 HGLR 5.644 02/05/45 921,345
500,000 (a),(b) HTL Commercial Mortgage Trust, Series 2024 T53 7.324 05/10/39 503,277
225,000 (a),(b) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5.292 07/13/42 226,327
150,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3.065 01/16/37 122,143
138,972 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.106 08/15/48 137,682
450,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.684 08/15/48 424,765
500,000 (a),(b) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.415 03/17/49 466,862
115,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2017 C5 3.858 03/15/50 106,584
225,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C7 3.985 10/15/50 213,724
400,000 MSWF Commercial Mortgage Trust, Series 2023 1 5.752 05/15/56 416,582
424,429 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5.915 07/15/36 413,117
500,000 (b) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL 3.885 08/15/38 483,995
260,000 (a),(b) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5.543 10/15/40 260,982
550,000 (b) Olympic Tower Mortgage Trust, Series 2017 OT 3.566 05/10/39 528,407
500,000 (b) One Bryant Park Trust, Series 2019 OBP 2.516 09/15/54 461,988
500,000 (a),(b) SYCA Commercial Mortgage Trust, Series 2025 WAG 5.433 11/10/42 496,208
190,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4.713 06/15/51 180,689
200,000 (a) UBS Commercial Mortgage Trust, Series 2018 C12 4.788 08/15/51 183,739
250,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C61 2.658 11/15/54 222,879
200,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5.309 08/15/57 203,449
TOTAL COMMERCIAL MBS 16,919,988
HOME EQUITY ABS - 0.0%
833 Centex Home Equity, Series 2002 A 5.540 01/25/32 837
1,599 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3.986 06/25/33 1,581
2,151 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4.663 09/25/34 2,061
TOTAL HOME EQUITY ABS 4,479
OTHER ABS - 3.4%
500,000 (a),(b) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 5.970 07/21/38 500,807
148,568 (b) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 148,697
250,000 (a),(b) Apidos CLO XXXI, (TSFR3M + 1.450%), Series 2019 31A 5.122 04/15/39 250,298
24,357 (b) Apollo Aviation Securitization, Series 2021 2A 2.798 01/15/47 23,138
91,931 (b) Capital Automotive REIT, Series 2021 1A 1.440 08/15/51 91,558
98,271 (b) Capital Automotive REIT, Series 2021 1A 1.920 08/15/51 97,880
144,702 (a),(b) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4.497 04/07/52 14

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS - 3.4% (continued)
$ 437,839 (b) CF Hippolyta LLC, Series 2020 1 1.690% 07/15/60 $ 361,724
211,371 (b) CF Hippolyta LLC, Series 2020 1 1.990 07/15/60 172,990
89,945 (b) CF Hippolyta LLC, Series 2020 1 2.280 07/15/60 54,324
229,384 (b) CF Hippolyta LLC, Series 2021 1A 1.530 03/15/61 180,620
235,612 (b) CF Hippolyta LLC, Series 2021 1A 1.980 03/15/61 137,034
116,563 (b) DB Master Finance LLC, Series 2019 1A 4.352 05/20/49 114,238
95,500 (b) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 90,043
145,875 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 138,581
250,000 (a),(b) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A 5.375 10/20/38 250,682
39,305 (b) FNA VI LLC, Series 2021 1A 1.350 01/10/32 37,127
250,000 (a),(b) Golub Capital Partners CLO, LT, (TSFR3M + 1.450%), Series 2026 86A 5.108 01/25/39 250,745
43,302 (b) HERO Funding Trust, Series 2017 3A 3.190 09/20/48 39,463
43,302 (b) HERO Funding Trust, Series 2017 3A 3.950 09/20/48 40,354
108,416 (b) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 107,331
75,238 (b) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425 11/15/39 74,260
350,000 (b) Hotwire Funding LLC, Series 2023 1A 5.687 05/20/53 351,303
325,000 (b) Kinetic ABS Issuer LLC, Series 2026 1A 5.219 02/25/56 322,848
250,000 (b) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5.400 08/20/55 250,674
28,834 (b) MVW LLC, Series 2021 2A 1.830 05/20/39 27,437
213,476 (b) MVW Owner Trust, Series 2025 2A 4.480 10/20/44 211,146
250,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A 5.218 04/25/36 250,405
185,846 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1.480 01/20/51 159,440
76,286 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2.380 11/20/51 65,661
64,655 (b) OneMain Financial Issuance Trust, Series 2020 2A 1.750 09/14/35 63,938
250,000 (a),(b) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A 5.323 07/15/38 250,590
250,000 (b) PFS Financing Corp, Series 2025 B 4.850 02/15/30 251,245
500,000 (b) QTS Issuer ABS II LLC, Series 2026 1A 5.364 01/05/56 493,816
290,011 (b) SOFI CONSUMER LOAN PROGRAM TRU, Series 2026 1 4.060 12/26/35 289,097
250,000 (b) Sotheby's Artfi Master Trust, Series 2026 1A 5.820 06/20/33 248,481
246,250 (b) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 247,251
127,725 (b) Taco Bell Funding LLC, Series 2021 1A 1.946 08/25/51 125,448
98,250 (b) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 91,532
275,209 (b) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 254,094
500,000 (b) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 501,634
TOTAL OTHER ABS 7,617,948
STUDENT LOAN ABS - 0.0%
11,793 (b) Navient Private Education Refi Loan Trust, Series 2020 HA 1.310 01/15/69 11,192
43,737 (b) Navient Student Loan Trust, Series 2019 BA 3.390 12/15/59 43,120
TOTAL STUDENT LOAN ABS 54,312
WL COLLAT SUPPORT CMO - 1.2%
78,883 (a),(b) Agate Bay Mortgage Trust, Series 2015 6 3.500 09/25/45 73,034
69,054 (a),(b) Bayview MSR Opportunity Master Fund Trust, Series 2021 4 2.500 10/25/51 56,737
70,502 (a),(b) Flagstar Mortgage Trust, Series 2021 2 2.500 04/25/51 57,884
146,963 (a),(b) Flagstar Mortgage Trust, Series 2021 4 2.500 06/01/51 120,936
137,703 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2.500 10/25/51 113,059
144,584 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3.000 06/25/52 123,392
126,007 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2.500 01/25/52 103,692
86,464 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3.000 07/25/52 73,930
112,261 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3.000 10/25/52 96,016
118,936 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3.500 02/25/53 104,952
100,000 (a),(b) GS Mortgage-Backed Securities Trust, Series 2026 PJ8 5.500 11/25/56 99,359
18,101 (a),(b) JP Morgan Mortgage Trust, Series 2018 3 3.500 09/25/48 16,427
72,921 (a),(b) JP Morgan Mortgage Trust, Series 2018 5 3.500 10/25/48 65,380
51,019 (a),(b) JP Morgan Mortgage Trust, Series 2017 5 4.726 10/26/48 51,481
90,169 (a),(b) JP Morgan Mortgage Trust, Series 2021 6 2.500 10/25/51 74,122
71,585 (a),(b) JP Morgan Mortgage Trust, Series 2021 10 2.500 12/25/51 58,636
66,337 (a),(b) JP Morgan Mortgage Trust, Series 2021 12 2.500 02/25/52 54,320
48,936 (a),(b) JP Morgan Mortgage Trust, Series 2021 14 2.500 05/25/52 40,270
183,133 (a),(b) JP Morgan Mortgage Trust, Series 2022 2 3.000 08/25/52 156,300
92,990 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV3 3.000 09/25/52 79,394
283,197 (a),(b) JP Morgan Mortgage Trust, Series 2022 LTV2 3.500 09/25/52 249,543
107,260 (a),(b) JP Morgan Mortgage Trust, Series 2022 7 3.000 12/25/52 91,343

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLAT SUPPORT CMO - 1.2% (continued)
$ 78,272 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4.000% 02/25/53 $ 71,162
180,195 (a),(b) OBX Trust, Series 2021 J2 2.500 07/25/51 148,283
153,456 (a),(b) OBX Trust, Series 2022 INV5 4.000 10/25/52 139,612
69,819 (a),(b) Oceanview Mortgage Trust, Series 2021 1 2.500 05/25/51 57,324
69,090 (a),(b) RCKT Mortgage Trust, Series 2021 4 2.500 09/25/51 56,506
74,547 (a),(b) RCKT Mortgage Trust, Series 2022 4 3.500 06/25/52 66,316
11,363 (a),(b) Sequoia Mortgage Trust, Series 2017 2 3.500 02/25/47 10,325
2,124 (a),(b) Sequoia Mortgage Trust, Series 2018 7 4.000 09/25/48 2,007
36,852 (a),(b) Sequoia Mortgage Trust, Series 2020 3 3.000 04/25/50 31,842
82,066 (a),(b) Sequoia Mortgage Trust, Series 2023 1 5.000 01/25/53 78,766
1,204 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4.000 04/25/49 1,131
73,104 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.000 03/25/52 62,438
TOTAL WL COLLAT SUPPORT CMO 2,685,919
WL COLLATERAL CMO - 1.2%
100,000 (b) COLT Mortgage Loan Trust, Series 2026 4 5.641 06/25/71 99,695
103,870 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6.628 04/25/42 105,115
240,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8.206 05/25/42 245,912
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.106 12/25/42 372,980
72,191 (a),(b) Flagstar Mortgage Trust, Series 2017 2 3.962 10/25/47 65,895
89,265 (a),(b) Flagstar Mortgage Trust, Series 2021 5INV 3.333 07/25/51 74,201
90,222 (a),(b) Flagstar Mortgage Trust, Series 2021 10IN 3.494 10/25/51 75,319
160,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7.702 11/25/43 166,437
2,345 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000 11/25/49 2,186
24,546 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3.000 01/25/51 21,122
560,994 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0.244 03/27/51 6,849
85,214 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3.000 03/27/51 73,384
108,861 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2.500 05/25/51 89,440
267,100 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.500 01/25/52 218,971
87,576 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.720 01/25/52 71,826
144,169 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3.000 09/25/52 123,045
93,049 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3.000 01/25/53 79,396
13,031 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1 2.051 10/25/55 12,552
16,957 (a),(b) JP Morgan Mortgage Trust, Series 2015 1 5.009 12/25/44 16,970
87,170 (a),(b) JP Morgan Mortgage Trust, Series 2020 1 3.815 06/25/50 78,813
483,745 (a),(b) JP Morgan Mortgage Trust, Series 2021 3 0.142 07/25/51 3,541
330,980 (a),(b) JP Morgan Mortgage Trust, Series 2021 4 0.135 08/25/51 2,322
43,388 (a),(b) JP Morgan Mortgage Trust, Series 2021 4 2.885 08/25/51 35,923
534,336 (a),(b) JP Morgan Mortgage Trust, Series 2021 6 0.139 10/25/51 3,894
179,164 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV2 0.400 12/25/51 4,240
88,249 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV4 3.201 01/25/52 72,395
22,520 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV1 3.289 03/25/52 18,999
39,547 (a),(b) JP Morgan Mortgage Trust, Series 2021 LTV2 2.927 05/25/52 34,081
34,055 (a),(b) JP Morgan Mortgage Trust, Series 2022 7 4.000 12/25/52 30,982
7,416 (a),(b) Sequoia Mortgage Trust, Series 2015 2 3.500 05/25/45 6,850
21,518 (a),(b) Sequoia Mortgage Trust, Series 2018 3 3.500 03/25/48 19,547
9,401 (a),(b) Shellpoint Co-Originator Trust, Series 2017 1 3.500 04/25/47 8,560
83,421 (a),(b) Verus Securitization Trust, Series 2021 7 2.240 10/25/66 73,401
350,000 (a),(b) Verus Securitization Trust, Series 2025 12 5.760 12/25/70 346,751
100,000 (a),(b) Verus Securitization Trust, Series 2026 4 5.870 04/25/71 99,772
9,552 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3.497 09/25/49 8,624
92,959 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3.000 07/25/50 79,798
167,005 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2.500 06/25/51 137,116
90,888 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3.627 09/25/51 77,020
90,860 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.413 03/25/52 76,233
91,380 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.500 03/25/52 80,685
TOTAL WL COLLATERAL CMO 3,220,842
TOTAL STRUCTURED ASSETS
(Cost $36,000,712) 34,667,135
TOTAL LONG-TERM INVESTMENTS
(Cost $218,946,090) 211,850,813

Core Bond

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
905,233 (g) State Street Navigator Securities Lending Government Money Market Portfolio 3.660%(h) $ 905,233
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $905,233) 905,233
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.2%
REPURCHASE AGREEMENTS - 2.2%
$ 4,933,000 (i) Fixed Income Clearing Corporation 3.650 07/01/26 4,933,000
TOTAL REPURCHASE AGREEMENTS 4,933,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,933,000) 4,933,000
TOTAL INVESTMENTS - 98.9%
(Cost $224,784,323) 217,689,046
OTHER ASSETS & LIABILITIES, NET - 1.1% 2,379,400
NET ASSETS - 100.0% $ 220,068,446
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
DGS5 5-Year Treasury Constant Maturity Rate
EUR Euro
LIBOR London Interbank Offered Rate
M Month
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UTIXX Federated Hermes U.S. Treasury Cash Reserves
WL Whole Loan
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $50,629,354 or 23.3% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.3% of Total Investments.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $875,488.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $4,933,500 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/15/28, valued at $5,031,791.

See Notes to Financial Statements
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 57,809 EUR 50,013 Citibank N.A. 07/08/26 $ 698
Total  $ 698
Total unrealized appreciation on forward foreign currency contracts  $ 698
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

Core Equity
Portfolio of Investments June 30, 2026

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.9%
10,053 (a) Tesla, Inc $ 4,228,292
TOTAL AUTOMOBILES & COMPONENTS 4,228,292
BANKS - 3.0%
42,419 Citigroup, Inc 5,936,963
2,914 JPMorgan Chase & Co 953,840
TOTAL BANKS 6,890,803
CAPITAL GOODS - 4.5%
3,939 Cummins, Inc 2,809,334
12,975 Ferguson Enterprises, Inc 3,079,357
5,605 Howmet Aerospace, Inc 1,506,960
35,304 Ingersoll Rand, Inc 2,894,575
TOTAL CAPITAL GOODS 10,290,226
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.8%
53,886 (a) Amazon.com, Inc 12,843,189
30,197 TJX Cos, Inc 4,574,845
11,065 Williams-Sonoma, Inc 2,579,252
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,997,286
CONSUMER DURABLES & APPAREL - 0.8%
12,823 Pulte Homes, Inc 1,759,444
TOTAL CONSUMER DURABLES & APPAREL 1,759,444
CONSUMER SERVICES - 1.1%
85,812 Carnival Corp Ltd 2,451,649
TOTAL CONSUMER SERVICES 2,451,649
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.6%
4,072 Costco Wholesale Corp 3,809,234
10,575 Target Corp 1,381,201
26,467 Walmart, Inc 2,997,652
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,188,087
ENERGY - 2.9%
4,781 Cheniere Energy, Inc 1,142,707
6,900 Chevron Corp 1,143,744
11,522 ConocoPhillips 1,197,827
14,632 Exxon Mobil Corp 2,000,487
15,804 Williams Cos, Inc 1,174,869
TOTAL ENERGY 6,659,634
FINANCIAL SERVICES - 6.7%
6,316 Ameriprise Financial, Inc 2,897,528
23,164 Bank of New York Mellon Corp 3,349,746
11,630 Mastercard, Inc (Class A) 5,973,168
14,289 Morgan Stanley 2,986,973
TOTAL FINANCIAL SERVICES 15,207,415
FOOD, BEVERAGE & TOBACCO - 2.7%
43,823 Altria Group, Inc 3,153,065
37,865 Coca-Cola Co 3,077,288
TOTAL FOOD, BEVERAGE & TOBACCO 6,230,353
INSURANCE - 1.6%
10,818 Chubb Ltd 3,686,125
TOTAL INSURANCE 3,686,125
MATERIALS - 2.5%
22,765 Freeport-McMoRan, Inc (Class B) 1,431,691
10,496 Royal Gold, Inc 2,095,107
9,020 Steel Dynamics, Inc 2,069,729
TOTAL MATERIALS 5,596,527
MEDIA & ENTERTAINMENT - 9.6%
21,304 Alphabet, Inc 7,527,342
23,625 Alphabet, Inc (Class A) 8,442,866
7,098 Meta Platforms, Inc 3,998,233

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
25,668 (a) Netflix, Inc $ 1,832,695
TOTAL MEDIA & ENTERTAINMENT 21,801,136
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
10,857 AbbVie, Inc 2,732,055
7,741 Amgen, Inc 2,803,171
25,236 Johnson & Johnson 6,409,187
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,944,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.0%
8,519 (a) Advanced Micro Devices, Inc 4,948,772
4,315 Applied Materials, Inc 3,119,745
22,630 Broadcom, Inc 8,548,483
30,449 (a) Intel Corp 4,251,594
4,454 Lam Research Corp 1,930,052
5,267 Micron Technology, Inc 6,079,645
94,362 Nvidia Corp 18,880,893
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 47,759,184
SOFTWARE & SERVICES - 9.4%
3,264 (a) Crowdstrike Holdings, Inc 2,490,889
8,241 (a) Datadog, Inc 2,145,627
4,436 International Business Machines Corp 1,247,447
30,608 Microsoft Corp 11,417,396
7,903 Oracle Corp 1,158,185
8,898 (a) Palo Alto Networks, Inc 3,034,396
TOTAL SOFTWARE & SERVICES 21,493,940
TECHNOLOGY HARDWARE & EQUIPMENT - 9.4%
46,490 Apple, Inc 13,452,346
1,906 (a) Ciena Corp 935,007
27,254 Cisco Systems, Inc 3,201,255
3,992 (a) Keysight Technologies, Inc 1,397,480
793 (a) SanDisk Corp 1,803,068
769 Seagate Technology Holdings plc 742,085
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 21,531,241
TRANSPORTATION - 1.6%
9,306 FedEx Corp 2,913,988
4,653 (a) FedEx Freight Holding Co, Inc 702,603
TOTAL TRANSPORTATION 3,616,591
UTILITIES - 3.6%
39,211 Alliant Energy Corp 2,991,407
15,100 American Electric Power Co, Inc 2,065,831
16,238 Duke Energy Corp 2,055,406
6,589 Vistra Corp 1,045,213
TOTAL UTILITIES 8,157,857
TOTAL COMMON STOCKS
(Cost $133,803,104) 227,490,203
TOTAL LONG-TERM INVESTMENTS
(Cost $133,803,104) 227,490,203
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENTS - 0.1%
$ 195,000 (b) Fixed Income Clearing Corporation 3 .650% 07/01/26 195,000
TOTAL REPURCHASE AGREEMENTS 195,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $195,000) 195,000
TOTAL INVESTMENTS - 100.0%
(Cost $133,998,104) 227,685,203
OTHER ASSETS & LIABILITIES, NET - 0.0% 83,873
NET ASSETS - 100.0% $ 227,769,076

Core Equity

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $195,020 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
1.250% and maturity date 4/15/28, valued at $198,902.

Portfolio of Investments June 30, 2026
Growth Equity

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 3.2%
15,107 (a) Tesla, Inc $ 6,354,004
TOTAL AUTOMOBILES & COMPONENTS 6,354,004
CAPITAL GOODS - 8.7%
2,377 Cummins, Inc 1,695,300
3,660 Eaton Corp plc 1,559,599
6,713 General Electric Co 2,508,850
8,666 Howmet Aerospace, Inc 2,329,941
5,119 Quanta Services, Inc 3,685,885
5,428 Trane Technologies plc 2,666,016
8,260 Vertiv Holdings Co 2,765,613
TOTAL CAPITAL GOODS 17,211,204
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
8,969 Cintas Corp 1,525,448
40,474 (a) Copart, Inc 1,140,962
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,666,410
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.5%
4,231 (a) Amazon.com, Inc 1,008,417
6,174 Home Depot, Inc 2,177,446
11,270 TJX Cos, Inc 1,707,405
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,893,268
CONSUMER SERVICES - 2.0%
9,790 Booking Holdings, Inc 1,744,969
6,652 Hilton Worldwide Holdings, Inc 2,198,220
TOTAL CONSUMER SERVICES 3,943,189
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
3,042 Casey's General Stores, Inc 2,417,751
4,044 Costco Wholesale Corp 3,783,041
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,200,792
FINANCIAL SERVICES - 3.0%
6,739 American Express Co 2,279,467
3,612 Ameriprise Financial, Inc 1,657,041
3,929 Mastercard, Inc (Class A) 2,017,934
TOTAL FINANCIAL SERVICES 5,954,442
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
3,848 (a) Intuitive Surgical, Inc 1,530,273
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,530,273
MATERIALS - 0.6%
2,107 Linde plc 1,093,407
TOTAL MATERIALS 1,093,407
MEDIA & ENTERTAINMENT - 15.8%
66,006 Alphabet, Inc 23,321,900
8,988 Meta Platforms, Inc 5,062,850
39,515 (a) Netflix, Inc 2,821,371
TOTAL MEDIA & ENTERTAINMENT 31,206,121
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
7,901 AbbVie, Inc 1,988,208
3,924 Eli Lilly & Co 4,706,563
14,216 (a) Exelixis, Inc 773,493
14,392 Gilead Sciences, Inc 1,818,285
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,286,549
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.4%
5,753 Applied Materials, Inc 4,159,419
31,652 Broadcom, Inc 11,956,543
12,191 Lam Research Corp 5,282,726
121,478 Nvidia Corp 24,306,533

Growth Equity

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
8,519 Texas Instruments, Inc $ 2,539,258
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 48,244,479
SOFTWARE & SERVICES - 10.3%
4,332 (a) Cadence Design Systems, Inc 1,625,886
22,868 Microsoft Corp 8,530,221
6,965 Oracle Corp 1,020,721
9,893 (a) Palantir Technologies, Inc 1,154,216
15,796 (a) Palo Alto Networks, Inc 5,386,752
10,575 (a) Snowflake, Inc 2,691,338
TOTAL SOFTWARE & SERVICES 20,409,134
TECHNOLOGY HARDWARE & EQUIPMENT - 18.8%
26,616 Amphenol Corp (Class A) 4,692,933
48,178 Apple, Inc 13,940,786
21,249 (a) Arista Networks, Inc 3,609,780
4,756 (a) Ciena Corp 2,333,103
12,216 Corning, Inc 3,120,333
6,334 Dell Technologies, Inc 2,732,868
5,487 Jabil Inc 2,115,129
823 (a) SanDisk Corp 1,871,280
4,266 Western Digital Corp 2,724,779
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 37,140,991
TRANSPORTATION - 0.5%
5,003 Old Dominion Freight Line 1,083,650
TOTAL TRANSPORTATION 1,083,650
TOTAL COMMON STOCKS
(Cost $108,345,230) 197,217,913
TOTAL LONG-TERM INVESTMENTS
(Cost $108,345,230) 197,217,913
TOTAL INVESTMENTS - 99.7%
(Cost $108,345,230) 197,217,913
BORROWINGS - (0.0)%(b) (10,802)
OTHER ASSETS & LIABILITIES, NET - 0.3% 624,597
NET ASSETS - 100.0% $ 197,831,708
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Borrowings as a percentage of Total Investments is 0.0%.

Portfolio of Investments June 30, 2026
International Equity

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUSTRALIA - 5.1%
80,330 BHP Billiton Ltd $ 3,347,587
31,847 Commonwealth Bank of Australia 3,629,417
431,520 Glencore plc 2,942,285
TOTAL AUSTRALIA 9,919,289
BELGIUM - 1.2%
27,250 Anheuser-Busch InBev S.A. 2,251,661
TOTAL BELGIUM 2,251,661
BRAZIL - 1.1%
251,496 Itau Unibanco Holding S.A. 2,054,918
TOTAL BRAZIL 2,054,918
DENMARK - 3.7%
11,897 DSV AS 2,830,930
91,218 Novo Nordisk A.S. 4,380,920
TOTAL DENMARK 7,211,850
FINLAND - 1.5%
148,164 Nordea Bank AB publ 2,811,694
TOTAL FINLAND 2,811,694
FRANCE - 8.3%
12,124 Air Liquide 2,400,879
23,923 Airbus SE 5,322,668
15,941 Compagnie de Saint-Gobain 1,445,568
8,229 L'Oreal S.A. 3,607,237
2,188 LVMH Moet Hennessy Louis Vuitton S.A. 1,210,096
14,945 Vinci S.A. 2,182,688
TOTAL FRANCE 16,169,136
GERMANY - 8.6%
82,322 E.ON AG. 1,692,861
13,790 HeidelbergCement AG. 2,630,717
2,004 Rheinmetall AG. 2,280,115
39,337 RWE AG. 2,543,924
8,413 SAP AG. 1,296,848
19,784 Siemens AG. 6,360,694
TOTAL GERMANY 16,805,159
INDIA - 0.5%
19,446 HDFC Bank Ltd (ADR) 502,290
39,061 Reliance Industries Ltd 535,082
TOTAL INDIA 1,037,372
ITALY - 2.3%
29,312 Moncler S.p.A 1,705,878
31,451 UniCredit S.p.A 2,818,599
TOTAL ITALY 4,524,477
JAPAN - 20.2%
27,500 Advantest Corp 5,657,528
73,100 (a) Fujitsu Ltd 1,452,497
182,255 Hitachi Ltd 5,044,106
2,800 (a) Kioxia Holdings Corp 1,627,443
114,900 Mitsubishi Electric Corp 4,213,899
356,900 Mitsubishi UFJ Financial Group, Inc 7,110,492
28,740 Nintendo Co Ltd 1,208,229
46,300 ORIX Corp 1,763,637
157,860 Sony Corp 3,176,785
128,600 Sumitomo Mitsui Financial Group, Inc 5,040,996

International Equity

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
188,115 Toyota Motor Corp $ 3,151,396
TOTAL JAPAN 39,447,008
KOREA, REPUBLIC OF - 3.5%
30,503 Samsung Electronics Co Ltd 6,768,528
TOTAL KOREA, REPUBLIC OF 6,768,528
MEXICO - 0.8%
6,639 Fomento Economico Mexicano SAB de C.V. (ADR) 849,128
65,200 Grupo Financiero Banorte S.A. de C.V. 688,147
TOTAL MEXICO 1,537,275
NETHERLANDS - 6.2%
2,913 ASML Holding NV 5,768,251
133,137 ING Groep NV 4,200,911
436,577 Koninklijke KPN NV 2,156,155
TOTAL NETHERLANDS 12,125,317
SOUTH AFRICA - 1.2%
48,875 Anglo American plc 2,397,438
TOTAL SOUTH AFRICA 2,397,438
SPAIN - 7.7%
252,329 Banco Bilbao Vizcaya Argentaria S.A. 6,352,836
409,051 Banco Santander S.A. 5,677,564
120,463 Iberdrola S.A. 2,998,273
TOTAL SPAIN 15,028,673
SWITZERLAND - 5.4%
38,441 ABB Ltd 4,181,583
14,381 Cie Financiere Richemont S.A. 3,319,543
2,884 Lonza Group AG. 1,945,558
10,782 Nestle S.A. 1,105,857
TOTAL SWITZERLAND 10,552,541
TAIWAN - 1.7%
6,932 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 3,310,515
TOTAL TAIWAN 3,310,515
UNITED KINGDOM - 8.0%
22,539 AstraZeneca plc 4,208,126
466,070 Barclays plc 3,123,135
51,822 British American Tobacco plc 3,206,899
158,588 HSBC Holdings plc 2,998,786
99,823 National Grid plc 1,646,453
6,313 Reckitt Benckiser Group plc 411,188
TOTAL UNITED KINGDOM 15,594,587
UNITED STATES - 12.3%
331,586 BP plc 2,043,810
36,341 CRH plc 3,888,487
628,071 Haleon plc 2,894,243
5,626 Linde plc 2,919,556
7,046 Novartis AG. 1,101,236
10,867 Roche Holding AG. 4,467,274
121,245 Shell plc 4,710,972
43,854 Smurfit WestRock plc 2,028,686
TOTAL UNITED STATES 24,054,264
TOTAL COMMON STOCKS
(Cost $111,230,723) 193,601,702
TOTAL LONG-TERM INVESTMENTS
(Cost $111,230,723) 193,601,702

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENTS - 0.4%
$ 742,000 (b) Fixed Income Clearing Corporation 3.650% 07/01/26 $ 742,000
TOTAL REPURCHASE AGREEMENTS 742,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $742,000) 742,000
TOTAL INVESTMENTS - 99.7%
(Cost $111,972,723) 194,343,702
OTHER ASSETS & LIABILITIES, NET - 0.3% 625,925
NET ASSETS - 100.0% $ 194,969,627
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $742,075 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/15/28, valued at $757,024.
Summary of investments by industry group
(% of net assets)
Banks 24.2
Capital Goods 15.9
Materials 11.4
Pharmaceuticals, Biotechnology & Life Sciences 9.8
Semiconductors & Semiconductor Equipment 8.4
Consumer Durables & Apparel 4.8
Utilities 4.5
Food, Beverage & Tobacco 3.9
Energy 3.7
Technology Hardware & Equipment 3.5
Household & Personal Products 2.1
Other 7.1
Total 99.3

Large Cap Responsible Equity
Portfolio of Investments June 30, 2026

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.3%
1,304 (a) Aptiv plc $ 80,040
914 General Motors Co 70,451
5,865 (a) Tesla, Inc 2,466,819
TOTAL AUTOMOBILES & COMPONENTS 2,617,310
BANKS - 3.6%
10,538 Citigroup, Inc 1,474,898
7,848 JPMorgan Chase & Co 2,568,886
TOTAL BANKS 4,043,784
CAPITAL GOODS - 8.1%
91 3M Co 14,734
574 (a) Axon Enterprise, Inc 321,790
2,015 Caterpillar, Inc 2,145,774
1,596 Deere & Co 1,012,391
2,973 Eaton Corp plc 1,266,855
713 GE Vernova, Inc 837,675
6,784 Ingersoll Rand, Inc 556,220
835 Parker-Hannifin Corp 816,730
1,362 Quanta Services, Inc 980,694
206 Rockwell Automation, Inc 101,986
923 Trane Technologies plc 453,341
350 W.W. Grainger, Inc 476,140
1,297 Xylem, Inc 153,318
TOTAL CAPITAL GOODS 9,137,648
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
3,332 Automatic Data Processing, Inc 746,202
7,660 (a) Copart, Inc 215,935
1,019 Paychex, Inc 100,198
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,062,335
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
6,772 eBay, Inc 756,771
2,649 Genuine Parts Co 312,529
3,994 Home Depot, Inc 1,408,604
1,689 Lowe's Cos, Inc 372,408
6,931 TJX Cos, Inc 1,050,046
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,900,358
CONSUMER DURABLES & APPAREL - 0.1%
1,099 (a) Deckers Outdoor Corp 109,120
46 (a) Lululemon Athletica, Inc 5,252
TOTAL CONSUMER DURABLES & APPAREL 114,372
CONSUMER SERVICES - 2.1%
5,338 Booking Holdings, Inc 951,445
3,344 McDonald's Corp 903,917
4,752 Starbucks Corp 485,607
TOTAL CONSUMER SERVICES 2,340,969
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
2,396 Costco Wholesale Corp 2,241,386
3,527 Target Corp 460,662
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,702,048
ENERGY - 2.5%
14,741 Baker Hughes Co 818,125
7,717 Halliburton Co 261,992
1,262 Marathon Petroleum Corp 322,656
8,609 ONEOK, Inc 748,466
2,496 Phillips 66 421,949

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
1,191 Valero Energy Corp $ 310,184
TOTAL ENERGY 2,883,372
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
481 Equinix, Inc 501,390
7,802 (b) Prologis, Inc 1,056,937
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,558,327
FINANCIAL SERVICES - 8.7%
3,557 American Express Co 1,203,155
708 Ameriprise Financial, Inc 324,802
4,494 Bank of New York Mellon Corp 649,877
1,409 Goldman Sachs Group, Inc 1,425,020
3,104 Mastercard, Inc (Class A) 1,594,215
583 Moody's Corp 264,052
6,342 Morgan Stanley 1,325,732
1,883 Nasdaq Stock Market, Inc 148,418
1,903 PayPal Holdings, Inc 82,172
1,915 S&P Global, Inc 779,903
436 Synchrony Financial 33,158
5,834 Visa, Inc (Class A) 2,001,587
TOTAL FINANCIAL SERVICES 9,832,091
FOOD, BEVERAGE & TOBACCO - 2.2%
24,898 Coca-Cola Co 2,023,461
7,210 Mondelez International, Inc 417,026
TOTAL FOOD, BEVERAGE & TOBACCO 2,440,487
HEALTH CARE EQUIPMENT & SERVICES - 1.9%
546 Cigna Group 150,521
1,886 (a) Cooper Cos, Inc 135,245
5,981 (a) Edwards Lifesciences Corp 541,041
742 Elevance Health, Inc 286,954
75 Humana, Inc 29,792
1,110 (a) IDEXX Laboratories, Inc 584,348
414 McKesson Corp 312,818
320 STERIS plc 67,383
37 Stryker Corp 11,649
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,119,751
HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
16,379 Procter & Gamble Co 2,401,817
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,401,817
INSURANCE - 2.2%
329 (a) Arch Capital Group Ltd 31,933
2,010 Hartford Financial Services Group, Inc 266,365
2,886 Marsh & McLennan Cos, Inc 481,010
3,283 Progressive Corp 717,171
3,158 Travelers Cos, Inc 1,042,519
TOTAL INSURANCE 2,538,998
MATERIALS - 1.1%
3,302 Ecolab, Inc 919,970
425 Smurfit WestRock plc 19,660
1,286 Steel Dynamics, Inc 295,086
TOTAL MATERIALS 1,234,716
MEDIA & ENTERTAINMENT - 8.1%
10,709 Alphabet, Inc 3,783,811
12,443 Alphabet, Inc (Class A) 4,446,755
3,468 Electronic Arts, Inc 711,079
532 Fox Corp (Class A) 27,749
6,970 News Corp (Class A) 173,065
TOTAL MEDIA & ENTERTAINMENT 9,142,459
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
2,567 AbbVie, Inc 645,960
723 Agilent Technologies, Inc 96,036
2,518 Amgen, Inc 911,818

Large Cap Responsible Equity

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,255 Bristol-Myers Squibb Co $ 187,553
5,258 Danaher Corp 1,001,544
1,906 Eli Lilly & Co 2,286,114
5,134 Gilead Sciences, Inc 648,629
1,664 (a) Vertex Pharmaceuticals, Inc 826,559
451 West Pharmaceutical Services, Inc 161,909
3,407 Zoetis, Inc 244,827
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,010,949
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
2,957 (a) CBRE Group, Inc 398,278
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 398,278
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.9%
4,045 (a) Advanced Micro Devices, Inc 2,349,781
2,458 Analog Devices, Inc 976,244
3,137 Applied Materials, Inc 2,268,051
9,910 Broadcom, Inc 3,743,503
578 (a) First Solar, Inc 136,385
10,783 (a) Intel Corp 1,505,630
4,203 Lam Research Corp 1,821,286
1,946 Marvell Technology, Inc 579,694
48,325 Nvidia Corp 9,669,349
2,147 NXP Semiconductors NV 603,371
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23,653,294
SOFTWARE & SERVICES - 8.4%
4,321 Accenture plc 537,705
4,880 (a) Adobe, Inc 1,000,498
3,129 (a) Autodesk, Inc 608,340
2,379 (a) Cadence Design Systems, Inc 892,886
60 (a) Fair Isaac Corp 71,687
2,495 (a) Fortinet, Inc 383,282
3,688 International Business Machines Corp 1,037,102
1,633 Intuit, Inc 426,213
3,031 (a) Palo Alto Networks, Inc 1,033,632
871 (a) PTC, Inc 98,954
7,165 Salesforce, Inc 1,122,469
6,132 (a) ServiceNow, Inc 608,785
1,573 (a) Synopsys, Inc 701,668
4,453 (a) Trimble Inc 227,905
1,138 VeriSign, Inc 286,275
3,431 (a) Workday, Inc 420,023
TOTAL SOFTWARE & SERVICES 9,457,424
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
18,774 Cisco Systems, Inc 2,205,194
135 (a) F5 Networks, Inc 56,155
11,149 Hewlett Packard Enterprise Co 502,931
3,276 (a) Keysight Technologies, Inc 1,146,829
3,771 NetApp, Inc 583,600
1,127 Seagate Technology Holdings plc 1,087,555
2,025 Western Digital Corp 1,293,408
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,875,672
TELECOMMUNICATION SERVICES - 1.8%
19,968 AT&T, Inc 413,338
31,201 Comcast Corp (Class A) 765,985
19,713 Verizon Communications, Inc 834,648
TOTAL TELECOMMUNICATION SERVICES 2,013,971
TRANSPORTATION - 1.1%
10,020 CSX Corp 476,251
3,991 (a) Uber Technologies, Inc 287,990

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
1,785 Union Pacific Corp $ 485,520
TOTAL TRANSPORTATION 1,249,761
UTILITIES - 1.4%
3,177 Atmos Energy Corp 547,302
2,767 Consolidated Edison, Inc 306,113
1,359 (a) Edison International 101,178
537 Eversource Energy 38,809
13,533 Exelon Corp 630,908
TOTAL UTILITIES 1,624,310
TOTAL COMMON STOCKS
(Cost $64,772,458) 112,354,501
TOTAL LONG-TERM INVESTMENTS
(Cost $64,772,458) 112,354,501
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENTS - 0.9%
$ 1,029,000 (c) Fixed Income Clearing Corporation 3 .650% 07/01/26 1,029,000
TOTAL REPURCHASE AGREEMENTS 1,029,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,029,000) 1,029,000
TOTAL INVESTMENTS - 100.2%
(Cost $65,801,458) 113,383,501
OTHER ASSETS & LIABILITIES, NET - (0.2)% (204,954)
NET ASSETS - 100.0% $ 113,178,547
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $1,029,104 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
1.250% and maturity date 4/15/28, valued at $1,049,614.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 2 09/18/26  $ 753,498 $ 754,825 $ 1,327

Large Cap Value
Portfolio of Investments June 30, 2026

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
BANKS - 10.4%
39,692 Bank of America Corp $ 2,261,650
16,395 Fifth Third Bancorp 924,186
11,323 JPMorgan Chase & Co 3,706,358
5,775 PNC Financial Services Group, Inc 1,421,920
23,754 Wells Fargo & Co 1,963,031
TOTAL BANKS 10,277,145
CAPITAL GOODS - 13.2%
7,253 (a) Boeing Co 1,570,057
1,542 Deere & Co 978,137
6,103 Dover Corp 1,368,781
3,975 Eaton Corp plc 1,693,827
9,078 Emerson Electric Co 1,299,516
2,338 (a) Honeywell Aerospace, Inc 516,774
2,338 Honeywell International, Inc 523,366
9,846 Masco Corp 801,169
1,844 Parker-Hannifin Corp 1,803,653
10,873 RTX Corp 2,062,934
1,085 Trane Technologies plc 532,909
TOTAL CAPITAL GOODS 13,151,123
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.1%
23,950 (a) Amazon.com, Inc 5,708,243
2,964 Home Depot, Inc 1,045,344
13,538 (a) O'Reilly Automotive, Inc 1,246,714
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,000,301
CONSUMER DURABLES & APPAREL - 0.8%
122 (a) NVR, Inc 831,235
TOTAL CONSUMER DURABLES & APPAREL 831,235
CONSUMER SERVICES - 1.9%
4,209 Booking Holdings, Inc 750,212
3,349 Hilton Worldwide Holdings, Inc 1,106,711
TOTAL CONSUMER SERVICES 1,856,923
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
5,503 Walmart, Inc 623,270
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 623,270
ENERGY - 5.1%
6,733 Chevron Corp 1,116,062
12,820 ConocoPhillips 1,332,767
13,905 Exxon Mobil Corp 1,901,092
2,921 Valero Energy Corp 760,745
TOTAL ENERGY 5,110,666
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
10,860 Prologis, Inc 1,471,204
3,300 Simon Property Group, Inc 738,045
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,209,249
FINANCIAL SERVICES - 7.7%
4,445 American Express Co 1,503,522
2,587 (a) Berkshire Hathaway, Inc 1,294,509
1,245 BlackRock, Inc 1,197,142
11,056 Charles Schwab Corp 1,020,137
1,692 Goldman Sachs Group, Inc 1,711,238
7,136 Intercontinental Exchange, Inc 878,513
TOTAL FINANCIAL SERVICES 7,605,061
FOOD, BEVERAGE & TOBACCO - 2.3%
19,865 Mondelez International, Inc 1,148,991

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
6,358 Philip Morris International, Inc $ 1,150,226
TOTAL FOOD, BEVERAGE & TOBACCO 2,299,217
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
13,076 Abbott Laboratories 1,186,516
1,243 Cigna Group 342,670
2,900 Elevance Health, Inc 1,121,517
618 HCA, Inc 240,952
4,080 UnitedHealth Group, Inc 1,695,771
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,587,426
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
6,880 Procter & Gamble Co 1,008,883
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,008,883
INSURANCE - 2.8%
11,449 American International Group, Inc 853,294
3,183 Chubb Ltd 1,084,575
5,206 Marsh & McLennan Cos, Inc 867,684
TOTAL INSURANCE 2,805,553
MATERIALS - 3.6%
3,440 Linde plc 1,785,154
1,729 Reliance Steel & Aluminum Co 645,954
23,985 Smurfit WestRock plc 1,109,546
TOTAL MATERIALS 3,540,654
MEDIA & ENTERTAINMENT - 2.8%
2,928 Alphabet, Inc 1,034,551
318 Meta Platforms, Inc 179,126
15,744 Walt Disney Co 1,515,360
TOTAL MEDIA & ENTERTAINMENT 2,729,037
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
6,505 AbbVie, Inc 1,636,918
4,997 Danaher Corp 951,829
11,689 Johnson & Johnson 2,968,655
2,193 Regeneron Pharmaceuticals, Inc 1,367,423
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,924,825
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
3,633 Analog Devices, Inc 1,442,919
772 Applied Materials, Inc 558,156
1,068 Broadcom, Inc 403,437
12,772 (a) Intel Corp 1,783,354
1,309 Lam Research Corp 567,229
2,848 Texas Instruments, Inc 848,903
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,603,998
SOFTWARE & SERVICES - 5.0%
13,430 Microsoft Corp 5,009,659
TOTAL SOFTWARE & SERVICES 5,009,659
TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
11,551 Apple, Inc 3,342,397
16,925 Cisco Systems, Inc 1,988,010
4,932 (a) TE Connectivity plc 994,341
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,324,748
TELECOMMUNICATION SERVICES - 0.8%
4,703 T-Mobile US, Inc 788,834
TOTAL TELECOMMUNICATION SERVICES 788,834
TRANSPORTATION - 2.1%
2,180 FedEx Corp 682,623
5,289 Union Pacific Corp 1,438,608
TOTAL TRANSPORTATION 2,121,231
UTILITIES - 4.7%
8,894 Ameren Corp 1,005,378
8,240 American Electric Power Co, Inc 1,127,315
11,397 Duke Energy Corp 1,442,632

Large Cap Value

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
12,208 NextEra Energy, Inc $ 1,071,496
TOTAL UTILITIES 4,646,821
TOTAL COMMON STOCKS
(Cost $59,014,249) 98,055,859
TOTAL LONG-TERM INVESTMENTS
(Cost $59,014,249) 98,055,859
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENTS - 1.4%
$ 1,356,000 (b) Fixed Income Clearing Corporation 3 .650% 07/01/26 1,356,000
TOTAL REPURCHASE AGREEMENTS 1,356,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,356,000) 1,356,000
TOTAL INVESTMENTS - 100.1%
(Cost $60,370,249) 99,411,859
OTHER ASSETS & LIABILITIES, NET - (0.1)% (92,858)
NET ASSETS - 100.0% $ 99,319,001
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $1,356,137 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 6/30/33, valued at $1,383,176.

Portfolio of Investments June 30, 2026
Money Market

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 105.7%
GOVERNMENT AGENCY DEBT - 10.3%
$ 540,000 (a) Federal Agricultural Mortgage Corp Discount Notes 0 .000% 08/27/26 $ 537,025
450,000 Federal Farm Credit Banks Funding Corp 4 .375 12/07/26 451,148
1,000,000 (a) Federal Home Loan Bank Discount Notes 0 .000 07/08/26 999,320
1,000,000 (a) Federal Home Loan Bank Discount Notes 0 .000 08/07/26 996,367
1,200,000 (a) Federal Home Loan Bank Discount Notes 0 .000 08/14/26 1,194,826
140,000 (a) Federal Home Loan Bank Discount Notes 0 .000 08/19/26 139,310
150,000 (a) Federal Home Loan Bank Discount Notes 0 .000 09/02/26 149,050
450,000 (a) Federal Home Loan Bank Discount Notes 0 .000 09/09/26 446,824
2,000,000 (a) Federal Home Loan Bank Discount Notes 0 .000 09/25/26 1,982,609
500,000 (a) Federal Home Loan Bank Discount Notes 0 .000 09/30/26 495,412
1,500,000 (a) Federal Home Loan Bank Discount Notes 0 .000 10/06/26 1,485,288
1,000,000 (a) Federal Home Loan Bank Discount Notes 0 .000 10/07/26 990,132
700,000 (a) Federal Home Loan Bank Discount Notes 0 .000 10/09/26 692,950
1,500,000 (a) Federal Home Loan Bank Discount Notes 0 .000 10/16/26 1,483,919
1,000,000 (a) Federal Home Loan Bank Discount Notes 0 .000 01/15/27 980,282
1,000,000 (a) Federal Home Loan Bank Discount Notes 0 .000 01/21/27 979,600
350,000 Federal Home Loan Banks Discount Notes 3 .625 09/04/26 349,908
TOTAL GOVERNMENT AGENCY DEBT 14,353,970
REPURCHASE AGREEMENTS - 23.2%
30,146,000 (b) Fixed Income Clearing Corporation 3 .650 07/01/26 30,146,000
2,340,000 (c) Fixed Income Clearing Corporation 3 .700 07/01/26 2,340,000
TOTAL REPURCHASE AGREEMENTS 32,486,000
TREASURY DEBT - 36.1%
2,000,000 (a) United States Treasury Bill 0 .000 07/09/26 1,998,385
4,750,000 (a) United States Treasury Bill 0 .000 07/14/26 4,743,825
750,000 (a) United States Treasury Bill 0 .000 07/16/26 748,865
3,500,000 (a) United States Treasury Bill 0 .000 08/18/26 3,483,033
1,625,000 (a) United States Treasury Bill 0 .000 09/01/26 1,614,869
1,000,000 (a) United States Treasury Bill 0 .000 09/08/26 993,090
1,000,000 (a) United States Treasury Bill 0 .000 09/15/26 992,368
3,000,000 (a) United States Treasury Bill 0 .000 09/17/26 2,976,693
750,000 (a) United States Treasury Bill 0 .000 09/24/26 743,572
1,000,000 (a) United States Treasury Bill 0 .000 09/29/26 990,925
2,000,000 (a) United States Treasury Bill 0 .000 10/01/26 1,981,092
1,000,000 (a) United States Treasury Bill 0 .000 10/13/26 989,402
2,000,000 (a) United States Treasury Bill 0 .000 10/15/26 1,978,741
2,100,000 (a) United States Treasury Bill 0 .000 10/20/26 2,076,246
500,000 (a) United States Treasury Bill 0 .000 10/29/26 494,015
1,500,000 (a) United States Treasury Bill 0 .000 11/05/26 1,480,897
2,000,000 (a) United States Treasury Bill 0 .000 11/12/26 1,973,096
1,000,000 (a) United States Treasury Bill 0 .000 11/19/26 985,841
1,500,000 (a) United States Treasury Bill 0 .000 11/27/26 1,477,340
2,500,000 (a) United States Treasury Bill 0 .000 12/03/26 2,460,550
1,875,000 (a) United States Treasury Bill 0 .000 12/17/26 1,842,608
600,000 (a) United States Treasury Bill 0 .000 02/18/27 587,066
500,000 (a) United States Treasury Bill 0 .000 03/18/27 487,415
1,725,000 United States Treasury Note/Bond 0 .625 07/31/26 1,720,376
500,000 United States Treasury Note/Bond 1 .500 08/15/26 498,655
2,000,000 United States Treasury Note/Bond 0 .750 08/31/26 1,989,797
1,000,000 United States Treasury Note/Bond 1 .375 08/31/26 996,099
2,000,000 United States Treasury Note/Bond 0 .875 09/30/26 1,986,328
3,500,000 United States Treasury Note/Bond 1 .625 09/30/26 3,482,526
1,200,000 United States Treasury Note/Bond 3 .500 09/30/26 1,199,353
500,000 United States Treasury Note/Bond 4 .625 11/15/26 501,818
TOTAL TREASURY DEBT 50,474,886
VARIABLE RATE SECURITIES - 36.1%
1,500,000 (d) Federal Agricultural Mortgage Corp, (SOFR + 0.050%) 3 .670 10/19/26 1,500,000
400,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%) 3 .625 07/29/26 400,000
800,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.020%) 3 .640 10/02/26 800,000

Money Market

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VARIABLE RATE SECURITIES (continued)
$ 170,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.045%) 3 .665% 10/02/26 $ 170,006
6,000,000 (d) Federal Farm Credit Banks Funding Corp, (SOFR + 0.030%) 3 .650 10/16/26 6,000,000
2,000,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 3 .620 07/02/26 2,000,000
2,000,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 3 .620 07/02/26 2,000,000
3,500,000 (d) Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 07/06/26 3,500,000
3,000,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 3 .620 07/07/26 3,000,000
1,500,000 (d) Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 07/17/26 1,500,000
3,000,000 (d) Federal Home Loan Banks, (SOFR - 0.000%) 3 .620 07/23/26 3,000,000
1,000,000 (d) Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 07/29/26 1,000,000
1,000,000 (d) Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 07/30/26 1,000,000
1,000,000 (d) Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 08/03/26 1,000,000
1,750,000 (d) Federal Home Loan Banks, (SOFR + 0.005%) 3 .625 08/06/26 1,750,000
1,500,000 (d) Federal Home Loan Banks, (SOFR + 0.010%) 3 .630 08/10/26 1,500,000
1,500,000 (d) Federal Home Loan Banks, (SOFR + 0.010%) 3 .630 08/13/26 1,500,000
1,500,000 (d) Federal Home Loan Banks, (SOFR + 0.010%) 3 .630 08/17/26 1,500,000
2,000,000 (d) Federal Home Loan Banks, (SOFR + 0.015%) 3 .635 08/18/26 2,000,000
3,500,000 (d) Federal Home Loan Banks, (SOFR + 0.010%) 3 .630 08/27/26 3,500,000
1,500,000 (d) Federal Home Loan Banks, (SOFR + 0.020%) 3 .640 09/11/26 1,500,000
1,500,000 (d) Federal Home Loan Banks, (SOFR + 0.015%) 3 .635 09/17/26 1,500,000
300,000 (d) Federal Home Loan Banks, (SOFR + 0.015%) 3 .635 09/18/26 300,000
1,500,000 (d) Federal Home Loan Banks, (SOFR + 0.025%) 3 .645 10/20/26 1,500,000
900,000 (d) Federal Home Loan Banks, (SOFR + 0.035%) 3 .655 10/26/26 900,000
1,000,000 (d) Federal Home Loan Banks, (SOFR + 0.025%) 3 .645 11/05/26 1,000,000
1,250,000 (d) Federal Home Loan Banks, (SOFR + 0.025%) 3 .645 11/05/26 1,250,000
1,090,000 (d) Federal Home Loan Banks, (SOFR + 0.030%) 3 .650 11/23/26 1,090,000
1,250,000 (d) Federal Home Loan Banks, (SOFR + 0.040%) 3 .660 12/14/26 1,250,000
1,500,000 (d) Federal Home Loan Banks, (SOFR + 0.045%) 3 .725 01/06/27 1,500,000
60,000 (d) Federal National Mortgage Association, (SOFR + 0.135%) 3 .755 08/21/26 60,009
TOTAL VARIABLE RATE SECURITIES 50,470,015
TOTAL SHORT-TERM INVESTMENTS
(Cost $147,784,871) 147,784,871
TOTAL INVESTMENTS - 105.7%
(Cost $147,784,871) 147,784,871
OTHER ASSETS & LIABILITIES, NET - (5.7)% (7,966,027)
NET ASSETS - 100.0% $ 139,818,844
SOFR Secured Overnight Financing Rate
(a) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $30,149,056 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 3/31/32, valued at $30,748,923.
(c) Agreement with Fixed Income Clearing Corporation, 3.700% dated 6/30/26 to be repurchased at $2,340,241 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 11/15/33, valued at $2,386,800.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments June 30, 2026
Real Estate Securities Select

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
DATA CENTER REITS - 11.3%
15,468 (a) Blackstone Digital Infrastructure Trust, Inc $ 334,573
17,516 Digital Realty Trust, Inc 3,145,523
3,701 Equinix, Inc 3,857,885
TOTAL DATA CENTER REITS 7,337,981
DIVERSIFIED REITS - 3.5%
14,845 Broadstone Net Lease, Inc 306,846
21,648 Essential Properties Realty Trust, Inc 646,193
18,615 WP Carey, Inc 1,330,972
TOTAL DIVERSIFIED REITS 2,284,011
HEALTH CARE REITS - 20.6%
22,863 American Healthcare REIT, Inc 1,192,305
28,535 CareTrust REIT, Inc 1,151,387
24,725 Janus Living, Inc 710,597
18,727 Sabra Health Care REIT, Inc 365,364
29,105 Ventas, Inc 2,584,524
32,614 Welltower, Inc 7,402,400
TOTAL HEALTH CARE REITS 13,406,577
HOTELS, RESORTS & CRUISE LINES - 0.8%
2,541 Hyatt Hotels Corp 492,547
TOTAL HOTELS, RESORTS & CRUISE LINES 492,547
INDUSTRIAL REITS - 12.7%
9,185 Americold Realty Trust, Inc 144,388
5,622 EastGroup Properties, Inc 1,138,624
15,587 First Industrial Realty Trust, Inc 955,639
32,811 Goodman Group 707,937
30,631 Prologis, Inc 4,149,582
10,721 Rexford Industrial Realty, Inc 359,154
22,124 STAG Industrial, Inc 842,039
TOTAL INDUSTRIAL REITS 8,297,363
MULTI-FAMILY RESIDENTIAL REITS - 9.2%
6,166 AvalonBay Communities, Inc 1,163,463
9,635 Camden Property Trust 1,103,111
22,885 Equity Residential 1,554,578
3,953 Essex Property Trust, Inc 1,152,655
3,137 Mid-America Apartment Communities, Inc 435,855
15,015 UDR, Inc 599,399
TOTAL MULTI-FAMILY RESIDENTIAL REITS 6,009,061
OFFICE REITS - 1.2%
9,698 Highwoods Properties, Inc 292,492
9,552 SL Green Realty Corp 494,507
TOTAL OFFICE REITS 786,999
OTHER SPECIALIZED REITS - 7.0%
25,074 Gaming and Leisure Properties, Inc 1,116,545
14,723 Iron Mountain, Inc 1,859,662
5,256 Lamar Advertising Co 819,831
29,396 VICI Properties, Inc 780,464
TOTAL OTHER SPECIALIZED REITS 4,576,502
REAL ESTATE SERVICES - 2.0%
7,531 (a) CBRE Group, Inc 1,014,350
959 (a) Jones Lang LaSalle, Inc 297,242
TOTAL REAL ESTATE SERVICES 1,311,592
RETAIL REITS - 13.9%
36,039 Acadia Realty Trust 753,575
8,061 Agree Realty Corp 610,540
42,517 Brixmor Property Group, Inc 1,340,561
19,243 Curbline Properties Corp 584,987
5,661 Federal Realty Investment Trust 698,794

Real Estate Securities Select

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
RETAIL REITS (continued)
18,868 Macerich Co $ 475,285
32,653 NETSTREIT Corp 689,958
15,436 Realty Income Corp 956,415
12,242 Simon Property Group, Inc 2,737,923
8,675 Urban Edge Properties 198,484
TOTAL RETAIL REITS 9,046,522
SELF STORAGE REITS - 4.5%
7,925 Extra Space Storage, Inc 1,151,502
4,477 Public Storage, Inc 1,425,074
10,059 Smartstop Self Storage REIT, Inc 326,918
TOTAL SELF STORAGE REITS 2,903,494
SINGLE-FAMILY RESIDENTIAL REITS - 3.4%
38,043 American Homes 4 Rent 1,275,201
11,927 Invitation Homes, Inc 360,315
5,034 Sun Communities, Inc 603,627
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 2,239,143
TELECOM TOWER REITS - 7.7%
18,430 American Tower Corp 3,014,595
12,236 Crown Castle, Inc 926,633
5,907 SBA Communications Corp 1,042,349
TOTAL TELECOM TOWER REITS 4,983,577
TIMBER REITS - 1.1%
28,786 Weyerhaeuser Co 689,137
TOTAL TIMBER REITS 689,137
TOTAL COMMON STOCKS
(Cost $42,164,927) 64,364,506
TOTAL LONG-TERM INVESTMENTS
(Cost $42,164,927) 64,364,506
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
REPURCHASE AGREEMENTS - 1.2%
$ 769,000 (b) Fixed Income Clearing Corporation 3 .650% 07/01/26 769,000
TOTAL REPURCHASE AGREEMENTS 769,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $769,000) 769,000
TOTAL INVESTMENTS - 100.1%
(Cost $42,933,927) 65,133,506
OTHER ASSETS & LIABILITIES, NET - (0.1)% (40,875)
NET ASSETS - 100.0% $ 65,092,631
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $769,078 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
1.250% and maturity date 4/15/28, valued at $784,485.

Portfolio of Investments June 30, 2026
Small Cap Equity

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 0.9%
8,820 Dana Inc $ 239,992
13,231 Garrett Motion, Inc 479,359
2,570 Winnebago Industries, Inc 80,287
TOTAL AUTOMOBILES & COMPONENTS 799,638
BANKS - 10.1%
2,985 Amalgamated Financial Corp 137,011
3,835 Ameris Bancorp 346,147
11,002 Associated Banc-Corp 338,532
2,599 (a) Axos Financial, Inc 253,117
4,123 Bank of Hawaii Corp 335,983
4,950 Bank of NT Butterfield & Son Ltd 294,525
4,989 (a) BankUnited, Inc 241,717
1,679 Banner Corp 111,553
9,518 Berkshire Hills Bancorp, Inc 289,823
2,876 Carter Bankshares, Inc 97,813
2,601 Central Pacific Financial Corp 99,358
3,238 Columbia Banking System, Inc 103,778
5,842 ConnectOne Bancorp, Inc 195,356
5,107 (a) Customers Bancorp, Inc 403,964
11,508 Eastern Bankshares, Inc 255,938
9,843 First Busey Corp 290,368
9,280 First Financial Bancorp 313,942
1,654 (a) First Financial Corp 128,086
5,680 First Merchants Corp 248,159
4,176 Hanmi Financial Corp 135,302
3,136 Heritage Financial Corp 92,888
2,589 Independent Bank Corp 93,385
1,950 Metropolitan Bank Holding Corp 192,582
5,136 National Bank Holdings Corp 228,192
9,667 Northwest Bancshares, Inc 146,552
7,949 OceanFirst Financial Corp 155,244
5,181 OFG Bancorp 254,232
18,713 Old National Bancorp 484,668
3,464 Orrstown Financial Services, Inc 141,435
1,282 Pathward Financial, Inc 111,611
11,454 Provident Financial Services, Inc 270,773
7,894 Simmons First National Corp (Class A) 178,799
2,818 Trustmark Corp 129,656
3,905 UMB Financial Corp 557,478
3,385 United Bankshares, Inc 155,135
6,824 United Community Banks, Inc 239,454
1,969 Univest Financial Corp 86,144
7,383 WesBanco, Inc 288,158
3,258 Westamerica Bancorporation 191,147
3,787 WSFS Financial Corp 290,577
TOTAL BANKS 8,908,582
CAPITAL GOODS - 12.2%
50,158 (a) 3D Systems Corp 151,477
958 Albany International Corp (Class A) 71,371
6,935 (a) American Superconductor Corp 287,872
4,487 (a) Astronics Corp 364,614
897 (a) Astronics Corp (Class B) 68,172
1,112 AZZ, Inc 172,416
1,629 (a) Bloom Energy Corp 493,098
4,585 (a) Blue Bird Corp 362,032
2,310 (a) CECO Environmental Corp 209,609
4,540 (a) Centuri Holdings, Inc 137,290
129 Comfort Systems USA, Inc 255,671

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
3,610 Douglas Dynamics, Inc $ 194,759
1,372 (a) Ducommun, Inc 254,108
322 (a) Dycom Industries, Inc 162,800
1,702 EnerSys 397,962
1,659 ESCO Technologies, Inc 580,716
3,276 Federal Signal Corp 420,933
2,802 Franklin Electric Co, Inc 300,346
2,887 Granite Construction, Inc 456,377
3,239 (a) Helios Technologies, Inc 289,081
3,883 (a) Legence Corp 330,948
2,722 (a) Mayville Engineering Co Inc 101,966
1,947 McGrath RentCorp 235,645
683 (a) Modine Manufacturing Co 182,375
1,158 Moog, Inc (Class A) 490,807
10,493 Mueller Water Products, Inc (Class A) 271,034
8,734 (a) Newpark Resources, Inc 138,958
1,605 (a) NEXTracker, Inc 191,220
56,959 (a),(b) Plug Power, Inc 154,359
2,870 (a) Proto Labs, Inc 233,934
17,176 (a) Redwire Corp 210,062
25,137 (a) Satellogic, Inc 143,784
1,718 (a) SPX Technologies, Inc 421,202
545 (a) Sterling Construction Co, Inc 457,451
4,339 Tutor Perini Corp 360,007
2,899 (a) V2X, Inc 216,149
800 (a) Vicor Corp 303,824
2,492 (a) Xometry, Inc 240,528
8,726 Zurn Elkay Water Solutions Corp 440,925
TOTAL CAPITAL GOODS 10,755,882
COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
19,811 (a) ACV Auctions, Inc 142,441
2,783 Barrett Business Services, Inc 98,852
2,175 Exponent, Inc 127,803
9,704 (a) Healthcare Services Group 238,330
3,425 (a) Innodata, Inc 258,862
7,031 Interface, Inc 251,991
1,043 Korn/Ferry International 69,443
8,431 (a) OPENLANE, Inc 347,694
12,890 Pitney Bowes, Inc 225,833
11,916 (a) Planet Labs PBC 394,777
21,143 (a) TIC Solutions, Inc 171,047
2,128 (a) Willdan Group, Inc 168,325
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,495,398
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.7%
3,813 (a) Buckle, Inc 160,909
8,675 Kohl's Corp 153,721
5,111 (a) Pattern Group, Inc 128,746
36,566 (a) Petco Health & Wellness Co, Inc 99,459
9,093 (a) RealReal, Inc 107,206
4,020 (a) Revolve Group, Inc 92,018
2,332 Signet Jewelers Ltd 201,018
19,508 (a) Stitch Fix, Inc 80,178
4,990 (a) Victoria's Secret & Co 416,565
2,234 (a) Warby Parker, Inc 67,780
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,507,600
CONSUMER DURABLES & APPAREL - 2.3%
10,951 (a) Callaway Golf Co 205,769
11,971 (a) Capri Holdings Ltd 222,302
288 (a) Cavco Industries, Inc 176,942
20,936 (a) Figs, Inc 214,175
3,316 (a) LGI Homes, Inc 211,163
30,091 (a) Peloton Interactive, Inc 177,838

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
3,730 (a) Skyline Champion Corp $ 328,688
14,561 (a) Sonos, Inc 197,010
5,512 Steven Madden Ltd 232,055
5,276 (a) Wolverine World Wide, Inc 87,212
TOTAL CONSUMER DURABLES & APPAREL 2,053,154
CONSUMER SERVICES - 3.3%
2,781 (a) American Public Education, Inc 149,340
1,912 (a) BJ's Restaurants, Inc 116,125
9,611 Bloomin' Brands, Inc 87,844
2,288 (a) Frontdoor, Inc 177,526
18,837 (a) Genius Sports Ltd 114,152
9,131 (a) Laureate Education, Inc 331,638
8,411 (a) Lindblad Expeditions Holdings, Inc 237,527
1,674 Monarch Casino & Resort, Inc 220,315
8,742 (a) Navan, Inc 199,929
5,847 Perdoceo Education Corp 187,104
13,471 (a) Rush Street Interactive, Inc 400,628
8,903 (a),(b) Serve Robotics, Inc 58,582
2,632 Strategic Education, Inc 201,664
15,753 Super Group SGHC Ltd 213,453
22,178 (a) Sweetgreen, Inc 195,388
TOTAL CONSUMER SERVICES 2,891,215
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
3,524 (a) Chefs' Warehouse, Inc 338,656
4,937 (a) United Natural Foods, Inc 225,473
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 564,129
ENERGY - 5.2%
2,338 (c) Archrock, Inc 95,180
6,107 Ardmore Shipping Corp 85,559
1,269 California Resources Corp 67,092
1,793 (a) CNX Resources Corp 60,837
18,411 Crescent Energy Co 180,796
1,736 CVR Energy, Inc 47,809
8,331 Delek US Holdings, Inc 423,298
5,532 Flowco Holdings, Inc 118,053
2,625 (a) Forum Energy Technologies, Inc 131,854
42,650 (a),(b) Gevo, Inc 63,975
17,440 (a) Green Plains, Inc 268,227
3,311 Kinetik Holdings, Inc 160,054
4,965 Kodiak Gas Services, Inc 373,020
6,709 Liberty Energy, Inc 175,709
10,265 Magnolia Oil & Gas Corp 262,579
7,708 (a) National Energy Services Reunited Corp 230,700
30,676 Nordic American Tankers Ltd 169,945
3,406 (a) Par Pacific Holdings, Inc 191,009
7,253 PBF Energy, Inc 330,157
3,366 (a) Rex American Resources Corp 151,975
5,932 (a) Seadrill Ltd 224,348
13,543 Select Water Solutions, Inc 270,589
7,052 SM Energy Co 184,057
20,562 (a) Tetra Technologies, Inc 232,967
20,685 W&T Offshore, Inc 65,158
TOTAL ENERGY 4,564,947
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.3%
11,685 Broadstone Net Lease, Inc 241,529
11,957 CareTrust REIT, Inc 482,465
3,444 CBL & Associates Properties, Inc 182,842
13,438 Douglas Emmett, Inc 158,568
8,063 Easterly Government Properties, Inc 201,011
7,486 InvenTrust Properties Corp 265,004
12,545 Kite Realty Group Trust 356,027
5,167 LTC Properties, Inc 198,671

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
10,375 NETSTREIT Corp $ 219,224
4,801 Phillips Edison & Co, Inc 199,818
23,286 RLJ Lodging Trust 275,939
3,196 Ryman Hospitality Properties, Inc 410,846
5,060 SL Green Realty Corp 261,956
15,776 Summit Hotel Properties, Inc 110,590
20,333 Sunstone Hotel Investors, Inc 232,813
8,725 (c) Tanger Factory Outlet Centers, Inc 344,376
11,839 Urban Edge Properties 270,876
10,957 Xenia Hotels & Resorts, Inc 223,084
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,635,639
FINANCIAL SERVICES - 5.5%
5,709 Artisan Partners Asset Management, Inc 197,132
1,640 Banco Latinoamericano de Exportaciones S.A. (Class E) 100,811
34,090 (c) BGC Group, Inc 364,422
3,267 Bread Financial Holdings, Inc 353,979
754 (a) Dave, Inc 280,933
2,291 Enact Holdings, Inc 104,722
3,804 (a) Encore Capital Group, Inc 354,875
3,603 Essent Group Ltd 231,601
11,865 (a) Green Dot Corp 160,296
4,053 Jackson Financial, Inc 414,987
13,871 (a) LendingClub Corp 287,685
1,404 (a) LendingTree, Inc 62,183
6,970 (a) NMI Holdings, Inc 286,397
11,309 (a) OppFi, Inc 112,298
7,797 (b) P10, Inc 61,362
19,826 Pagseguro Digital Ltd 179,425
36,917 (a) Payoneer Global, Inc 262,849
4,073 PROG Holdings, Inc 189,843
7,491 Radian Group, Inc 282,186
3,409 Victory Capital Holdings, Inc 286,561
1,203 (a) Virtus Investment Partners, Inc 172,630
16,030 (a) Webull Corp 104,516
TOTAL FINANCIAL SERVICES 4,851,693
FOOD, BEVERAGE & TOBACCO - 0.5%
849 Lancaster Colony Corp 96,922
4,223 (a) Once Upon a Farm PBC 86,487
4,072 (a) Vita Coco Co, Inc 269,322
TOTAL FOOD, BEVERAGE & TOBACCO 452,731
HEALTH CARE EQUIPMENT & SERVICES - 6.8%
1,134 (a) agilon health, Inc 121,542
7,945 (a) Angiodynamics, Inc 103,365
4,728 (a) AtriCure, Inc 132,289
17,667 (a) Aveanna Healthcare Holdings, Inc 151,406
5,595 (a) Axogen, Inc 258,433
5,539 (a) BrightSpring Health Services, Inc 386,290
17,085 (a) Brookdale Senior Living, Inc 274,898
45,955 (a) Butterfly Network, Inc 386,941
2,726 (a) Castle Biosciences, Inc 65,015
37,046 (a) Clover Health Investments Corp 194,121
9,692 Concentra Group Holdings Parent, Inc 288,337
5,791 (a) Enovis Corp 119,874
674 Ensign Group, Inc 108,042
29,339 (a) Evolent Health, Inc 159,017
3,249 (a) Guardian Pharmacy Services, Inc 136,036
761 (a) HealthEquity, Inc 68,734
5,464 (a) HeartFlow, Inc 160,314
3,242 (a) Hinge Health, Inc 269,086
679 iRadimed Corp 64,885
27,316 (a) LifeStance Health Group, Inc 292,554
4,205 (a) LivaNova plc 345,777

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
7,994 (a) MiniMed Group, Inc $ 119,510
12,819 (a) Novocure Ltd 194,208
10,171 (a) Omada Health, Inc 223,253
4,950 (a) Omnicell, Inc 205,524
21,442 (a) Oncology Institute, Inc 116,430
7,234 (a) Option Care Health, Inc 151,697
5,062 (a) PACS Group, Inc 215,844
5,182 (a) Pennant Group, Inc 191,475
9,679 (a) Phreesia, Inc 99,597
9,142 (a) Privia Health Group, Inc 235,224
4,049 (a) Sonida Senior Living, Inc 165,199
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,004,917
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
3,121 (a) Central Garden and Pet Co (Class A) 121,001
1,084 (a) WD-40 Co 264,106
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 385,107
INSURANCE - 1.4%
4,869 F&G Annuities & Life, Inc 129,467
8,215 Fidelis Insurance Holdings Ltd 200,035
3,321 Hamilton Insurance Group Ltd 112,715
4,850 (a) Heritage Insurance Holdings, Inc 126,488
3,505 Kingstone Cos, Inc 66,700
800 (a) Palomar Holdings, Inc 101,112
10,693 (a) Slide Insurance Holdings, Inc 207,123
1,745 Stewart Information Services Corp 115,205
3,804 Universal Insurance Holdings, Inc 157,334
TOTAL INSURANCE 1,216,179
MATERIALS - 3.8%
28,431 Ardagh Metal Packaging S.A. 134,763
2,133 Balchem Corp 360,370
24,054 Coeur Mining, Inc 392,561
905 Commercial Metals Co 56,789
14,036 (a) Constellium SE 447,327
2,907 Innospec, Inc 236,601
3,007 (a) Intrepid Potash, Inc 98,569
1,727 Materion Corp 513,593
9,328 (a) McEwen, Inc 169,117
7,187 Ryerson Holding Corp 176,872
8,283 Schweitzer-Mauduit International, Inc 62,702
12,484 (a) SSR Mining, Inc 353,048
1,855 Stepan Co 103,361
5,210 Trimas Corp 234,606
TOTAL MATERIALS 3,340,279
MEDIA & ENTERTAINMENT - 2.3%
69,102 (a) AMC Entertainment Holdings, Inc 131,294
3,112 (a) Atlanta Braves Holdings, Inc 161,513
4,246 (a) Cargurus, Inc 144,746
5,071 (a) EverQuote, Inc 120,639
2,361 (a) Ibotta, Inc 80,652
2,508 (a) John Wiley & Sons, Inc (Class A) 121,663
4,339 (a) Madison Square Garden Entertainment Corp 350,982
12,438 (a) Magnite, Inc 236,073
7,339 (a) PubMatic, Inc 96,287
11,183 (a) QuinStreet, Inc 163,831
898 (a) Sphere Entertainment Co 155,381
18,578 (a) Stubhub Holdings, Inc 239,099
TOTAL MEDIA & ENTERTAINMENT 2,002,160
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.7%
7,370 (a) 10X Genomics, Inc 282,566
8,089 (a) 4D Molecular Therapeutics, Inc 107,584
20,275 (a) Absci Corp 234,987
11,241 (a) Acadia Pharmaceuticals, Inc 284,397

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
16,460 (a) Adaptive Biotechnologies Corp $ 353,067
18,499 (a) ADMA Biologics, Inc 154,837
6,406 (a) Agios Pharmaceuticals, Inc 237,727
7,847 (a) Alkermes plc 411,144
38,470 (a) Altimmune, Inc 116,949
18,260 (a) Amneal Pharmaceuticals, Inc 316,081
5,491 (a) AnaptysBio, Inc 370,642
19,229 (a) Annexon, Inc 109,798
15,117 (a) Aquestive Therapeutics, Inc 62,887
33,126 (a) Ardelyx, Inc 168,943
10,015 (a) Aurinia Pharmaceuticals, Inc 169,954
4,166 (a) BioAge Labs, Inc 102,109
23,354 (a) BioCryst Pharmaceuticals, Inc 233,540
17,178 (a) Biohaven Ltd 255,609
7,611 (a) Brooks Automation, Inc 194,233
8,186 (a) Celldex Therapeutics, Inc 304,601
8,479 (a) CryoPort, Inc 133,120
6,276 (a) Cullinan Oncology, Inc 114,286
9,259 (a) Definium Therapeutics, Inc 435,543
4,173 (a) Enliven Therapeutics, Inc 211,780
15,143 (a) Erasca, Inc 277,420
5,269 (a) Eton Pharmaceuticals, Inc 190,738
15,576 (a) Hyperliquid Strategies, Inc 122,583
6,080 (a) Ideaya Biosciences, Inc 226,602
6,290 (a) Immunovant, Inc 242,354
6,823 (a) Indivior Pharmaceuticals, Inc 279,948
56,258 (a),(b) Iovance Biotherapeutics, Inc 234,033
4,049 (a) Keros Therapeutics, Inc 43,324
1,795 (a) Liquidia Corp 143,115
33,193 (a) Maravai LifeSciences Holdings, Inc 207,124
7,160 (a) MeiraGTx Holdings plc 96,732
676 (a) Mirum Pharmaceuticals, Inc 79,139
18,313 (a) Myriad Genetics, Inc 104,567
17,944 (a) Ocular Therapeutix, Inc 176,210
11,757 (a) Personalis, Inc 157,544
4,060 Phibro Animal Health Corp 127,484
470 (a) Praxis Precision Medicines, Inc 157,351
9,200 (a) Prothena Corp plc 90,068
3,988 (a) PTC Therapeutics, Inc 325,301
12,843 (a) REGENXBIO, Inc 153,859
17,291 (a) Rezolute, Inc 89,913
1,477 (a) Rigel Pharmaceuticals, Inc 57,780
6,337 (a) Scholar Rock Holding Corp 348,535
2,914 (a) Supernus Pharmaceuticals, Inc 135,530
2,605 (a) Sutro Biopharma, Inc 86,486
10,581 (a) Syndax Pharmaceuticals, Inc 231,301
9,625 (a) TG Therapeutics, Inc 528,797
6,259 (a) Travere Therapeutics, Inc 355,574
4,088 (a) Twist Bioscience Corp 420,573
1,956 (a) Vera Therapeutics, Inc 83,932
4,514 (a) Vericel Corp 200,828
18,547 (a) Vir Biotechnology, Inc 188,994
5,770 (a) Xenon Pharmaceuticals, Inc 348,277
24,956 (a) Xeris Biopharma Holdings, Inc 197,651
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,076,051
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
5,529 (a) Compass, Inc 68,172
18,633 (a) Cushman & Wakefield Ltd 249,496
13,383 Newmark Group, Inc 202,217
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 519,885
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
3,496 (a) Ambarella, Inc 299,957

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
3,825 (a) Cohu, Inc $ 282,706
1,531 (a) Credo Technology Group Holding Ltd 416,355
2,988 (a) Formfactor, Inc 477,871
3,316 Kulicke & Soffa Industries, Inc 443,548
3,784 (a) MaxLinear, Inc 484,466
2,996 (a) Rambus, Inc 397,689
4,695 (a),(b) Rigetti Computing, Inc 90,707
3,013 (a) Semtech Corp 487,654
7,615 (a) SkyWater Technology, Inc 265,154
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,646,107
SOFTWARE & SERVICES - 5.5%
2,640 (a) ACI Worldwide, Inc 132,766
3,522 (a) Appian Corp 80,654
9,587 (a) Arteris, Inc 465,832
11,706 (a) Asana, Inc 81,942
17,274 (a) AvePoint, Inc 193,642
7,244 (a) Backblaze, Inc 114,890
2,099 (a) Box, Inc 55,707
7,366 (a) Braze, Inc 159,769
12,742 (a) Cerence, Inc 144,239
9,655 (a) Cipher Mining, Inc 236,547
5,649 Clear Secure, Inc 314,819
2,267 (a) Commvault Systems, Inc 321,302
12,855 (a) Digital Turbine, Inc 165,829
2,217 (a),(b) D-Wave Quantum, Inc 53,186
6,010 (a) Fastly, Inc 110,344
21,278 (a) Freshworks, Inc 215,333
5,061 (a) Intapp, Inc 127,588
10,918 (a) Mitek Systems, Inc 219,779
3,503 (a) Q2 Holdings, Inc 168,494
16,577 (a),(b) Rackspace Technology, Inc 108,248
68,226 (a),(b) Soluna Holdings, Inc 92,105
1,726 (a) SPS Commerce, Inc 98,675
7,002 (a) Tenable Holdings, Inc 258,234
7,324 (a) Teradata Corp 253,777
4,869 (a) Varonis Systems, Inc 204,303
18,822 (a) Weave Communications, Inc 112,744
15,995 (a) Zeta Global Holdings Corp 314,782
TOTAL SOFTWARE & SERVICES 4,805,530
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
439 (a) Applied Optoelectronics, Inc 65,042
2,383 Belden CDT, Inc 285,746
17,596 CommScope Holding Co, Inc 224,877
16,696 (a) Corsair Gaming, Inc 161,450
4,831 Crane NXT Co 247,154
3,116 (a) Diebold Nixdorf, Inc 264,922
1,376 ePlus, Inc 114,525
11,927 (a) Extreme Networks, Inc 386,077
286 (a) Fabrinet 160,755
2,732 (a) Insight Enterprises, Inc 332,758
2,259 (a),(b) IonQ, Inc 120,314
3,957 (a) Netscout Systems, Inc 172,327
477 (a) OSI Systems, Inc 104,320
1,941 (a) Sanmina Corp 491,228
3,594 (a) Scansource, Inc 187,211
1,938 (a) TTM Technologies, Inc 362,445
4,187 (a) Viasat, Inc 376,035
9,423 Vishay Intertechnology, Inc 506,769
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,563,955
TELECOMMUNICATION SERVICES - 0.9%
5,338 (a) Bandwidth, Inc 337,895
2,517 IDT Corp 146,389

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
42,694 (a) Lumen Technologies, Inc $ 327,890
TOTAL TELECOMMUNICATION SERVICES 812,174
TRANSPORTATION - 1.9%
2,533 (a) Allegiant Travel Co 297,881
1,504 ArcBest Corp 215,884
3,302 Costamare, Inc 46,294
5,776 Heartland Express, Inc 87,911
10,889 Marten Transport Ltd 188,924
586 Matson, Inc 112,647
4,267 (a) Skywest, Inc 423,841
6,069 (a) Werner Enterprises, Inc 264,669
TOTAL TRANSPORTATION 1,638,051
UTILITIES - 2.5%
1,881 American States Water Co 155,427
7,194 Avista Corp 294,307
4,473 Black Hills Corp 332,791
4,544 Brookfield Infrastructure Corp 174,944
2,059 California Water Service Group 100,170
6,180 (a) Hawaiian Electric Industries, Inc 83,615
4,359 NorthWestern Corp 312,192
2,914 ONE Gas, Inc 224,582
7,094 Portland General Electric Co 367,682
1,974 Unitil Corp 104,010
TOTAL UTILITIES 2,149,720
TOTAL COMMON STOCKS
(Cost $62,996,511) 87,640,723
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
3,099 (d) Eli Lilly & Co 12/31/49 1,952
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,952
TOTAL RIGHTS/WARRANTS
(Cost $1,952) 1,952
TOTAL LONG-TERM INVESTMENTS
(Cost $62,998,463) 87,642,675
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
739,753 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.660%(f) 739,753
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $739,753) 739,753
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENTS - 0.7%
$ 644,000 (g) Fixed Income Clearing Corporation 3 .650 07/01/26 644,000
TOTAL REPURCHASE AGREEMENTS 644,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $644,000) 644,000
TOTAL INVESTMENTS - 101.1%
(Cost $64,382,216) 89,026,428
OTHER ASSETS & LIABILITIES, NET - (1.1)% (951,113)
NET ASSETS - 100.0% $ 88,075,315
REIT Real Estate Investment Trust

See Notes to Financial Statements
Investments in Derivatives
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,026,448.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $644,065 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 3/31/28, valued at $656,881.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 4 09/18/26  $ 593,467 $ 609,120 $ 15,653

Stock Index
Portfolio of Investments June 30, 2026

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.0%
1,634 (a) Adient plc $ 30,033
1,752 (a) American Axle & Manufacturing Holdings, Inc 9,496
2,826 (a) Aptiv plc 173,460
2,800 BorgWarner, Inc 185,920
271 (a) Cooper-Standard Holdings, Inc 7,331
1,652 Dana Inc 44,951
476 (a) Dorman Products, Inc 64,950
55,008 Ford Motor Co 764,611
713 (a) Fox Factory Holding Corp 12,082
2,449 Garrett Motion, Inc 88,727
12,411 General Motors Co 956,640
2,320 Gentex Corp 58,626
573 (a) Gentherm, Inc 19,545
4,151 (a) Goodyear Tire & Rubber Co 27,397
1,042 Harley-Davidson, Inc 25,487
377 LCI Industries 39,917
586 Lear Corp 78,559
1,635 (a),(b) Lucid Group, Inc 10,938
571 Patrick Industries, Inc 51,264
499 Phinia, Inc 41,103
4,728 (a),(b) QuantumScape Corp 35,744
11,551 (a) Rivian Automotive, Inc 200,410
2,129 (a),(b) Solid Power, Inc 5,514
330 Standard Motor Products, Inc 12,860
40,217 (a) Tesla, Inc 16,915,270
900 (a),(b) Thor Industries, Inc 67,644
942 (a) Versigent plc 39,573
496 Visteon Corp 49,208
486 Winnebago Industries, Inc 15,183
343 (a) XPEL, Inc 17,013
TOTAL AUTOMOBILES & COMPONENTS 20,049,456
BANKS - 3.7%
254 1st Source Corp 20,721
95 ACNB Corp 5,641
197 Amalgamated Financial Corp 9,042
442 Amerant Bancorp, Inc 11,280
889 Ameris Bancorp 80,241
204 Arrow Financial Corp 8,362
1,508 Associated Banc-Corp 46,401
1,895 Atlantic Union Bankshares Corp 80,177
745 (a) Axos Financial, Inc 72,556
1,824 Banc of California, Inc 37,264
446 Bancfirst Corp 49,564
814 (a) Bancorp, Inc 50,989
117 Bank First Corp 17,357
91,050 Bank of America Corp 5,188,029
499 Bank of Hawaii Corp 40,664
174 Bank of Marin Bancorp 4,820
415 Bank of NT Butterfield & Son Ltd 24,693
1,270 Bank OZK 66,154
802 (a) BankUnited, Inc 38,857
511 Banner Corp 33,951
219 Bar Harbor Bankshares 8,269
148 BayCom Corp 4,869
174 BCB Bancorp, Inc 1,865
1,169 Berkshire Hills Bancorp, Inc 35,596
193 BOK Financial Corp 26,804
385 (a) Bridgewater Bancshares, Inc 8,100

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
197 Burke & Herbert Financial Services Corp $ 14,156
324 Business First Bancshares, Inc 9,957
231 Byline Bancorp, Inc 8,699
238 (a) Camden National Corp 12,904
150 Capital Bancorp, Inc 5,268
156 Capital City Bank Group, Inc 7,710
2,332 Capitol Federal Financial, Inc 19,845
641 Carter Bankshares, Inc 21,800
883 Cathay General Bancorp 54,737
470 Central Pacific Financial Corp 17,954
23,455 Citigroup, Inc 3,282,762
167 Citizens & Northern Corp 3,893
5,816 Citizens Financial Group, Inc 407,527
63 Citizens Financial Services, Inc 4,564
236 (a) City Holding Co 31,303
157 Civista Bancshares, Inc 4,431
420 CNB Financial Corp 14,158
415 (a) Coastal Financial Corp 32,167
163 Colony Bankcorp, Inc 3,275
3,539 Columbia Banking System, Inc 113,425
599 (a) Columbia Financial, Inc 12,711
1,842 Commerce Bancshares, Inc 106,376
719 Community Bank System, Inc 48,259
238 Community Trust Bancorp, Inc 17,222
588 ConnectOne Bancorp, Inc 19,663
890 Cullen/Frost Bankers, Inc 137,523
438 (a) Customers Bancorp, Inc 34,646
2,303 (a) CVB Financial Corp 51,933
611 (a) Dime Community Bancshares, Inc 24,837
638 Eagle Bancorp, Inc 18,113
1,872 East West Bancorp, Inc 241,657
3,755 Eastern Bankshares, Inc 83,511
424 Enterprise Financial Services Corp 27,933
161 Equity Bancshares, Inc 7,887
105 Esquire Financial Holdings, Inc 12,507
193 (a) Farmers & Merchants Bancorp, Inc 5,902
378 Farmers National Banc Corp 5,519
560 FB Financial Corp 30,996
12,452 Fifth Third Bancorp 701,919
202 Financial Institutions, Inc 7,872
440 First Bancorp 28,129
2,142 First BanCorp 55,842
162 (a) First Bancorp, Inc 5,641
354 First Bank 6,276
1,158 First Busey Corp 34,161
87 First Business Financial Services, Inc 5,496
110 First Citizens Bancshares, Inc (Class A) 228,887
1,371 First Commonwealth Financial Corp 27,872
242 First Community Bancshares, Inc 10,750
1,428 First Financial Bancorp 48,309
2,288 First Financial Bankshares, Inc 79,165
152 (a) First Financial Corp 11,771
2,293 First Hawaiian, Inc 67,185
7,058 First Horizon National Corp 180,967
1,459 First Interstate BancSystem, Inc 56,259
852 First Merchants Corp 37,224
93 First Mid Bancshares, Inc 4,472
170 (a) First Western Financial, Inc 5,459
71 (a) Firstsun Capital Bancorp 2,753
177 Five Star Bancorp 8,618
5,298 FNB Corp 101,086
2,866 (a) Fulton Financial Corp 69,329

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
158 FVCBankcorp, Inc $ 2,765
325 German American Bancorp, Inc 15,425
1,676 Glacier Bancorp, Inc 86,448
26 Great Southern Bancorp, Inc 2,039
132 Greene County Bancorp, Inc 4,434
1,246 Hancock Whitney Corp 93,101
484 Hanmi Financial Corp 15,682
460 Heritage Financial Corp 13,625
544 Hilltop Holdings, Inc 21,096
22 (b) Hingham Institution For Savings The 6,757
89 Home Bancorp, Inc 6,098
2,960 Home Bancshares, Inc 84,508
314 HomeStreet, Inc 4,993
265 HomeTrust Bancshares, Inc 13,221
1,956 Hope Bancorp, Inc 26,758
501 (a) Horizon Bancorp, Inc 10,010
27,738 Huntington Bancshares, Inc 491,795
814 Independent Bank Corp 68,148
308 Independent Bank Corp 11,110
843 International Bancshares Corp 64,026
164 John Marshall Bancorp, Inc 3,575
36,810 JPMorgan Chase & Co 12,049,017
2,079 Kearny Financial Corp 19,667
12,756 Keycorp 294,026
525 Lakeland Financial Corp 32,403
485 Live Oak Bancshares, Inc 19,807
2,020 M&T Bank Corp 480,780
226 Mercantile Bank Corp 12,977
224 Metrocity Bankshares, Inc 8,039
101 Metropolitan Bank Holding Corp 9,975
129 Mid Penn Bancorp, Inc 4,494
324 Midland States Bancorp, Inc 10,089
142 MVB Financial Corp 4,119
535 National Bank Holdings Corp 23,770
243 National Bankshares, Inc 8,828
476 NB Bancorp, Inc 10,058
669 NBT Bancorp, Inc 33,029
3,872 New York Community Bancorp, Inc 57,848
193 Nicolet Bankshares, Inc 31,920
90 Northeast Bank 11,928
643 Northfield Bancorp, Inc 9,471
1,369 Northwest Bancshares, Inc 20,754
46,401 (a) NU Holdings Ltd 619,917
1,018 OceanFirst Financial Corp 19,882
596 OFG Bancorp 29,246
4,690 Old National Bancorp 121,471
432 Old Second Bancorp, Inc 10,074
249 Origin Bancorp, Inc 12,736
111 Orrstown Financial Services, Inc 4,532
205 Park National Corp 37,513
126 (a) Parke Bancorp, Inc 4,178
290 Pathward Financial, Inc 25,247
144 PCB Bancorp 4,085
259 Peapack Gladstone Financial Corp 12,258
532 Peoples Bancorp, Inc 20,434
101 Peoples Financial Services Corp 6,703
2,105 Pinnacle Financial Partners, Inc 212,352
226 (a) Pioneer Bancorp, Inc 3,858
5,528 PNC Financial Services Group, Inc 1,361,104
420 (a) Ponce Financial Group, Inc 8,375
768 Popular, Inc 126,090
188 Preferred Bank 19,977

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
169 Primis Financial Corp $ 2,767
1,344 Prosperity Bancshares, Inc 98,152
1,724 Provident Financial Services, Inc 40,755
190 QCR Holdings, Inc 18,497
104 RBB Bancorp 2,851
91 Red River Bancshares, Inc 8,307
11,758 Regions Financial Corp 355,092
970 Renasant Corp 41,264
146 Republic Bancorp, Inc (Class A) 13,203
540 S&T Bancorp, Inc 26,503
977 Seacoast Banking Corp of Florida 32,485
726 (a) ServisFirst Bancshares, Inc 62,981
130 Shore Bancshares, Inc 2,984
192 Sierra Bancorp 7,826
1,550 Simmons First National Corp (Class A) 35,108
116 SmartFinancial, Inc 5,443
138 South Plains Financial, Inc 5,946
101 (a) Southern First Bancshares, Inc 6,171
86 Southern Missouri Bancorp, Inc 6,554
432 Southside Bancshares, Inc 15,202
1,443 SOUTHSTATE BANK CORP 144,156
522 Stellar Bancorp, Inc 20,525
346 (a),(b),(c) Sterling Bancorp, Inc 3
421 Stock Yards Bancorp, Inc 32,194
611 Texas Capital Bancshares, Inc 63,092
143 (b) TFS Financial Corp 2,534
192 (a) Third Coast Bancshares, Inc 7,757
229 Tompkins Trustco, Inc 21,645
996 Towne Bank 36,095
618 Trico Bancshares 33,279
513 (a) Triumph Financial, Inc 39,147
17,162 Truist Financial Corp 855,011
277 TrustCo Bank Corp NY 15,210
1,035 Trustmark Corp 47,620
920 UMB Financial Corp 131,339
1,802 United Bankshares, Inc 82,586
1,315 United Community Banks, Inc 46,143
364 Univest Financial Corp 15,925
21,648 US Bancorp 1,307,539
328 USCB Financial Holdings, Inc 6,711
6,140 Valley National Bancorp 89,951
741 Washington Federal, Inc 28,432
232 (a) Washington Trust Bancorp, Inc 8,463
2,241 Webster Financial Corp 171,257
42,174 Wells Fargo & Co 3,485,259
1,357 WesBanco, Inc 52,964
239 West Bancorporation, Inc 6,341
533 Westamerica Bancorporation 31,271
1,585 Western Alliance Bancorp 130,287
940 Wintrust Financial Corp 151,077
713 WSFS Financial Corp 54,709
1,997 Zions Bancorporation 138,172
TOTAL BANKS 37,618,868
CAPITAL GOODS - 8.0%
2,107 (a) 3D Systems Corp 6,363
7,188 3M Co 1,163,809
1,402 A.O. Smith Corp 87,933
938 Aaon, Inc 118,995
511 (a) AAR Corp 73,037
384 Acuity Brands, Inc 144,637
1,058 Advanced Drainage Systems, Inc 166,064
534 Aebi Schmidt Holding AG. 6,702

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
1,906 Aecom Technology Corp $ 133,039
532 (a) Aerovironment, Inc 87,817
149 (a) AerSale Corp 942
840 AGCO Corp 100,548
148 Alamo Group, Inc 24,345
620 Albany International Corp (Class A) 46,190
1,896 (a) Allegheny Technologies, Inc 373,702
1,145 Allegion plc 160,861
629 (a),(b) Alliance Laundry Holdings, Inc 16,681
197 Allied Motion Technologies, Inc 20,277
1,138 Allison Transmission Holdings, Inc 128,298
330 (a) Alta Equipment Group, Inc 2,135
512 (a) Ameresco, Inc 14,131
520 (a) American Superconductor Corp 21,585
3,176 Ametek, Inc 768,401
1,323 (a) Amprius Technologies, Inc 18,337
5,034 (a) API Group Corp 213,190
438 (a) Apogee Enterprises, Inc 20,034
467 Applied Industrial Technologies, Inc 157,916
7,557 (a),(b) Archer Aviation, Inc 35,745
619 (a) Arcosa, Inc 89,935
181 Argan, Inc 144,538
564 Armstrong World Industries, Inc 90,477
2,492 (a) Array Technologies, Inc 18,466
334 Astec Industries, Inc 20,437
340 (a) Astronics Corp 27,628
68 (a) Astronics Corp (Class B) 5,168
587 Atkore, Inc 44,635
1,242 Atmus Filtration Technologies, Inc 63,330
1,070 (a) Axon Enterprise, Inc 599,853
406 AZZ, Inc 62,950
1,801 (a) Babcock & Wilcox Enterprises, Inc 25,394
3,695 (a) Bloom Energy Corp 1,118,476
494 (a) Blue Bird Corp 39,006
166 (a) BlueLinx Holdings, Inc 10,272
10,432 (a) Boeing Co 2,258,215
597 Boise Cascade Co 46,345
145 (a) Bowman Consulting Group Ltd 4,234
940 Brookfield Business Corp 28,059
1,655 (a) Builders FirstSource, Inc 148,089
1,195 BWX Technologies, Inc 232,607
228 Cadre Holdings, Inc 6,500
183 (a) Cardinal Infrastructure Group, Inc 17,239
581 Carlisle Cos, Inc 210,758
658 Carpenter Technology Corp 405,881
10,750 Carrier Global Corp 788,513
6,254 Caterpillar, Inc 6,659,885
778 (a) CECO Environmental Corp 70,607
993 (a) Centuri Holdings, Inc 30,028
570 (a) Chart Industries, Inc 119,096
11,796 CNH Industrial NV 132,469
413 Columbus McKinnon Corp 6,249
485 Comfort Systems USA, Inc 961,246
708 (a) Concrete Pumping Holdings, Inc 8,531
596 (a) Construction Partners, Inc 70,787
2,541 (a) Core & Main, Inc 122,603
624 Crane Co 139,196
225 CSW Industrials, Inc 62,618
1,900 Cummins, Inc 1,355,099
514 Curtiss-Wright Corp 389,489
688 (a) Custom Truck One Source, Inc 8,125
3,417 Deere & Co 2,167,506

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
3,004 (a) DNOW, Inc $ 38,962
1,516 Donaldson Co, Inc 136,091
347 Douglas Dynamics, Inc 18,721
1,814 Dover Corp 406,844
160 (a) Ducommun, Inc 29,634
240 (a) DXP Enterprises, Inc 40,498
409 (a) Dycom Industries, Inc 206,786
5,350 Eaton Corp plc 2,279,742
625 EMCOR Group, Inc 518,675
7,792 Emerson Electric Co 1,115,425
738 (a) Energy Recovery, Inc 6,657
917 Enerpac Tool Group Corp 32,884
500 EnerSys 116,910
2,221 (a),(b) Enovix Corp 13,481
330 EnPro Industries, Inc 124,387
3,077 (a),(b) Eos Energy Enterprises, Inc 18,093
752 Esab Corp 74,170
356 ESCO Technologies, Inc 124,614
749 (a) Everus Construction Group, Inc 124,297
15,649 Fastenal Co 751,621
867 Federal Signal Corp 111,401
2,672 Ferguson Enterprises, Inc 634,146
1,072 (a) Firefly Aerospace, Inc 31,517
1,930 Flowserve Corp 143,129
503 (a),(b) Fluence Energy, Inc 10,000
1,994 (a) Fluor Corp 104,466
1,759 (a) Forgent Power Solutions, Inc 98,258
4,413 Fortive Corp 269,590
1,891 Fortune Brands Innovations, Inc 103,816
514 Franklin Electric Co, Inc 55,096
1,340 FTAI Aviation Ltd 362,510
729 (a) FuelCell Energy, Inc 26,251
2,911 (a) Gates Industrial Corp plc 81,421
491 GATX Corp 87,000
3,704 GE Vernova, Inc 4,351,681
768 (a) Generac Holdings, Inc 224,878
3,522 General Dynamics Corp 1,247,633
14,220 General Electric Co 5,314,441
567 (a) Gibraltar Industries, Inc 25,572
187 Global Industrial Co 6,257
368 Gorman-Rupp Co 33,760
2,150 Graco, Inc 162,562
156 (a) Graham Corp 19,311
600 Granite Construction, Inc 94,848
183 Greenbrier Cos, Inc 8,969
552 Griffon Corp 53,837
2,020 (a) Hayward Holdings, Inc 34,966
627 HEICO Corp 223,331
1,001 (a) HEICO Corp (Class A) 258,168
629 (a) Helios Technologies, Inc 56,138
459 Herc Holdings, Inc 65,793
1,145 Hexcel Corp 114,569
1,910 (a) Hillman Solutions Corp 16,120
4,391 (a) Honeywell Aerospace, Inc 970,652
4,391 Honeywell International, Inc 983,033
5,480 Howmet Aerospace, Inc 1,473,353
724 Hubbell, Inc 378,797
699 (a) Hudson Technologies, Inc 4,012
545 Huntington Ingalls Industries, Inc 152,540
1,987 (a) Hyliion Holdings Corp 10,352
158 Hyster-Yale Materials Handling, Inc 5,539
1,028 IDEX Corp 233,305

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
137 (a) IES Holdings, Inc $ 100,648
3,936 Illinois Tool Works, Inc 1,064,570
5,388 Ingersoll Rand, Inc 441,762
289 Insteel Industries, Inc 8,728
1,437 (a),(b) Intuitive Machines, Inc 30,737
1,227 ITT, Inc 242,652
2,008 (a) Janus International Group, Inc 11,144
595 John Bean Technologies Corp 86,275
8,321 Johnson Controls International plc 1,215,781
166 (a) Kadant, Inc 52,162
172 Karat Packaging, Inc 5,755
723 (a) Karman Holdings, Inc 36,092
1,307 Kennametal, Inc 45,810
2,379 (a) Kratos Defense & Security Solutions, Inc 118,617
2,561 L3Harris Technologies, Inc 744,201
192 (a) Lawson Products, Inc 5,251
789 (a) Legence Corp 67,246
415 Lennox International, Inc 237,774
1,065 Leonardo DRS, Inc 45,444
153 (a) Limbach Holdings, Inc 11,781
711 Lincoln Electric Holdings, Inc 188,778
165 Lindsay Corp 20,427
549 (a),(b) Loar Holdings, Inc 44,255
2,796 Lockheed Martin Corp 1,424,450
948 Louisiana-Pacific Corp 74,570
385 LSI Industries, Inc 10,233
478 Luxfer Holdings plc 8,623
539 (a) Manitowoc Co, Inc 7,487
2,830 Masco Corp 230,277
863 (a) Mastec, Inc 359,060
3,667 (a) Masterbrand, Inc 37,733
379 McGrath RentCorp 45,870
757 (a) Mercury Computer Systems, Inc 92,604
2,687 (a),(b) Microvast Holdings, Inc 3,144
643 (a) Middleby Corp 110,602
168 Miller Industries, Inc 8,593
772 (a) Modine Manufacturing Co 206,139
361 Moog, Inc (Class A) 153,006
524 (a) MSC Industrial Direct Co (Class A) 62,330
1,438 Mueller Industries, Inc 176,773
2,381 Mueller Water Products, Inc (Class A) 61,501
210 (a) MYR Group, Inc 105,084
362 (a),(b) NANO Nuclear Energy, Inc 7,653
76 National Presto Industries, Inc 9,499
1,112 (a) Newpark Resources, Inc 17,692
2,017 (a) NEXTracker, Inc 240,305
742 Nordson Corp 223,854
1,867 Northrop Grumman Corp 950,882
149 (a) Northwest Pipe Co 22,341
4,373 (a) NuScale Power Corp 43,861
2,204 nVent Electric plc 373,820
44 Omega Flex, Inc 1,381
954 Oshkosh Corp 146,420
5,330 Otis Worldwide Corp 381,628
987 Owens Corning, Inc 156,894
7,083 PACCAR, Inc 850,810
291 (a) Park Aerospace Corp 11,105
1,756 Parker-Hannifin Corp 1,717,579
2,300 Pentair plc 176,318
20,788 (a),(b) Plug Power, Inc 56,335
423 Powell Industries, Inc 121,130
86 (a) Power Solutions International, Inc 3,345

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
51 (a) Preformed Line Products Co $ 20,939
729 Primoris Services Corp 72,258
509 (a) Proto Labs, Inc 41,489
492 Quanex Building Products Corp 9,161
2,056 Quanta Services, Inc 1,480,402
8,790 (a),(b) QXO, Inc 151,891
405 (a) RBC Bearings, Inc 260,844
996 (a),(b) Red Cat Holdings, Inc 10,607
2,630 (a) Redwire Corp 32,165
906 Regal-Beloit Corp 215,800
1,658 (a) Resideo Technologies, Inc 51,564
7,394 (a) Rocket Lab Corp 751,600
1,551 Rockwell Automation, Inc 767,869
18,539 RTX Corp 3,517,404
216 Rush Enterprises, Inc 16,524
1,036 Rush Enterprises, Inc (Class A) 75,612
2,324 Sensata Technologies Holding plc 110,948
2,761 (a) Shoals Technologies Group, Inc 27,334
537 (a) Simpson Manufacturing Co, Inc 112,421
727 (a) SiteOne Landscape Supply, Inc 83,176
701 Snap-On, Inc 282,082
532 (a) Solv Energy, Inc 18,115
647 (a) SPX Technologies, Inc 158,625
3,197 (a) StandardAero, Inc 95,622
195 Standex International Corp 69,746
2,281 Stanley Black & Decker, Inc 214,688
394 (a) Sterling Construction Co, Inc 330,708
5,647 (a) Sunbelt Rentals Holdings, Inc 422,452
3,438 (a) Sunrun, Inc 46,000
328 Tecnoglass, Inc 15,354
268 Tennant Co 23,461
1,490 Terex Corp 107,861
2,439 Textron, Inc 223,729
881 Timken Co 128,027
638 (a) Titan International, Inc 4,919
282 (a) Titan Machinery, Inc 5,956
1,203 Toro Co 117,196
3,041 Trane Technologies plc 1,493,618
121 (a) Transcat, Inc 11,225
770 TransDigm Group, Inc 1,025,671
1,561 (a) Trex Co, Inc 78,112
642 Trinity Industries, Inc 22,200
553 Tutor Perini Corp 45,882
901 UFP Industries, Inc 81,757
859 United Rentals, Inc 973,153
394 (a) V2X, Inc 29,377
262 Valmont Industries, Inc 151,331
5,282 Vertiv Holdings Co 1,768,519
339 (a) Vicor Corp 128,745
661 (a),(b) Voyager Technologies, Inc 21,317
372 VSE Corp 85,002
585 W.W. Grainger, Inc 795,834
918 (a) Wabash National Corp 12,393
462 Watsco, Inc 192,529
406 Watts Water Technologies, Inc (Class A) 158,929
658 WESCO International, Inc 227,293
2,269 Westinghouse Air Brake Technologies Corp 611,722
37 Willis Lease Finance Corp 8,466
2,174 WillScot Mobile Mini Holdings Corp 62,742
817 Woodward Inc 347,584
702 (a) Worthington Enterprises, Inc 37,740
580 (a),(b) X-Energy, Inc 10,649

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
576 (a) Xometry, Inc $ 55,596
3,351 Xylem, Inc 396,122
2,011 Zurn Elkay Water Solutions Corp 101,616
TOTAL CAPITAL GOODS 80,270,257
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
794 (a) ABM Industries, Inc 35,127
1,696 ACCO Brands Corp 7,055
1,880 (a) ACV Auctions, Inc 13,517
1,964 (a) Amentum Holdings, Inc 40,596
343 (a) Asure Software, Inc 2,723
5,519 Automatic Data Processing, Inc 1,235,980
440 Barrett Business Services, Inc 15,629
261 (a) BlackSky Technology, Inc 7,287
1,701 Booz Allen Hamilton Holding Corp 103,200
329 (a) BrightView Holdings, Inc 4,662
599 Brink's Co 56,600
1,631 Broadridge Financial Solutions, Inc 223,365
295 (a) CACI International, Inc (Class A) 136,662
801 (a) Casella Waste Systems, Inc (Class A) 77,673
778 (a) CBIZ, Inc 24,958
270 (a) Cimpress plc 27,459
4,705 Cintas Corp 800,226
3,616 (a),(b) Clarivate plc 7,811
706 (a) Clean Harbors, Inc 210,918
177 Compx International, Inc 4,407
448 (a),(b) Concentrix Corp 10,037
3,045 (a) Conduent, Inc 4,446
12,004 (a) Copart, Inc 338,393
1,320 (a) CoreCivic, Inc 40,102
128 CRA International, Inc 18,214
754 Deluxe Corp 18,006
394 (a) Ennis, Inc 8,373
464 (a) Enviri Corp 10,185
1,632 Equifax, Inc 259,031
2,555 (a) ExlService Holdings, Inc 66,072
645 Exponent, Inc 37,900
804 (a) First Advantage Corp 14,512
148 (a) Franklin Covey Co 3,630
524 (a) FTI Consulting, Inc 78,081
2,244 Genpact Ltd 61,710
1,830 (a) GEO Group, Inc 54,077
3,579 GFL Environmental, Inc 131,671
1,153 (a) Healthcare Services Group 28,318
1,168 Herman Miller, Inc 23,897
1,146 HNI Corp 46,310
334 (a) Huron Consulting Group, Inc 30,113
282 ICF International, Inc 20,547
404 (a) Innodata, Inc 30,534
674 Insperity, Inc 27,843
961 Interface, Inc 34,442
1,562 Jacobs Solutions, Inc 196,812
2,016 KBR, Inc 69,612
654 Kelly Services, Inc (Class A) 8,031
366 Kforce, Inc 17,173
709 Korn/Ferry International 47,205
1,550 (a) Legalzoom.com, Inc 9,502
1,726 Leidos Holdings, Inc 177,726
484 (a) Liquidity Services, Inc 18,934
931 Manpower, Inc 31,440
738 MAXIMUS, Inc 39,675
361 (a) Montrose Environmental Group, Inc 7,296
529 MSA Safety, Inc 92,353

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
1,435 (a) OPENLANE, Inc $ 59,179
633 (a) Parsons Corp 33,163
4,431 Paychex, Inc 435,700
564 Paycom Software, Inc 70,884
665 (a) Paylocity Holding Corp 69,512
1,960 Pitney Bowes, Inc 34,339
3,744 (a) Planet Labs PBC 124,039
2,533 (b) RB Global, Inc 294,968
2,739 Republic Services, Inc 583,626
60 (a),(b) Resolute Holdings Management, Inc 8,672
1,790 (b) Robert Half International, Inc 54,953
3,886 Rollins, Inc 162,202
591 Science Applications International Corp 65,252
2,686 SS&C Technologies Holdings, Inc 166,666
4,060 Tetra Tech, Inc 117,293
1,032 (a) TIC Solutions, Inc 8,349
2,830 TransUnion 204,156
480 (a) TriNet Group, Inc 23,755
645 (a) TrueBlue, Inc 4,496
1,056 UL Solutions, Inc 107,564
237 Unifirst Corp 62,677
1,953 (a) Upwork, Inc 16,327
3,460 Veralto Corp 306,833
1,803 Verisk Analytics, Inc 323,693
2,291 (a) Verra Mobility Corp 9,737
2,027 (a) Vestis Corp 29,432
5,124 Waste Management, Inc 1,142,037
116 (a) Willdan Group, Inc 9,176
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,676,738
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.9%
426 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 1,482
481 (a) Abercrombie & Fitch Co (Class A) 43,295
772 Academy Sports & Outdoors, Inc 36,384
887 (b) Advance Auto Parts, Inc 55,189
288 A-Mark Precious Metals, Inc 11,984
133,549 (a) Amazon.com, Inc 31,830,069
2,547 (a) American Eagle Outfitters, Inc 43,808
1,083 (a) AMMO, Inc 2,469
758 Arhaus, Inc 6,382
1,783 (b) Arko Corp 14,317
238 (a) Asbury Automotive Group, Inc 47,857
266 (a) Autonation, Inc 49,420
227 (a) Autozone, Inc 725,478
2,789 Bath & Body Works, Inc 64,509
2,709 Best Buy Co, Inc 205,559
455 (a) Boot Barn Holdings, Inc 74,743
526 (a) Buckle, Inc 22,197
200 (b) Build-A-Bear Workshop, Inc 6,122
862 (a) Burlington Stores, Inc 273,082
331 Caleres, Inc 4,094
670 Camping World Holdings, Inc 5,112
1,875 (a) Carmax, Inc 99,169
9,310 (a) Carvana Co 612,784
2,902 (a) Chewy, Inc 57,024
17,607 (a) Coupang, Inc 305,834
892 (b) Designer Brands, Inc 5,200
864 Dick's Sporting Goods, Inc 195,964
31 (b) Dillard's, Inc (Class A) 16,381
6,145 eBay, Inc 686,704
1,152 (a) Etsy, Inc 86,780
1,181 (a),(b) EVgo, Inc 2,256
739 (a) Five Below, Inc 132,865

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,672 (a),(b) Floor & Decor Holdings, Inc $ 99,250
5,773 (a) GameStop Corp (Class A) 127,468
3,094 Gap, Inc 57,796
127 (a) Genesco, Inc 4,289
2,011 Genuine Parts Co 237,258
363 (a) GigaCloud Technology, Inc 11,471
138 Group 1 Automotive, Inc 40,181
339 (a),(b) Groupon, Inc 8,156
286 Haverty Furniture Cos, Inc 7,302
13,733 Home Depot, Inc 4,843,354
1,622 Kohl's Corp 28,742
220 (a),(b) Lands' End, Inc 2,306
294 Lithia Motors, Inc (Class A) 85,404
3,494 LKQ Corp 91,997
7,719 Lowe's Cos, Inc 1,701,962
4,222 Macy's, Inc 99,428
389 (a) MarineMax, Inc 14,245
566 (b) Monro Muffler, Inc 9,684
203 Murphy USA, Inc 109,391
1,406 (a) National Vision Holdings, Inc 26,728
827 (a) Ollie's Bargain Outlet Holdings, Inc 63,580
180 (a) OneWater Marine, Inc 2,029
11,426 (a) O'Reilly Automotive, Inc 1,052,220
752 (a) Overstock.com, Inc 4,354
242 Penske Auto Group, Inc 43,306
1,122 (a) Petco Health & Wellness Co, Inc 3,052
531 Pool Corp 114,112
1,291 (a) RealReal, Inc 15,221
610 (a) Revolve Group, Inc 13,963
219 (a),(b) RH 36,076
4,349 Ross Stores, Inc 925,685
1,437 (a) Sally Beauty Holdings, Inc 20,319
406 (a) Shoe Carnival, Inc 6,021
583 Signet Jewelers Ltd 50,255
345 Sonic Automotive, Inc (Class A) 29,252
1,508 (a) Stitch Fix, Inc 6,198
1,347 (a) ThredUp, Inc 9,227
15,315 TJX Cos, Inc 2,320,222
7,677 Tractor Supply Co 242,670
617 (a) Ulta Beauty, Inc 278,255
941 Upbound Group, Inc 19,968
760 (a) Urban Outfitters, Inc 53,854
1,485 (a) Valvoline, Inc 58,717
788 (a) Victoria's Secret & Co 65,782
1,287 (a) Warby Parker, Inc 39,048
1,297 (a) Wayfair, Inc 119,869
203 Weyco Group, Inc 7,984
1,606 Williams-Sonoma, Inc 374,359
37 Winmark Corp 15,654
314 (a) Zumiez, Inc 5,589
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 49,327,766
CONSUMER DURABLES & APPAREL - 0.6%
338 Acushnet Holdings Corp 40,063
2,031 (a) Amer Sports, Inc 68,729
285 (a) Beazer Homes USA, Inc 7,994
539 (a),(b) BK LC Lux Finco 2 Sarl 23,193
974 Brunswick Corp 82,050
2,097 (a) Callaway Golf Co 39,403
1,736 (a) Capri Holdings Ltd 32,238
450 Carter's, Inc 18,522
132 (a) Cavco Industries, Inc 81,098
279 Century Communities, Inc 19,993

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
296 Columbia Sportswear Co $ 18,299
761 (b) Cricut, Inc 3,341
665 (a) Crocs, Inc 80,226
1,987 (a) Deckers Outdoor Corp 197,289
3,460 DR Horton, Inc 563,565
197 (a) Dream Finders Homes, Inc 3,400
327 Ethan Allen Interiors, Inc 7,305
319 (a) Figs, Inc 3,263
389 (a) Funko, Inc 2,287
2,304 (a) Garmin Ltd 547,292
682 G-III Apparel Group Ltd 22,990
426 (a) Green Brick Partners, Inc 34,097
1,790 Hasbro, Inc 147,836
444 (a) Helen of Troy Ltd 12,907
81 (a) Hovnanian Enterprises, Inc 11,535
379 Installed Building Products, Inc 87,109
75 (a) Johnson Outdoors, Inc 3,453
824 KB Home 51,574
811 Kontoor Brands, Inc 67,589
706 (a) Latham Group, Inc 4,568
696 La-Z-Boy, Inc 27,924
2,404 Leggett & Platt, Inc 28,151
2,867 (a) Lennar Corp (Class A) 259,435
16 (a),(b) Lennar Corp (Class B) 1,419
43 (a) LGI Homes, Inc 2,738
223 (a),(b) Lovesac Co 3,722
1,391 (a) Lululemon Athletica, Inc 158,824
301 (a) M/I Homes, Inc 48,398
287 (a) Malibu Boats, Inc 7,872
331 (a) MasterCraft Boat Holdings, Inc 8,546
3,515 (a) Mattel, Inc 48,788
708 Meritage Homes Corp 59,366
694 (a) Mohawk Industries, Inc 84,203
227 Movado Group, Inc 8,923
5,777 Newell Rubbermaid, Inc 35,471
16,459 Nike, Inc (Class B) 675,642
36 (a) NVR, Inc 245,282
3,016 (a) On Holding AG. 106,827
276 (a),(b) Oxford Industries, Inc 9,624
4,992 (a) Peloton Interactive, Inc 29,503
735 Polaris Industries, Inc 50,303
2,604 Pulte Homes, Inc 357,295
432 PVH Corp 32,080
543 Ralph Lauren Corp 217,966
200 Rocky Brands, Inc 8,248
1,024 (a) SharkNinja Global SPV Ltd 155,925
703 (a) Skyline Champion Corp 61,948
840 (a) Smith & Wesson Brands, Inc 12,634
2,102 (a) Sonos, Inc 28,440
1,383 Steven Madden Ltd 58,224
272 Sturm Ruger & Co, Inc 10,295
2,766 Tapestry, Inc 404,887
1,140 (a) Taylor Morrison Home Corp 81,784
2,622 Tempur Sealy International, Inc 205,565
1,228 Toll Brothers, Inc 202,313
386 (a),(b) TopBuild Corp 136,849
3,425 (a),(b) Under Armour, Inc (Class A) 21,886
3,626 (a) Under Armour, Inc (Class C) 22,554
5,338 VF Corp 89,038
646 Whirlpool Corp 25,465
1,465 (a) Wolverine World Wide, Inc 24,217

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
1,036 (a) YETI Holdings, Inc $ 51,344
TOTAL CONSUMER DURABLES & APPAREL 6,393,126
CONSUMER SERVICES - 1.8%
700 (a) Accel Entertainment, Inc 8,827
7,708 ADT, Inc 50,102
586 (a) Adtalem Global Education, Inc 73,051
5,751 (a) Airbnb, Inc 822,968
202 (a) American Public Education, Inc 10,847
3,327 Aramark 189,306
17 (a) Biglari Holdings, Inc (B Shares) 7,243
356 (a) BJ's Restaurants, Inc 21,622
1,539 Bloomin' Brands, Inc 14,066
10,658 Booking Holdings, Inc 1,899,682
700 Boyd Gaming Corp 61,831
804 (a) Bright Horizons Family Solutions, Inc 56,988
615 (a) Brinker International, Inc 103,320
2,782 (a) Caesars Entertainment, Inc 83,961
17,822 Carnival Corp Ltd 509,175
234 Carriage Services, Inc 8,972
1,368 (a) Cava Group, Inc 107,361
702 Cheesecake Factory 55,837
17,578 (a) Chipotle Mexican Grill, Inc (Class A) 597,652
430 (a),(b) Choice Hotels International, Inc 47,416
947 Churchill Downs, Inc 84,889
2,755 (a) Coursera, Inc 15,538
463 (b) Cracker Barrel Old Country Store, Inc 24,678
1,571 Darden Restaurants, Inc 323,642
539 (a),(b) Dave & Buster's Entertainment, Inc 6,145
266 (b) Dine Brands Global Inc. 9,549
438 Domino's Pizza, Inc 129,666
5,075 (a) DoorDash, Inc 936,490
6,847 (a) DraftKings, Inc 172,955
633 (a) Driven Brands Holdings, Inc 8,824
542 (a) Duolingo, Inc 62,341
1,616 (a) Dutch Bros, Inc 116,045
302 (a),(b) El Pollo Loco Holdings, Inc 5,122
1,566 Expedia Group, Inc 400,708
620 (a) First Watch Restaurant Group, Inc 7,992
1,950 (a) Flutter Entertainment plc 199,231
1,135 (a) Frontdoor, Inc 88,065
2,710 (a) Genius Sports Ltd 16,423
1,807 (a) Global Business Travel Group I 16,968
58 (a) Graham Holdings Co 66,202
410 (a) Grand Canyon Education, Inc 58,675
1,703 (b) H&R Block, Inc 64,850
762 (a) Hilton Grand Vacations, Inc 39,906
3,103 Hilton Worldwide Holdings, Inc 1,025,417
573 (b) Hyatt Hotels Corp 111,070
357 (a) Inspired Entertainment, Inc 2,945
1,684 International Game Technology plc 18,052
431 (a),(b) Jack in the Box, Inc 6,814
1,311 (a),(b) Krispy Kreme, Inc 4,628
89 (a),(b) Kura Sushi USA, Inc 5,123
4,007 Las Vegas Sands Corp 185,083
1,806 (a) Laureate Education, Inc 65,594
382 (a) Liberty Live Holdings, Inc 38,681
664 (a) Liberty Live Holdings, Inc 70,145
1,730 (a) Life Time Group Holdings, Inc 70,653
283 (a) Lincoln Educational Services Corp 14,122
464 (a) Lindblad Expeditions Holdings, Inc 13,103
3,003 Marriott International, Inc (Class A) 1,112,882
418 Marriott Vacations Worldwide Corp 42,586

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
491 Matthews International Corp (Class A) $ 13,218
9,768 McDonald's Corp 2,640,388
2,562 (a) MGM Resorts International 122,489
173 Monarch Casino & Resort, Inc 22,769
1,401 (a) Navan, Inc 32,041
6,287 (a) Norwegian Cruise Line Holdings Ltd 132,719
1,026 OneSpaWorld Holdings Ltd 28,974
565 (b) Papa John's International, Inc 20,775
2,314 (a) Penn National Gaming, Inc 49,427
1,137 Perdoceo Education Corp 36,384
1,210 (a) Planet Fitness, Inc 63,126
525 (a),(b) Portillo's, Inc 2,488
142 RCI Hospitality Holdings, Inc 3,879
924 Red Rock Resorts, Inc 60,115
4,756 Restaurant Brands International, Inc 344,858
3,506 Royal Caribbean Cruises Ltd 1,113,260
822 (a) Rush Street Interactive, Inc 24,446
5,391 (a) Sabre Corp 11,267
266 (a),(b) SeaWorld Entertainment, Inc 12,699
613 (a),(b) Serve Robotics, Inc 4,034
1,713 Service Corp International 130,119
596 (a) Shake Shack, Inc 33,388
2,531 (a) SHARPLINK,Inc 12,149
1,080 (a) Six Flags Entertainment Corp 23,004
15,842 Starbucks Corp 1,618,894
403 Strategic Education, Inc 30,878
568 (a) Stride, Inc 48,984
1,928 Super Group SGHC Ltd 26,124
1,443 (a) Sweetgreen, Inc 12,713
877 (a) Target Hospitality Corp 17,856
913 Texas Roadhouse, Inc (Class A) 176,419
776 Travel & Leisure Co 59,310
434 (a) Universal Technical Institute, Inc 18,562
600 (b) Vail Resorts, Inc 81,690
440 (a) Viad Corp 24,627
2,538 (a) Viking Holdings Ltd 265,652
2,362 (b) Wendy's Co 19,581
398 Wingstop, Inc 69,017
1,008 Wyndham Hotels & Resorts, Inc 84,884
1,015 Wynn Resorts Ltd 98,546
268 (a),(b) Xponential Fitness, Inc 1,855
3,833 Yum! Brands, Inc 612,743
TOTAL CONSUMER SERVICES 18,578,380
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
3,896 Albertsons Cos, Inc 52,713
418 Andersons, Inc 28,591
1,579 (a) BJ's Wholesale Club Holdings, Inc 137,720
509 Casey's General Stores, Inc 404,548
515 (a) Chefs' Warehouse, Inc 49,491
6,110 Costco Wholesale Corp 5,715,722
3,152 Dollar General Corp 362,827
2,551 (a) Dollar Tree, Inc 308,543
1,460 (a) Grocery Outlet Holding Corp 14,571
213 (a) Ingles Markets, Inc (Class A) 18,867
7,395 Kroger Co 410,644
2,109 (a) Maplebear, Inc 99,861
286 Natural Grocers by Vitamin Cottage, Inc 8,872
1,968 (a) Performance Food Group Co 220,003
385 (a) Pricesmart, Inc 75,206
1,482 (a) Sprouts Farmers Market, Inc 125,348
6,504 Sysco Corp 543,604
6,249 Target Corp 816,182

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
943 (a) United Natural Foods, Inc $ 43,067
3,115 (a) US Foods Holding Corp 318,509
127 (a) Village Super Market (Class A) 5,357
60,428 Walmart, Inc 6,844,075
218 Weis Markets, Inc 17,072
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,621,393
ENERGY - 3.1%
3,955 Antero Midstream Corp 89,976
4,251 (a) Antero Resources Corp 149,380
4,787 APA Corp 155,913
2,039 Archrock, Inc 83,008
667 Ardmore Shipping Corp 9,345
937 (b) Atlas Energy Solutions, Inc 15,564
13,737 Baker Hughes Co 762,403
354 (a) BKV Corp 9,685
3,755 (a),(b) Borr Drilling Ltd 15,508
351 Bristow Group, Inc 14,503
845 Cactus, Inc 43,289
1,047 California Resources Corp 55,355
868 (a) Calumet, Inc 31,265
243 (a),(b) Centrus Energy Corp 40,792
2,855 Cheniere Energy, Inc 682,374
3,168 Chesapeake Energy Corp 288,890
25,542 Chevron Corp 4,233,842
845 Chord Energy Corp 96,583
2,877 (a) Clean Energy Fuels Corp 5,898
2,191 (a) CNX Resources Corp 74,341
1,500 (a) Comstock Resources, Inc 22,380
16,789 ConocoPhillips 1,745,384
809 Core Laboratories, Inc 9,425
692 Core Natural Resources, Inc 55,374
2,426 Crescent Energy Co 23,823
583 CVR Energy, Inc 16,056
691 Delek US Holdings, Inc 35,110
15,359 Devon Energy Corp 634,634
2,136 DHT Holdings, Inc 35,308
2,637 Diamondback Energy, Inc 463,532
626 (a) Diversified Energy Co 8,676
395 Dorian LPG Ltd 13,738
1,417 DT Midstream, Inc 207,931
2,241 (a),(b) Encore Energy Corp 2,936
2,496 (a) Energy Fuels, Inc 36,192
7,347 (a) EOG Resources, Inc 953,126
8,412 EQT Corp 447,266
275 Excelerate Energy, Inc 10,447
1,226 (a) Expro Group Holdings NV 18,108
57,294 Exxon Mobil Corp 7,833,236
408 (b) FLEX LNG Ltd 11,448
483 Flowco Holdings, Inc 10,307
226 (a) Forum Energy Technologies, Inc 11,352
400 (a) FutureFuel Corp 1,808
1,122 Golar LNG Ltd 55,920
842 (a) Green Plains, Inc 12,950
179 (a) Gulfport Energy Operating Corp 30,376
11,949 Halliburton Co 405,669
2,743 (a) Helix Energy Solutions Group, Inc 23,974
1,274 (a) Helmerich & Payne, Inc 41,711
2,393 HF Sinclair Corp 166,672
110 (b) HighPeak Energy, Inc 769
582 (a) Innovex International, Inc 14,434
566 International Seaways, Inc 43,350
26,883 Kinder Morgan, Inc 859,450

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
465 Kinetik Holdings, Inc $ 22,478
1,156 Kodiak Gas Services, Inc 86,850
6,795 (a),(b) Kosmos Energy Ltd 14,337
2,207 Liberty Energy, Inc 57,801
2,448 Magnolia Oil & Gas Corp 62,620
4,050 Marathon Petroleum Corp 1,035,463
1,395 Matador Resources Co 69,443
1,623 Murphy Oil Corp 52,845
146 (a),(b) Nabors Industries Ltd 12,265
75 Nacco Industries, Inc (Class A) 3,754
863 (a) National Energy Services Reunited Corp 25,830
493 Navigator Holdings Ltd 9,185
1,716 (a),(b) NextDecade Corp 12,939
2,086 (b) Noble Corp plc 77,808
3,490 (b) Nordic American Tankers Ltd 19,335
1,326 Northern Oil and Gas, Inc 24,067
5,678 NOV, Inc 105,327
9,895 Occidental Petroleum Corp 480,600
1,532 (a) Oceaneering International, Inc 62,077
1,209 (a) Oil States International, Inc 9,684
8,632 ONEOK, Inc 750,466
4,010 Ovintiv, Inc 211,127
677 (a) Par Pacific Holdings, Inc 37,966
5,496 Patterson-UTI Energy, Inc 50,453
1,117 PBF Energy, Inc 50,846
1,975 Peabody Energy Corp 45,662
10,872 Permian Resources Corp 200,154
5,519 Phillips 66 932,987
1,367 (a) ProPetro Holding Corp 19,603
3,375 Range Resources Corp 125,516
475 Ranger Energy Services, Inc 7,605
552 (a) Rex American Resources Corp 24,923
151 Riley Exploration Permian, Inc 4,977
1,202 RPC, Inc 7,008
1,720 (a),(b) Sable Offshore Corp 5,298
532 SandRidge Energy, Inc 7,288
20,764 Schlumberger Ltd 965,318
477 Scorpio Tankers, Inc 33,037
649 (a) SEACOR Marine Holdings, Inc 4,965
500 (a) Seadrill Ltd 18,910
988 Select Water Solutions, Inc 19,740
1,567 SFL Corp Ltd 15,983
2,773 SM Energy Co 72,375
678 Solaris Oilfield Infrastructure, Inc 54,552
1,711 (a) Talos Energy, Inc 22,089
2,922 Targa Resources Corp 783,505
5,304 TechnipFMC plc 351,655
1,069 Teekay Corp Ltd 10,690
376 Teekay Tankers Ltd 24,391
2,062 (a) Tetra Technologies, Inc 23,362
792 Texas Pacific Land Corp 346,611
854 (a) Tidewater, Inc 56,902
13,020 (a) Transocean Ltd 63,668
6,645 (a) Uranium Energy Corp 70,836
1,000 Vaalco Energy, Inc 5,080
993 (a) Valaris Ltd 72,092
4,073 Valero Energy Corp 1,060,772
2,599 Viper Energy, Inc 110,198
433 (b) Vitesse Energy, Inc 6,828
2,083 W&T Offshore, Inc 6,561
774 Weatherford International plc 63,081
16,785 Williams Cos, Inc 1,247,797

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
1,068 World Fuel Services Corp $ 35,180
TOTAL ENERGY 31,393,551
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
1,492 Acadia Realty Trust 31,198
1,627 Agree Realty Corp 123,229
57 Alexander's, Inc 15,707
2,524 Alexandria Real Estate Equities, Inc 133,393
357 Alpine Income Property Trust, Inc 7,411
714 American Assets Trust, Inc 17,629
2,627 American Healthcare REIT, Inc 136,998
4,773 American Homes 4 Rent 159,991
6,416 American Tower Corp 1,049,465
4,437 Americold Realty Trust, Inc 69,750
2,947 Apple Hospitality REIT, Inc 49,539
1,769 Armada Hoffler Properties, Inc 12,525
1,970 AvalonBay Communities, Inc 371,719
2,348 Boston Properties, Inc 155,696
1,429 Braemar Hotels & Resorts, Inc 3,087
2,649 (a) Brandywine Realty Trust 8,397
4,252 Brixmor Property Group, Inc 134,066
2,559 Broadstone Net Lease, Inc 52,895
572 BRT Apartments Corp 8,792
1,357 Camden Property Trust 155,363
3,028 CareTrust REIT, Inc 122,180
493 CBL & Associates Properties, Inc 26,173
275 Centerspace 15,452
919 Chatham Lodging Trust 12,158
230 (a) Chiron Real Estate, Inc 8,630
544 Community Healthcare Trust, Inc 9,944
1,123 Corporate Office Properties Trust 40,866
2,578 Cousins Properties, Inc 77,288
6,055 Crown Castle, Inc 458,545
273 CTO Realty Growth, Inc 5,872
2,885 CubeSmart 114,736
1,290 Curbline Properties Corp 39,216
3,453 DiamondRock Hospitality Co 42,058
4,778 Digital Realty Trust, Inc 858,033
3,006 Diversified Healthcare Trust 27,956
2,323 Douglas Emmett, Inc 27,411
570 Easterly Government Properties, Inc 14,210
673 EastGroup Properties, Inc 136,303
3,012 Empire State Realty Trust, Inc 16,295
787 EPR Properties 45,654
1,349 Equinix, Inc 1,406,184
2,654 Equity Lifestyle Properties, Inc 171,050
5,133 Equity Residential 348,685
2,962 Essential Properties Realty Trust, Inc 88,416
896 Essex Property Trust, Inc 261,265
2,942 Extra Space Storage, Inc 427,473
729 (a) Farmland Partners, Inc 7,057
1,179 Federal Realty Investment Trust 145,536
2,826 (a) Fermi, Inc 25,886
1,998 First Industrial Realty Trust, Inc 122,497
1,235 Four Corners Property Trust, Inc 30,319
3,355 Gaming and Leisure Properties, Inc 149,398
763 Getty Realty Corp 25,454
475 Gladstone Commercial Corp 5,843
687 Gladstone Land Corp 5,860
3,106 (a) Global Net Lease, Inc 27,768
4,463 Healthcare Realty Trust, Inc 90,019
10,142 Healthpeak Properties, Inc 217,039
1,796 Highwoods Properties, Inc 54,167

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
9,517 Host Hotels & Resorts Inc $ 225,648
348 (a) Hudson Pacific Properties, Inc 5,286
3,525 Independence Realty Trust, Inc 58,832
1,204 Industrial Logistics Properties Trust 10,679
439 Innovative Industrial Properties, Inc 27,209
1,140 InvenTrust Properties Corp 40,356
8,599 Invitation Homes, Inc 259,776
4,200 Iron Mountain, Inc 530,502
636 Janus Living, Inc 18,279
841 JBG SMITH Properties 12,337
1,970 Kilroy Realty Corp 73,816
9,100 Kimco Realty Corp 230,685
2,779 Kite Realty Group Trust 78,868
1,105 Lamar Advertising Co 172,358
768 Lineage, Inc 33,216
431 LTC Properties, Inc 16,572
790 LXP Industrial Trust 42,565
3,615 Macerich Co 91,062
3,534 Medical Properties Trust, Inc 16,327
1,592 Mid-America Apartment Communities, Inc 221,192
2,102 Millrose Properties, Inc 63,165
460 National Health Investors, Inc 35,080
2,599 National Retail Properties, Inc 120,931
980 National Storage Affiliates Trust 43,581
215 NET Lease Office Properties 2,393
1,149 NETSTREIT Corp 24,278
1,203 NexPoint Diversified Real Estate Trust 6,244
478 NexPoint Residential Trust, Inc 13,346
3,987 Omega Healthcare Investors, Inc 190,100
254 One Liberty Properties, Inc 6,203
2,166 Outfront Media, Inc 70,958
2,538 Park Hotels & Resorts, Inc 36,167
2,135 Pebblebrook Hotel Trust 41,440
1,776 Phillips Edison & Co, Inc 73,917
2,219 (a) Piedmont Office Realty Trust, Inc 20,304
255 Postal Realty Trust, Inc 6,283
12,794 Prologis, Inc 1,733,203
2,212 Public Storage, Inc 704,102
4,403 Rayonier, Inc 93,696
12,822 Realty Income Corp 794,451
2,507 Regency Centers Corp 199,908
3,142 Rexford Industrial Realty, Inc 105,257
1,824 RLJ Lodging Trust 21,614
875 Ryman Hospitality Properties, Inc 112,481
3,697 Sabra Health Care REIT, Inc 72,128
571 Safehold, Inc 8,965
370 (a) Saul Centers, Inc 13,834
1,451 SBA Communications Corp 256,043
2,237 Service Properties Trust 3,781
4,465 Simon Property Group, Inc 998,597
645 SITE Centers Corp 2,561
1,013 SL Green Realty Corp 52,443
496 Smartstop Self Storage REIT, Inc 16,120
2,713 STAG Industrial, Inc 103,257
2,137 Summit Hotel Properties, Inc 14,980
1,739 Sun Communities, Inc 208,523
2,453 Sunstone Hotel Investors, Inc 28,087
1,735 Tanger Factory Outlet Centers, Inc 68,480
1,413 Terreno Realty Corp 91,520
4,667 UDR, Inc 186,307
567 UMH Properties, Inc 8,584
198 Universal Health Realty Income Trust 8,684

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,738 Urban Edge Properties $ 39,765
6,668 Ventas, Inc 592,118
14,929 VICI Properties, Inc 396,365
2,412 Vornado Realty Trust 94,792
9,733 (d) Welltower, Inc 2,209,099
10,118 Weyerhaeuser Co 242,225
550 Whitestone REIT 10,428
2,793 WP Carey, Inc 199,700
1,260 Xenia Hotels & Resorts, Inc 25,654
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,043,453
FINANCIAL SERVICES - 6.7%
906 (a) Acacia Research (Acacia Technologies) 4,222
360 Affiliated Managers Group, Inc 121,824
3,902 (a) Affirm Holdings, Inc 318,208
14,490 AGNC Investment Corp 157,941
243 Alerus Financial Corp 7,557
4,069 Ally Financial, Inc 186,971
7,309 American Express Co 2,472,269
1,248 Ameriprise Financial, Inc 572,533
253 Angel Oak Mortgage REIT, Inc 2,297
10,097 Annaly Capital Management, Inc 225,769
2,943 Apollo Commercial Real Estate Finance, Inc 31,431
5,795 Apollo Global Management, Inc 685,606
2,387 Arbor Realty Trust, Inc 12,938
645 Ares Commercial Real Estate Corp 2,903
2,756 Ares Management Corp 306,770
1,704 (a) ARMOUR Residential REIT, Inc 29,735
870 Artisan Partners Asset Management, Inc 30,041
123 (a) Atlanticus Holdings Corp 12,577
412 (a),(b) Bakkt Holdings, Inc 3,218
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 28,338
9,394 Bank of New York Mellon Corp 1,358,466
25,637 (a) Berkshire Hathaway, Inc 12,828,498
5,076 BGC Group, Inc 54,262
2,102 BlackRock, Inc 2,021,199
2,170 Blackstone Mortgage Trust, Inc 36,782
10,349 Blackstone, Inc 1,217,767
7,168 (a) Block, Inc 544,768
7,723 Blue Owl Capital, Inc 67,576
549 Bread Financial Holdings, Inc 59,484
380 Brightsphere Investment Group, Inc 27,178
1,289 BrightSpire Capital, Inc 7,025
5,504 Brookfield Asset Management Ltd 246,854
467 (a),(b) Bullish 10,942
3,022 (b) Burford Capital Ltd 12,390
1,450 Cannae Holdings, Inc 20,880
8,580 Capital One Financial Corp 1,721,320
3,768 Carlyle Group, Inc 158,671
222 Cass Information Systems, Inc 11,393
1,399 Cboe Global Markets, Inc 339,495
22,501 Charles Schwab Corp 2,076,167
152 Chicago Atlantic Real Estate Finance, Inc 1,629
3,576 (a) Chime Financial, Inc 73,236
1,022 Chimera Investment Corp 13,633
1,435 (a) Claros Mortgage Trust, Inc 3,372
4,922 CME Group, Inc 1,086,925
461 Cohen & Steers, Inc 35,101
3,025 (a) Coinbase Global, Inc 442,225
797 (a) Compass Diversified Trust 8,496
326 (a) Consumer Portfolio Services, Inc 3,128
3,377 Corebridge Financial, Inc 96,684
878 (a) Corpay, Inc 292,611

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
79 (a) Credit Acceptance Corp $ 50,302
132 (a) Dave, Inc 49,182
2,419 DigitalBridge Group, Inc 38,172
1,223 Dlocal Ltd 15,893
461 (a) Donnelley Financial Solutions, Inc 19,339
2,719 Dynex Capital, Inc 35,646
718 Ellington Financial, Inc 9,772
375 Enact Holdings, Inc 17,141
122 (a) Encore Capital Group, Inc 11,381
370 (a) Enova International, Inc 89,070
3,922 Equitable Holdings, Inc 172,097
1,475 Essent Group Ltd 94,813
728 (a) Euronet Worldwide, Inc 53,282
505 Evercore Partners, Inc (Class A) 172,427
941 EVERTEC, Inc 26,141
541 Factset Research Systems, Inc 124,473
139 Federal Agricultural Mortgage Corp 27,699
7,395 Fidelity National Information Services, Inc 287,518
1,947 (a),(b) Figure Technology Solutions, Inc 59,792
556 FirstCash Holdings, Inc 120,274
7,277 (a) Fiserv, Inc 356,937
1,440 (a) Flywire Corp 25,301
1,010 Franklin BSP Realty Trust, Inc 8,221
3,439 Franklin Resources, Inc 114,416
224 (a),(b) Freedom Holding Corp 29,225
2,572 (a) Galaxy Digital, Inc 70,318
257 GCM Grosvenor, Inc 3,161
3,145 Global Payments, Inc 228,201
3,970 Goldman Sachs Group, Inc 4,015,139
905 (a) Green Dot Corp 12,227
562 Hamilton Lane, Inc 44,302
1,655 Hannon Armstrong Sustainable Infrastructure Capital, Inc 64,628
796 Houlihan Lokey, Inc 106,767
5,976 Interactive Brokers Group, Inc (Class A) 520,151
7,772 Intercontinental Exchange, Inc 956,811
339 (a) International Money Express, Inc 4,899
4,954 Invesco Ltd 130,736
366 Invesco Mortgage Capital, Inc 2,891
1,116 Jack Henry & Associates, Inc 153,718
911 Jackson Financial, Inc 93,277
2,217 Jefferies Financial Group, Inc 110,806
9,470 KKR & Co, Inc 869,157
648 KKR Real Estate Finance Trust, Inc 4,432
1,766 Ladder Capital Corp 17,572
1,345 Lazard, Inc 56,409
1,618 (a) LendingClub Corp 33,557
196 (a) LendingTree, Inc 8,681
1,109 LPL Financial Holdings, Inc 312,383
836 Marex Group plc 50,954
528 MarketAxess Holdings, Inc 59,923
7,301 (a) Marqeta, Inc 29,642
11,129 Mastercard, Inc (Class A) 5,715,854
232 Merchants Bancorp 11,600
2,131 MFA Financial, Inc 20,649
2,355 MGIC Investment Corp 66,411
1,028 (a) Miami International Holdings, Inc 38,200
877 Moelis & Co 57,373
2,067 Moody's Corp 936,186
15,429 Morgan Stanley 3,225,278
269 Morningstar, Inc 41,969
983 MSCI, Inc (Class A) 550,519
6,153 Nasdaq Stock Market, Inc 484,979

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,245 Navient Corp $ 10,595
994 (a) NCR Corp ATM 43,150
212 Nelnet, Inc (Class A) 28,266
410 (a) NerdWallet, Inc 3,793
1,613 New York Mortgage Trust, Inc 15,130
298 NewtekOne, Inc 4,413
131 Nexpoint Real Estate Finance, Inc 2,031
1,030 (a) NMI Holdings, Inc 42,323
2,528 Northern Trust Corp 439,468
148 (a) Ocwen Financial Corp 5,883
1,689 OneMain Holdings, Inc 102,978
1,687 (a) Open Lending Corp 5,247
402 Orchid Island Capital, Inc 2,802
600 (b) P10, Inc 4,722
3,227 Pagseguro Digital Ltd 29,204
245 Patria Investments Ltd 2,690
799 (a) Paymentus Holdings, Inc 19,304
3,424 (a) Payoneer Global, Inc 24,379
12,331 PayPal Holdings, Inc 532,453
652 (a) Paysafe Ltd 4,870
1,316 (a) Paysign Inc 10,778
399 PennyMac Financial Services, Inc 34,753
1,723 (a) PennyMac Mortgage Investment Trust 19,435
904 Perella Weinberg Partners 14,428
1,092 Piper Sandler Cos 78,995
397 PJT Partners, Inc 59,923
719 (a) PRA Group, Inc 13,654
675 PROG Holdings, Inc 31,462
1,751 Radian Group, Inc 65,960
2,461 Raymond James Financial, Inc 374,146
1,941 Ready Capital Corp 3,397
1,612 Redwood Trust, Inc 7,641
143 Regional Management Corp 5,892
2,189 (a) Remitly Global, Inc 49,056
1,337 (a) Repay Holdings Corp 5,615
6,918 (a) Rithm Capital Corp 64,960
10,538 (a) Robinhood Markets, Inc 1,056,751
12,884 (a) Rocket Cos, Inc 202,923
248 (b) Runway Growth Finance Corp 1,391
4,070 S&P Global, Inc 1,657,548
1,255 SEI Investments Co 110,076
213 (a),(b) Sezzle, Inc 36,557
854 (a),(b) Shift4 Payments, Inc 41,539
184 Silvercrest Asset Management Group, Inc 1,860
2,565 SLM Corp 66,536
17,377 (a),(b) SoFi Technologies, Inc 311,570
3,745 Starwood Property Trust, Inc 61,343
3,683 State Street Corp 624,637
809 StepStone Group, Inc 33,460
2,217 Stifel Financial Corp 154,680
3,117 StoneCo Ltd 33,788
978 (a) StoneX Group, Inc 115,893
4,512 Synchrony Financial 343,138
3,029 T Rowe Price Group, Inc 344,367
6,729 (a) Toast, Inc 187,201
867 TPG RE Finance Trust, Inc 7,257
1,909 TPG, Inc 77,410
1,734 Tradeweb Markets, Inc 172,810
1,156 Two Harbors Investment Corp 14,346
1,255 (a),(b) Upstart Holdings, Inc 44,465
1,161 (b) UWM Holdings Corp 2,659
208 (a) Velocity Financial, Inc 3,840

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
544 Victory Capital Holdings, Inc $ 45,729
1,138 Virtu Financial, Inc 67,791
115 (a) Virtus Investment Partners, Inc 16,503
22,732 Visa, Inc (Class A) 7,799,122
1,195 Voya Financial, Inc 108,183
543 Walker & Dunlop, Inc 29,702
384 (a) Waterstone Financial, Inc 7,960
3,836 (a) Webull Corp 25,011
4,267 (b) Western Union Co 32,856
530 (a) WEX, Inc 74,778
1,867 (b) WisdomTree, Inc 31,627
90 (a) World Acceptance Corp 20,145
5,066 XP, Inc 82,373
TOTAL FINANCIAL SERVICES 67,423,200
FOOD, BEVERAGE & TOBACCO - 1.9%
176 (a) Alico, Inc 7,281
22,929 Altria Group, Inc 1,649,741
6,644 Archer-Daniels-Midland Co 507,602
1,190 (b) B&G Foods, Inc (Class A) 4,736
157 (a) Boston Beer Co, Inc (Class A) 27,794
349 (a) BRC, Inc 387
711 (b) Brown-Forman Corp (Class A) 19,453
2,220 Brown-Forman Corp (Class B) 59,163
1,774 Bunge Global S.A. 189,339
610 Cal-Maine Foods, Inc 49,142
2,625 (b) Campbell Soup Co 58,459
2,463 (a) Celsius Holdings, Inc 72,117
53,505 Coca-Cola Co 4,348,351
780 Coca-Cola Consolidated Inc 148,918
5,931 ConAgra Brands, Inc 79,831
1,956 Constellation Brands, Inc (Class A) 272,060
2,102 (a) Darling International, Inc 114,811
751 Dole plc 10,304
2,984 (b) Flowers Foods, Inc 23,574
499 Fresh Del Monte Produce, Inc 13,927
722 (a) Freshpet, Inc 42,685
6,854 General Mills, Inc 238,519
2,057 Hershey Co 360,901
4,050 Hormel Foods Corp 100,521
706 Ingredion, Inc 66,865
277 J&J Snack Foods Corp 20,346
1,353 J.M. Smucker Co 152,212
4,487 JBS NV 53,171
199 John B Sanfilippo & Son, Inc 17,112
17,944 Keurig Dr Pepper, Inc 587,307
11,546 Kraft Heinz Co 272,716
2,143 Lamb Weston Holdings, Inc 92,535
364 Lancaster Colony Corp 41,554
302 Limoneira Co 3,965
3,655 McCormick & Co, Inc 184,285
203 MGP Ingredients, Inc 3,557
1,263 (a),(b) Mission Produce, Inc 14,891
2,211 Molson Coors Brewing Co (Class B) 86,141
17,625 Mondelez International, Inc 1,019,430
9,651 (a) Monster Beverage Corp 927,654
366 (a) National Beverage Corp 11,419
18,790 PepsiCo, Inc 2,544,166
21,469 Philip Morris International, Inc 3,883,957
538 Pilgrim's Pride Corp 15,123
511 (a) Post Holdings, Inc 45,101
3,184 Primo Brands Corp 77,817
4 Seaboard Corp 17,857

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
134 (a) Seneca Foods Corp $ 23,308
1,484 (a) Simply Good Foods Co 19,707
561 Smithfield Foods, Inc 13,610
190 Turning Point Brands, Inc 16,114
4,102 Tyson Foods, Inc (Class A) 234,839
318 (a) Universal Corp 16,590
803 Utz Brands, Inc 6,183
454 (a) Vita Coco Co, Inc 30,028
420 (a),(b) Vital Farms, Inc 4,885
TOTAL FOOD, BEVERAGE & TOBACCO 18,904,061
HEALTH CARE EQUIPMENT & SERVICES - 3.2%
23,856 Abbott Laboratories 2,164,693
911 (a) Acadia Healthcare Co, Inc 26,902
1,314 (a) AdaptHealth Corp 13,692
230 (a) Addus HomeCare Corp 23,108
176 (a) agilon health, Inc 18,864
1,015 (a) Align Technology, Inc 171,190
2,742 (a) Alignment Healthcare, Inc 65,287
1,508 (a) Alphatec Holdings, Inc 13,044
2,554 AmerisourceBergen Corp 722,731
740 (a) AMN Healthcare Services, Inc 23,954
563 (a) Angiodynamics, Inc 7,325
1,097 (a) Anteris Technologies Global Corp 10,805
640 (a) Apollo Medical Holdings, Inc 29,702
673 (a) AtriCure, Inc 18,831
725 (a) Avanos Medical, Inc 18,038
2,914 (a) Aveanna Healthcare Holdings, Inc 24,973
560 (a) Axogen, Inc 25,866
7,747 Baxter International, Inc 165,166
3,913 Becton Dickinson & Co 592,154
554 (a),(b) Beta Bionics, Inc 8,681
969 (a) Blade Air Mobility, Inc 5,107
20,414 (a) Boston Scientific Corp 871,269
2,192 (a) BrightSpring Health Services, Inc 152,870
2,873 (a) Brookdale Senior Living, Inc 46,227
2,763 (a) Butterfly Network, Inc 23,264
3,289 Cardinal Health, Inc 781,335
373 (a) Castle Biosciences, Inc 8,896
7,053 (a) Centene Corp 452,732
1,866 (a) Certara, Inc 12,222
2,819 (a) Cerus Corp 8,231
179 Chemed Corp 83,367
3,600 Cigna Group 992,448
5,253 (a) Clover Health Investments Corp 27,526
1,354 Concentra Group Holdings Parent, Inc 40,281
422 Conmed Corp 13,812
2,643 (a) Cooper Cos, Inc 189,530
489 (a) Corvel Corp 30,572
544 (a) Cross Country Healthcare, Inc 7,186
480 (a) CryoLife, Inc 10,786
210 (a),(b) CVRx, Inc 1,079
17,669 CVS Health Corp 1,827,858
427 (a) DaVita, Inc 94,999
367 (a) Delcath Systems, Inc 4,621
2,739 Dentsply Sirona, Inc 29,061
5,265 (a) DexCom, Inc 354,598
1,826 (a) Doximity, Inc 37,871
7,930 (a) Edwards Lifesciences Corp 717,348
2,989 Elevance Health, Inc 1,155,936
985 Embecta Corp 3,211
1,470 Encompass Health Corp 148,588
653 (a) Enovis Corp 13,517

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
804 Ensign Group, Inc $ 128,881
2,830 (a) Envista Holdings Corp 74,570
364 (a) Establishment Labs Holdings, Inc 31,235
1,677 (a) Evolent Health, Inc 9,089
350 (a) Fulgent Genetics, Inc 7,182
6,421 GE HealthCare Technologies, Inc 411,008
262 (a) GeneDx Holdings Corp 17,986
710 (a) Glaukos Corp 99,230
1,460 (a) Globus Medical, Inc 115,355
1,770 (a) Guardant Health, Inc 265,553
326 (a) Guardian Pharmacy Services, Inc 13,650
520 (a) Haemonetics Corp 39,000
2,057 HCA, Inc 802,004
1,162 (a) HealthEquity, Inc 104,952
399 HealthStream, Inc 10,873
1,079 (a) HeartFlow, Inc 31,658
1,405 (a) Henry Schein, Inc 117,346
2,546 (a),(b) Hims & Hers Health, Inc 88,270
561 (a) Hinge Health, Inc 46,563
1,654 Humana, Inc 657,002
362 (a) ICU Medical, Inc 53,069
1,121 (a) IDEXX Laboratories, Inc 590,139
655 (a) Inogen, Inc 4,225
465 (a) Inspire Medical Systems, Inc 20,744
968 (a) Insulet Corp 147,378
572 (a) Integer Holdings Corp 53,453
1,378 (a) Integra LifeSciences Holdings Corp 24,749
4,884 (a) Intuitive Surgical, Inc 1,942,269
96 iRadimed Corp 9,174
477 (a) iRhythm Technologies, Inc 56,739
1,173 Labcorp Holdings, Inc 328,440
847 (a) Lantheus Holdings, Inc 93,966
236 LeMaitre Vascular, Inc 22,647
529 (a),(b) LifeMD, Inc 2,185
1,584 (a) LifeStance Health Group, Inc 16,965
892 (a) LivaNova plc 73,349
1,706 McKesson Corp 1,289,054
6,175 (a) Medline, Inc 243,542
17,645 Medtronic plc 1,380,368
985 (a) Merit Medical Systems, Inc 68,300
669 (a) Molina Healthcare, Inc 153,000
173 National Healthcare Corp 36,565
208 National Research Corp 4,487
463 (a) Nektar Therapeutics 32,322
3,187 (a) Neogen Corp 28,651
2,015 (a) NeoGenomics, Inc 29,399
1,767 (a) Novocure Ltd 26,770
52 (a),(b) Nutex Health, Inc 8,886
758 (a) Omnicell, Inc 31,472
8,804 (a) Opko Health, Inc 13,206
2,503 (a) Option Care Health, Inc 52,488
1,144 (a) OraSure Technologies, Inc 5,102
473 (a) Orthofix Medical, Inc 4,323
333 (a) OrthoPediatrics Corp 6,370
1,223 (a) Owens & Minor, Inc 4,183
295 (a) PACS Group, Inc 12,579
1,431 (a) Pediatrix Medical Group, Inc 36,247
524 (a) Pennant Group, Inc 19,362
506 (a) Penumbra, Inc 159,769
771 (a) Phreesia, Inc 7,934
1,501 (a) Privia Health Group, Inc 38,621
666 (a) PROCEPT BioRobotics Corp 15,038

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,198 (a) Progyny, Inc $ 34,538
1,569 Quest Diagnostics, Inc 332,550
828 (a) QuidelOrtho Corp 14,502
1,004 (a) RadNet, Inc 61,917
2,064 Resmed, Inc 402,232
524 (a) RxSight, Inc 2,526
896 (a) Schrodinger, Inc 14,560
1,678 Select Medical Holdings Corp 27,704
442 (a) SI-BONE, Inc 7,213
227 Simulations Plus, Inc 4,156
1,913 (a) Solventum Corp 147,588
387 (a) Sonida Senior Living, Inc 15,790
793 (a) STAAR Surgical Co 22,751
1,422 STERIS plc 299,431
854 (a),(b) Strive, Inc 9,317
4,799 Stryker Corp 1,510,917
987 (a) Surgery Partners, Inc 16,582
280 (a) Tactile Systems Technology, Inc 8,338
1,975 (a) Talkspace, Inc 10,270
1,069 (a) Tandem Diabetes Care, Inc 16,131
2,648 (a),(b) Teladoc Health, Inc 22,455
671 Teleflex, Inc 85,056
1,269 (a) Tenet Healthcare Corp 237,405
495 (a),(b) TransMedics Group, Inc 32,878
159 (a) UFP Technologies, Inc 42,156
12,431 UnitedHealth Group, Inc 5,166,697
723 Universal Health Services, Inc (Class B) 107,503
187 US Physical Therapy, Inc 12,843
80 Utah Medical Products, Inc 5,518
587 (a) Varex Imaging Corp 6,122
2,061 (a) Veeva Systems, Inc 365,766
611 (a) Viemed Healthcare, Inc 6,965
1,015 (a) Waystar Holding Corp 20,838
2,470 Zimmer Biomet Holdings, Inc 212,642
TOTAL HEALTH CARE EQUIPMENT & SERVICES 31,794,147
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
2,141 (a) BellRing Brands, Inc 27,704
160 (a) Central Garden & Pet Co 7,094
765 (a) Central Garden and Pet Co (Class A) 29,659
690 (a) ChromaDex Corp 2,201
3,346 Church & Dwight Co, Inc 324,160
1,793 Clorox Co 171,124
10,952 Colgate-Palmolive Co 1,004,079
5,109 (a),(b) Coty, Inc 11,035
893 Edgewell Personal Care Co 23,986
830 (a) elf Beauty, Inc 61,420
484 Energizer Holdings, Inc 10,377
3,300 Estee Lauder Cos (Class A) 260,535
1,810 (a) Herbalife Ltd 23,801
253 Inter Parfums, Inc 28,301
26,099 Kenvue, Inc 498,752
4,553 Kimberly-Clark Corp 499,783
140 (a) Nature's Sunshine Products, Inc 3,052
938 Nu Skin Enterprises, Inc (Class A) 4,953
122 (a) Oil-Dri Corp of America 12,470
1,877 (a),(b) Olaplex Holdings, Inc 3,848
32,104 Procter & Gamble Co 4,707,731
455 Reynolds Consumer Products, Inc 12,217
432 Spectrum Brands Holdings, Inc 37,044
180 (a) USANA Health Sciences, Inc 3,843

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
184 (a) WD-40 Co $ 44,830
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,813,999
INSURANCE - 1.7%
821 (a) Accelerant Holdings 9,622
6,270 Aflac, Inc 735,157
3,531 Allstate Corp 840,166
699 (a) AMBAC Financial Group, Inc 4,362
911 American Financial Group, Inc 127,485
7,451 American International Group, Inc 555,323
299 Amerisafe, Inc 10,115
2,865 Aon plc 950,292
4,708 (a) Arch Capital Group Ltd 456,958
679 Assurant, Inc 182,332
670 Assured Guaranty Ltd 53,707
840 Axis Capital Holdings Ltd 90,250
735 (a) Brighthouse Financial, Inc 46,526
3,989 Brown & Brown, Inc 255,894
891 (a) BRP Group, Inc 23,683
4,844 Chubb Ltd 1,650,545
2,096 Cincinnati Financial Corp 388,053
261 (b) CNA Financial Corp 12,687
1,262 CNO Financial Group, Inc 64,337
428 Donegal Group, Inc (Class A) 8,072
488 Employers Holdings, Inc 24,634
508 Everest Re Group Ltd 181,473
528 F&G Annuities & Life, Inc 14,040
9 Fidelis Insurance Holdings Ltd 219
3,617 Fidelity National Financial, Inc 170,578
1,450 First American Financial Corp 99,456
3,511 Gallagher (Arthur J.) & Co 806,020
5,182 (a) Genworth Financial, Inc (Class A) 49,074
1,028 Globe Life, Inc 183,683
286 (a) Goosehead Insurance, Inc 13,871
928 (a) Greenlight Capital Re Ltd (Class A) 15,015
564 Hamilton Insurance Group Ltd 19,142
476 Hanover Insurance Group, Inc 101,921
3,766 Hartford Financial Services Group, Inc 499,070
121 HCI Group, Inc 21,205
314 (a) Heritage Insurance Holdings, Inc 8,189
370 (a) Hippo Holdings, Inc 10,456
637 Horace Mann Educators Corp 32,901
23 Investors Title Co 6,295
648 James River Group Holdings, Inc 2,851
911 Kemper Corp 24,561
296 Kinsale Capital Group, Inc 97,624
657 (a) Lemonade, Inc 42,738
2,361 Lincoln National Corp 83,461
2,188 Loews Corp 247,703
163 (a) Markel Corp 318,341
6,640 Marsh & McLennan Cos, Inc 1,106,689
1,028 (a) MBIA, Inc 6,703
429 Mercury General Corp 45,740
7,394 Metlife, Inc 625,606
512 (a) Neptune Insurance Holdings, Inc 16,128
579 (a) NI Holdings, Inc 9,096
3,323 Old Republic International Corp 135,977
3,027 (a) Oscar Health, Inc 86,330
391 (a) Palomar Holdings, Inc 49,418
431 Primerica, Inc 122,490
2,946 Principal Financial Group 317,520
8,033 Progressive Corp 1,754,809
4,839 Prudential Financial, Inc 522,273

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
817 Reinsurance Group of America, Inc (Class A) $ 173,735
522 RenaissanceRe Holdings Ltd 165,422
1,200 RLI Corp 70,884
149 (a) Root, Inc 8,332
1,568 (b) Ryan Specialty Holdings, Inc 59,208
227 Safety Insurance Group, Inc 16,993
819 Selective Insurance Group, Inc 79,451
1,153 (a) SiriusPoint Ltd 27,672
355 (a) Skyward Specialty Insurance Group, Inc 20,714
980 (a) Slide Insurance Holdings, Inc 18,983
351 Stewart Information Services Corp 23,173
433 Tiptree, Inc 7,759
2,872 Travelers Cos, Inc 948,105
628 (a) Trupanion, Inc 15,556
338 United Fire Group, Inc 17,725
503 Universal Insurance Holdings, Inc 20,804
2,357 Unum Group 210,716
2,881 W.R. Berkley Corp 203,197
41 White Mountains Insurance Group Ltd 85,009
1,299 Willis Towers Watson plc 339,520
TOTAL INSURANCE 16,851,824
MATERIALS - 2.2%
461 AdvanSix, Inc 9,165
3,004 (a) Air Products & Chemicals, Inc 880,713
1,720 Albemarle Corp 232,252
3,744 Alcoa Corp 195,212
2,987 (a) Almonty Industries, Inc 49,465
188 (a) Alpha Metallurgical Resources, Inc 31,009
6,358 Amcor plc 275,619
6,954 AngloGold Ashanti PLC 562,509
939 Aptargroup, Inc 117,563
1,615 Ardagh Metal Packaging S.A. 7,655
625 Ashland, Inc 41,181
767 (a),(b) ASP Isotopes, Inc 4,771
821 (a) Aspen Aerogels, Inc 5,205
558 Aura Minerals, Inc 35,126
998 Avery Dennison Corp 162,025
1,490 Avient Corp 55,070
3,004 (a) Axalta Coating Systems Ltd 102,797
457 Balchem Corp 77,210
3,677 Ball Corp 229,445
520 Cabot Corp 47,226
235 (b) Caledonia Mining Corp plc 4,488
1,299 Celanese Corp (Series A) 59,754
831 (a) Century Aluminum Co 38,234
2,025 CF Industries Holdings, Inc 219,226
2,145 Chemours Co 44,015
261 (a) Clearwater Paper Corp 4,092
7,384 (a) Cleveland-Cliffs, Inc 69,336
14,107 Coeur Mining, Inc 230,226
1,719 Commercial Metals Co 107,867
532 (a) Compass Minerals International, Inc 16,561
1,802 (a) Constellium SE 57,430
9,252 Corteva, Inc 783,552
9,120 CRH plc 975,840
1,713 (a),(b) Critical Metals Corp 17,558
1,481 Crown Holdings, Inc 165,605
1,053 (a) Dakota Gold Corp 4,486
9,883 Dow, Inc 270,399
1,946 (a) DuPont de Nemours, Inc 263,955
491 Eagle Materials, Inc 110,475
1,608 Eastman Chemical Co 107,704

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
3,396 Ecolab, Inc $ 946,160
868 (a) Ecovyst, Inc 10,807
3,499 Element Solutions, Inc 167,077
1,510 (b) FMC Corp 17,365
19,697 Freeport-McMoRan, Inc (Class B) 1,238,744
3,855 Graphic Packaging Holding Co 40,747
395 Greif, Inc (Class A) 29,424
87 (b) Greif, Inc (Class B) 8,138
784 H.B. Fuller Co 45,699
284 Hawkins, Inc 40,356
9,435 Hecla Mining Co 145,582
3,269 Huntsman Corp 34,717
292 (a) Ingevity Corp 21,804
373 Innospec, Inc 30,358
3,520 International Flavors & Fragrances, Inc 278,854
7,433 International Paper Co 283,197
149 (a) Intrepid Potash, Inc 4,884
806 (a) Ivanhoe Electric, Inc 7,746
2,244 (a) James Hardie Industries plc 58,748
261 Kaiser Aluminum Corp 51,059
749 (a) Knife River Corp 62,654
315 Koppers Holdings, Inc 14,144
357 Kronos Worldwide, Inc 2,260
6,348 Linde plc 3,294,231
542 (a) LSB Industries, Inc 5,859
3,575 LyondellBasell Industries NV 188,224
822 Martin Marietta Materials, Inc 474,047
300 Materion Corp 89,217
702 (a) McEwen, Inc 12,727
402 Minerals Technologies, Inc 29,736
3,748 Mosaic Co 79,420
1,975 (a),(b) MP Materials Corp 110,620
371 Myers Industries, Inc 13,100
95 NewMarket Corp 75,168
14,694 Newmont Goldcorp Corp 1,372,420
3,868 (a) Novagold Resources, Inc 23,092
3,034 Nucor Corp 675,824
2,284 (a) O-I Glass, Inc 21,995
1,412 Olin Corp 27,986
1,050 (a) Orion S.A. 6,961
1,266 Packaging Corp of America 301,662
1,684 (a) Perimeter Solutions, Inc 60,035
657 (a) Perpetua Resources Corp 13,639
3,116 PPG Industries, Inc 377,940
1,897 (a),(b) PureCycle Technologies, Inc 15,385
201 Quaker Chemical Corp 31,933
376 (a) Ramaco Resources, Inc 4,974
564 (a) Ranpak Holdings Corp 4,123
877 (a) Rayonier Advanced Materials, Inc 6,893
673 Reliance Steel & Aluminum Co 251,433
1,171 Royal Gold, Inc 233,743
1,793 RPM International, Inc 199,292
550 Ryerson Holding Corp 13,536
1,019 Schweitzer-Mauduit International, Inc 7,714
716 Scotts Miracle-Gro Co (Class A) 48,767
579 Sensient Technologies Corp 71,385
3,221 Sherwin-Williams Co 1,109,055
1,204 Silgan Holdings, Inc 55,854
7,191 Smurfit WestRock plc 332,656
2,261 Solstice Advanced Materials, Inc 200,325
1,347 Sonoco Products Co 75,903
1,267 Southern Copper Corp 220,787

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
2,432 (a) SSR Mining, Inc $ 68,777
1,928 Steel Dynamics, Inc 442,399
410 Stepan Co 22,845
1,010 SunCoke Energy, Inc 8,131
31 (a) Sylvamo Corp 1,172
717 (a) TimkenSteel Corp 13,401
394 (a) Tredegar Corp 3,136
716 Trimas Corp 32,241
1,767 Tronox Holdings plc 11,132
150 United States Lime & Minerals, Inc 15,701
1,645 (a),(b) US Antimony Corp 11,943
2,724 (a),(b) USA Rare Earth, Inc 58,784
1,785 Vulcan Materials Co 526,593
816 Warrior Met Coal, Inc 66,227
327 Westlake Chemical Corp 23,871
702 Worthington Steel, Inc 23,573
TOTAL MATERIALS 21,680,132
MEDIA & ENTERTAINMENT - 8.3%
39 (a),(b) Advantage Solutions, Inc 1,686
65,458 Alphabet, Inc 23,128,275
80,218 Alphabet, Inc (Class A) 28,667,507
2,686 (a),(b) Altice USA, Inc 3,895
4,333 (a) AMC Entertainment Holdings, Inc 8,233
543 (a),(b) AMC Networks, Inc 5,419
710 (a) Angi, Inc 4,225
632 (a) Atlanta Braves Holdings, Inc 32,801
170 (a),(b) Atlanta Braves Holdings, Inc 9,573
380 (a) Boston Omaha Corp 5,183
1,441 (a) Bumble, Inc 4,611
92 (a) Cable One, Inc 4,886
1,012 (a) Cargurus, Inc 34,499
1,131 (a) Cars.com, Inc 12,373
1,110 (a) Charter Communications, Inc 157,853
1,232 Cinemark Holdings, Inc 39,091
5,253 (a) Clear Channel Outdoor Holdings, Inc 12,712
17 (a) Daily Journal Corp 10,220
1,815 (a) DoubleVerify Holdings, Inc 19,675
1,719 (a) EchoStar Corp (Class A) 174,479
3,447 Electronic Arts, Inc 706,773
1,005 Entravision Communications Corp (Class A) 13,105
249 (a) EverQuote, Inc 5,924
3,048 Fox Corp (Class A) 158,984
2,154 Fox Corp (Class B) 100,893
387 (a),(b) fuboTV, Inc 3,560
2,328 (a) Gannett Co, Inc 19,904
1,547 Gray Television, Inc 6,142
307 (a) Grindr, Inc 4,412
874 (a) IAC, Inc 40,344
902 (a) IMAX Corp 35,954
693 (a) John Wiley & Sons, Inc (Class A) 33,617
1,489 (a) Liberty Broadband Corp 49,524
103 (a) Liberty Broadband Corp (Class A) 3,428
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 34,841
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 285,420
2,655 (a) Lionsgate Studios Corp 40,648
2,147 (a) Live Nation, Inc 393,137
585 (a) Madison Square Garden Entertainment Corp 47,321
221 (a) Madison Square Garden Sports Corp 88,807
2,210 (a) Magnite, Inc 41,946
294 Marcus Corp 6,897
3,476 (a) Match Group, Inc 132,262
278 (a) MediaAlpha, Inc 3,494

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
30,262 Meta Platforms, Inc $ 17,046,282
57,763 (a) Netflix, Inc 4,124,278
2,321 New York Times Co (Class A) 162,424
5,430 News Corp (Class A) 134,827
1,096 News Corp (Class B) 30,754
338 Nexstar Media Group, Inc 60,363
1,900 (a) Nextdoor Holdings, Inc 4,313
703 (a) NIQ Global Intelligence PLC 6,573
3,897 Omnicom Group, Inc 283,819
6,741 (a) Pinterest, Inc 141,763
896 Playtika Holding Corp 3,333
683 (a) PubMatic, Inc 8,961
1,085 (a) QuinStreet, Inc 15,895
1,837 (a) Reddit, Inc 318,866
378 (a) Reservoir Media, Inc 3,738
8,787 (a) ROBLOX Corp 477,837
1,784 (a) Roku, Inc 246,442
810 (a),(b) RUM Group, Inc 5,135
438 Scholastic Corp 20,148
366 Shutterstock, Inc 5,106
862 Sinclair, Inc 12,284
2,484 Sirius XM Holdings, Inc 73,377
373 (a) Sphere Entertainment Co 64,540
2,174 (a) Spotify Technology S.A. 998,149
1,314 (a),(b) Stagwell, Inc 9,763
176 (a) Starz Entertainment Corp 5,079
2,999 (a) Stubhub Holdings, Inc 38,597
2,519 (a) Take-Two Interactive Software, Inc 629,700
378 (a),(b) TechTarget, Inc 1,361
907 TKO Group Holdings, Inc 182,588
1,758 (a) TripAdvisor, Inc 24,102
1,426 (a),(b) Trump Media & Technology Group Corp 11,037
2,059 Versant Media Group, Inc 74,145
24,569 Walt Disney Co 2,364,766
33,121 (a) Warner Bros Discovery, Inc 883,006
1,209 (a) Yelp, Inc 29,645
795 (a) Ziff Davis, Inc 41,634
1,228 (a) ZipRecruiter, Inc 4,605
4,927 (a) ZoomInfo Technologies, Inc 14,436
TOTAL MEDIA & ENTERTAINMENT 83,158,204
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
1,510 (a) 10X Genomics, Inc 57,893
684 (a) 4D Molecular Therapeutics, Inc 9,097
24,376 AbbVie, Inc 6,133,977
1,857 (a) Absci Corp 21,523
2,077 (a) Acadia Pharmaceuticals, Inc 52,548
2,888 (a) Adaptive Biotechnologies Corp 61,948
3,230 (a) ADMA Biologics, Inc 27,035
3,890 Agilent Technologies, Inc 516,709
1,081 (a) Agios Pharmaceuticals, Inc 40,116
3,465 (a) Akebia Therapeutics, Inc 3,950
1,021 (a) Alector, Inc 2,052
2,120 (a) Alkermes plc 111,077
1,319 (a) Allogene Therapeutics, Inc 2,743
1,780 (a) Alnylam Pharmaceuticals, Inc 535,833
827 (a) Altimmune, Inc 2,514
524 (a) Alumis, Inc 14,745
7,448 Amgen, Inc 2,697,070
2,013 (a) Amneal Pharmaceuticals, Inc 34,845
552 (a) Amphastar Pharmaceuticals, Inc 11,139
1,055 (a) Amylyx Pharmaceuticals, Inc 18,948
305 (a) AnaptysBio, Inc 20,587

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,126 (a),(b) Anavex Life Sciences Corp $ 2,916
258 (a) ANI Pharmaceuticals, Inc 21,357
216 (a) Anika Therapeutics, Inc 3,160
1,130 (a) Annexon, Inc 6,452
655 (a) Apogee Therapeutics, Inc 86,938
1,513 (a) Arbutus Biopharma Corp 7,262
607 (a),(b) Arcturus Therapeutics Holdings, Inc 4,079
799 (a) Arcus Biosciences, Inc 24,633
1,658 (a) Arcutis Biotherapeutics, Inc 43,473
3,415 (a) Ardelyx, Inc 17,416
437 (a) ArriVent Biopharma, Inc 15,181
1,723 (a) Arrowhead Pharmaceuticals, Inc 140,442
552 (a),(b) ARS Pharmaceuticals, Inc 4,422
937 (a) Arvinas, Inc 7,786
685 (a) Ascendis Pharma A.S. 182,703
4,301 (a) AtaiBeckley, Inc 22,666
1,067 (a) Atea Pharmaceuticals, Inc 4,962
158 (a) Atrium Therapeutics, Inc 2,125
338 (a) Aura Biosciences, Inc 2,400
2,219 (a) Aurinia Pharmaceuticals, Inc 37,656
565 (a) Avalo Therapeutics, Inc 10,441
10,369 (a) Avantor, Inc 102,653
533 (a) Axsome Therapeutics, Inc 130,462
1,068 (a) Beam Therapeutics, Inc 36,654
597 (a) Bicara Therapeutics, Inc 17,725
472 (a) BioAge Labs, Inc 11,569
3,246 (a) BioCryst Pharmaceuticals, Inc 32,460
2,023 (a) Biogen, Inc 437,089
1,167 (a) Biohaven Ltd 17,365
571 (a) BioLife Solutions, Inc 16,125
2,848 (a) BioMarin Pharmaceutical, Inc 162,963
315 (a) Bio-Rad Laboratories, Inc (Class A) 92,487
2,406 Bio-Techne Corp 169,984
2,174 (a) Bridgebio Pharma, Inc 161,920
28,191 Bristol-Myers Squibb Co 1,624,365
894 (a) Brooks Automation, Inc 22,815
1,736 Bruker BioSciences Corp 104,472
2,009 (a),(b) Candel Therapeutics, Inc 20,693
787 (a) Capricor Therapeutics, Inc 18,951
831 (a) CareDx, Inc 23,683
1,274 (a) Caris Life Sciences, Inc 22,703
2,132 (a) Catalyst Pharmaceuticals, Inc 67,009
422 (a) Celcuity, Inc 44,150
777 (a) Celldex Therapeutics, Inc 28,912
991 (a) CG oncology, Inc 70,411
742 (a) Charles River Laboratories International, Inc 168,278
5,038 (a) Codexis, Inc 11,386
1,952 (a) Cogent Biosciences, Inc 75,542
773 (a) Collegium Pharmaceutical, Inc 27,983
1,591 (a) Compass Therapeutics, Inc 3,484
1,298 (a) Corcept Therapeutics, Inc 112,861
889 (a),(b) CorMedix, Inc 6,979
889 (a) Corvus Pharmaceuticals, Inc 13,282
1,198 (a) Crinetics Pharmaceuticals, Inc 44,829
1,068 (a) CRISPR Therapeutics AG. 58,249
670 (a) CryoPort, Inc 10,519
427 (a) Cullinan Oncology, Inc 7,776
1,861 (a) Cytek Biosciences, Inc 8,244
1,742 (a) Cytokinetics, Inc 148,401
717 (a) Damora Therapeutics, Inc 18,649
8,789 Danaher Corp 1,674,129
1,470 (a) Definium Therapeutics, Inc 69,149

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,799 (a) Denali Therapeutics, Inc $ 46,270
578 (a) Design Therapeutics, Inc 8,364
299 (a) Disc Medicine, Inc 21,869
1,256 (a) Dyne Therapeutics, Inc 27,896
1,121 (a) Edgewise Therapeutics, Inc 45,546
1,580 (a) Editas Medicine, Inc 5,119
6,682 (a) Elanco Animal Health, Inc 164,444
10,991 Eli Lilly & Co 13,182,935
301 (a) Enanta Pharmaceuticals, Inc 4,389
352 (a) Enliven Therapeutics, Inc 17,864
380 (a) Entrada Therapeutics, Inc 2,797
2,688 (a) Erasca, Inc 49,244
3,326 (a) Esperion Thereapeutics, Inc 10,510
437 (a) Eton Pharmaceuticals, Inc 15,819
533 (a),(b) Evolus, Inc 3,699
3,387 (a) Exelixis, Inc 184,287
625 (a) EyePoint Pharmaceuticals, Inc 8,937
305 (a) First Tracks Biotherapeutics, Inc 6,137
410 (a) Foghorn Therapeutics, Inc 2,001
1,498 (a) Fortrea Holdings, Inc 26,065
800 (a) Fulcrum Therapeutics, Inc 2,928
7,738 (a) Geron Corp 9,905
17,242 Gilead Sciences, Inc 2,178,354
537 (a) Ginkgo Bioworks Holdings, Inc 5,322
440 (a) GRAIL, Inc 30,039
1,384 (a) Halozyme Therapeutics, Inc 108,326
405 (a) Harmony Biosciences Holdings, Inc 14,746
367 (a),(b) Harrow Health, Inc 15,586
268 (a),(b) Heron Therapeutics, Inc 114
1,695 (a) Hyperliquid Strategies, Inc 13,340
1,134 (a) Ideaya Biosciences, Inc 42,264
2,135 (a) Illumina, Inc 375,397
5,195 (a),(b) ImmunityBio, Inc 45,482
800 (a) Immunome, Inc 16,952
892 (a) Immunovant, Inc 34,369
2,172 (a) Incyte Corp 246,218
1,524 (a) Indivior Pharmaceuticals, Inc 62,530
119 (a) Inhibrx Biosciences, Inc 11,275
1,186 (a) Innoviva, Inc 26,934
2,972 (a) Insmed, Inc 316,875
1,443 (a) Intellia Therapeutics, Inc 24,416
2,335 (a) Ionis Pharmaceuticals, Inc 185,142
3,405 (a),(b) Iovance Biotherapeutics, Inc 14,165
2,291 (a) IQVIA Holdings, Inc 442,667
5 (a),(b) Jade Biosciences, Inc 111
435 (a) Janux Therapeutics, Inc 6,682
780 (a) Jazz Pharmaceuticals plc 187,957
33,173 Johnson & Johnson 8,424,947
624 (a),(b) Kailera Therapeutics, Inc 13,747
281 (a) Keros Therapeutics, Inc 3,007
569 (a) Kiniksa Pharmaceuticals Ltd 36,388
557 (a) Kodiak Sciences, Inc 21,701
380 (a) Krystal Biotech, Inc 141,235
1,038 (a) Kura Oncology, Inc 11,387
841 (a) Kymera Therapeutics, Inc 96,437
969 (a) Larimar Therapeutics, Inc 2,955
164 (a),(b) LENZ Therapeutics, Inc 932
305 (a) Ligand Pharmaceuticals, Inc (Class B) 96,407
933 (a) Liquidia Corp 74,388
211 (a) Madrigal Pharmaceuticals, Inc 113,296
635 (a) Magenta Therapeutics, Inc 61,900
4,140 (a) MannKind Corp 17,636

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,760 (a) Maravai LifeSciences Holdings, Inc $ 10,982
303 (a),(b) Maze Therapeutics, Inc 9,042
402 (a) MBX Biosciences, Inc 22,190
354 (a) Medpace Holdings, Inc 187,475
1,264 (a) MeiraGTx Holdings plc 17,077
34,060 Merck & Co, Inc 4,376,710
49 Mesa Laboratories, Inc 4,878
287 (a) Mettler-Toledo International, Inc 366,645
1,942 (a) MiMedx Group, Inc 7,477
215 (a) Mineralys Therapeutics, Inc 5,801
638 (a) Mirum Pharmaceuticals, Inc 74,691
5,135 (a) Moderna, Inc 359,604
579 (a) Monte Rosa Therapeutics, Inc 14,012
1,296 (a) Myriad Genetics, Inc 7,400
1,833 (a) Natera, Inc 497,568
1,406 (a) Neurocrine Biosciences, Inc 236,960
1,017 (a),(b) Nkarta, Inc 2,878
1,714 (a),(b) Novavax, Inc 16,146
774 (a) Nurix Therapeutics, Inc 18,777
722 (a) Nuvalent, Inc 89,167
4,693 (a) Nuvation Bio, Inc 26,656
2,421 (a) Ocular Therapeutix, Inc 23,774
486 (a) Olema Pharmaceuticals, Inc 6,080
1,954 (a),(b) Omeros Corp 18,583
115 (a),(c) OmniAb Operations, Inc 1
115 (a),(c) OmniAb Operations, Inc 1
1,497 (a) OmniAb, Inc 3,683
1,082 (a),(b) Organogenesis Holdings, Inc 2,629
2,757 Organon & Co 37,330
684 (a) ORIC Pharmaceuticals, Inc 7,408
535 (a) Oruka Therapeutics, Inc 50,916
686 (a) Pacira BioSciences, Inc 17,404
100 (a) Palvella Therapeutics, Inc 15,282
1,539 (a) PerkinElmer, Inc 171,229
1,306 Perrigo Co plc 13,569
78,389 Pfizer, Inc 1,887,607
326 (a),(b) Phathom Pharmaceuticals, Inc 3,537
293 Phibro Animal Health Corp 9,200
338 (a) Praxis Precision Medicines, Inc 113,159
4,045 (a),(b) Precigen, Inc 23,056
817 (a) Prestige Consumer Healthcare, Inc. 38,620
667 (a),(b) Prime Medicine, Inc 2,461
892 (a) Protagonist Therapeutics, Inc 109,341
672 (a) Prothena Corp plc 6,579
1,091 (a) PTC Therapeutics, Inc 88,993
3,143 QIAGEN NV 122,891
537 (a) Quanterix Corp 2,320
394 (a) Rapport Therapeutics, Inc 16,418
4,449 (a),(b) Recursion Pharmaceuticals, Inc 16,328
1,392 Regeneron Pharmaceuticals, Inc 867,968
696 (a) REGENXBIO, Inc 8,338
1,583 (a) Relay Therapeutics, Inc 29,618
754 (a) Repligen Corp 102,876
2,633 (a) REVOLUTION Medicines, Inc 493,108
818 (a) Rhythm Pharmaceuticals, Inc 90,823
246 (a) Rigel Pharmaceuticals, Inc 9,624
870 (a) Rocket Pharmaceuticals, Inc 2,975
6,735 (a) Roivant Sciences Ltd 238,352
5,695 Royalty Pharma plc 319,319
2,069 (a) Sana Biotechnology, Inc 7,221
1,450 (a) Sarepta Therapeutics, Inc 26,056
1,798 (a) Savara, Inc 11,076

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,501 (a) Scholar Rock Holding Corp $ 82,555
2,376 (a),(b) SELLAS Life Sciences Group, Inc 35,070
297 (a) Septerna, Inc 9,947
842 SIGA Technologies, Inc 3,065
228 (a) Sionna Therapeutics, Inc 10,030
3,421 (a) Sotera Health Co 60,723
1,000 (a) Spyre Therapeutics, Inc 88,780
622 (a) Stoke Therapeutics, Inc 20,352
1,658 (a) Summit Therapeutics, Inc 24,157
725 (a) Supernus Pharmaceuticals, Inc 33,720
1,070 (a) Syndax Pharmaceuticals, Inc 23,390
1,893 (a) Tango Therapeutics, Inc 59,175
501 (a) Tarsus Pharmaceuticals, Inc 31,533
4,750 (a) Taysha Gene Therapies, Inc 32,347
1,179 (a),(b) Tempus AI, Inc 68,299
2,027 (a) TG Therapeutics, Inc 111,363
1,031 (a) Theravance Biopharma, Inc 17,527
5,119 Thermo Fisher Scientific, Inc 2,566,462
1,139 (a),(c) Third Harmonic Bio, Inc 34
974 (a),(b) Tonix Pharmaceuticals Holding Corp 12,428
940 (a) Travere Therapeutics, Inc 53,401
983 (a) Trevi Therapeutics, Inc 18,333
941 (a) Twist Bioscience Corp 96,810
356 (a) Tyra Biosciences, Inc 11,371
1,344 (a) Ultragenyx Pharmaceutical, Inc 44,876
570 (a) United Therapeutics Corp 308,843
442 (a) Upstream Bio, Inc 3,059
424 (a) UroGen Pharma Ltd 15,603
819 (a) Vanda Pharmaceuticals, Inc 5,012
1,691 (a) Vaxcyte, Inc 98,298
550 (a) Vera Therapeutics, Inc 23,600
1,155 (a) Veracyte, Inc 67,833
292 (a) VeraDermics, Inc 35,898
796 (a) Vericel Corp 35,414
3,501 (a) Vertex Pharmaceuticals, Inc 1,739,052
16,135 Viatris, Inc 256,224
1,580 (a) Viking Therapeutics, Inc 61,636
1,193 (a) Vir Biotechnology, Inc 12,157
609 (a) Viridian Therapeutics, Inc 11,187
496 (a) Voyager Therapeutics, Inc 1,736
1,354 (a) Waters Corp 507,804
909 (a) WaVe Life Sciences Ltd 5,281
963 West Pharmaceutical Services, Inc 345,717
962 (a) Xencor, Inc 15,488
1,197 (a) Xenon Pharmaceuticals, Inc 72,251
3,180 (a) Xeris Biopharma Holdings, Inc 25,186
597 (a) Zevra Therapeutics, Inc 8,561
5,795 Zoetis, Inc 416,429
888 (a) Zymeworks, Inc 23,212
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 63,269,948
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
4,131 (a) CBRE Group, Inc 556,404
9,290 (a) Compass, Inc 114,546
6,012 (a) CoStar Group, Inc 170,260
3,367 (a) Cushman & Wakefield Ltd 45,084
1,235 eXp World Holdings, Inc 6,681
240 (a) Forestar Group, Inc 7,596
204 (a) FRP Holdings, Inc 5,098
342 (a) Howard Hughes Holdings, Inc 24,450
680 (a) Jones Lang LaSalle, Inc 210,766
406 Marcus & Millichap, Inc 12,655
252 (a) Maui Land & Pineapple Co, Inc 4,480

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
2,520 Newmark Group, Inc $ 38,077
12,650 (a) Opendoor Technologies, Inc 58,443
349 (a) Re/Max Holdings, Inc 3,441
1,246 (a),(b) Real Brokerage, Inc 2,268
497 (b) RMR Group, Inc 10,203
38 (a),(b) Seaport Entertainment Group, Inc 1,011
747 St. Joe Co 46,785
268 (a) Tejon Ranch Co 5,012
181 (a) Transcontinental Realty Investors, Inc 8,324
567 (a) Zillow Group, Inc (Class A) 17,787
2,204 (a) Zillow Group, Inc (Class C) 69,470
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,418,841
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.1%
759 (a) ACM Research, Inc 96,310
22,393 (a) Advanced Micro Devices, Inc 13,008,318
407 (a) Aehr Test Systems 39,096
1,615 (a) Allegro MicroSystems, Inc 112,436
441 (a) Alpha & Omega Semiconductor Ltd 20,873
567 (a) Ambarella, Inc 48,649
250 (a) Ambiq Micro, Inc 22,075
1,705 Amkor Technology, Inc 147,022
6,720 Analog Devices, Inc 2,668,982
10,931 Applied Materials, Inc 7,903,113
2,108 (a) Astera Labs, Inc 1,018,206
510 (a) Axcelis Technologies, Inc 96,619
839 (a) AXT, Inc 60,475
64,045 Broadcom, Inc 24,192,999
333 (a) Ceva, Inc 15,704
616 (a) Cirrus Logic, Inc 91,494
772 (a) Cohu, Inc 57,059
2,268 (a) Credo Technology Group Holding Ltd 616,783
618 (a) Diodes, Inc 67,634
1,522 (a) Enphase Energy, Inc 74,943
2,001 Entegris, Inc 359,900
1,375 (a) First Solar, Inc 324,445
1,150 (a) Formfactor, Inc 183,919
1,871 (a) Freyr Battery, Inc 17,737
1,736 GLOBALFOUNDRIES, Inc 143,064
434 (a) Ichor Holdings Ltd 48,730
346 (a) Impinj, Inc 49,558
2,044 (a),(b) indie Semiconductor, Inc 9,178
60,372 (a) Intel Corp 8,429,742
18,008 KLA Corp 5,433,194
777 Kulicke & Soffa Industries, Inc 103,932
17,205 Lam Research Corp 7,455,443
1,951 (a) Lattice Semiconductor Corp 298,425
926 (a) MACOM Technology Solutions Holdings, Inc 352,223
12,008 Marvell Technology, Inc 3,577,063
1,137 (a) MaxLinear, Inc 145,570
7,262 Microchip Technology, Inc 662,294
15,519 Micron Technology, Inc 17,913,427
969 MKS Instruments, Inc 431,011
652 Monolithic Power Systems, Inc 901,299
1,749 (a) Navitas Semiconductor Corp 31,342
85 NVE Corp 8,887
321,150 Nvidia Corp 64,258,905
5,410 (a) ON Semiconductor Corp 511,461
649 (a) Onto Innovation, Inc 245,614
409 (a) PDF Solutions, Inc 28,953
592 (a) Penguin Solutions, Inc 44,998
1,020 (a) Photronics, Inc 33,181
753 Power Integrations, Inc 63,071

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
2,919 Qnity Electronics, Inc $ 476,702
1,161 (a) Qorvo, Inc 108,286
14,525 QUALCOMM, Inc 2,684,075
1,355 (a) Rambus, Inc 179,863
4,628 (a),(b) Rigetti Computing, Inc 89,413
1,200 (a) Semtech Corp 194,220
381 (a) Silicon Laboratories, Inc 83,271
306 (a) SiTime Corp 228,141
106 (a) SkyWater Technology, Inc 3,691
1,989 Skyworks Solutions, Inc 134,854
653 (a) Synaptics, Inc 81,122
2,166 Teradyne, Inc 1,047,997
12,564 Texas Instruments, Inc 3,744,951
604 (a) Ultra Clean Holdings 86,124
681 Universal Display Corp 58,968
729 (a) Veeco Instruments, Inc 55,258
388 (a),(b) Wolfspeed, Inc 18,721
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 171,701,013
SOFTWARE & SERVICES - 8.3%
1,702 (a) 8x8, Inc 2,910
978 A10 Networks, Inc 36,538
8,591 Accenture plc 1,069,064
1,575 (a) ACI Worldwide, Inc 79,207
1,587 Adeia, Inc 52,260
5,647 (a) Adobe, Inc 1,157,748
400 (a) Agilysys, Inc 41,800
1,984 (a) Akamai Technologies, Inc 234,529
790 (a) Alarm.com Holdings, Inc 36,909
641 (a),(b) Alkami Technology, Inc 11,615
1,524 Amdocs Ltd 77,023
894 (a) Amplitude, Inc 6,839
306 (a) Appfolio, Inc 49,067
674 (a) Appian Corp 15,435
3,506 (a) Applied Digital Corp 130,774
3,324 (a) AppLovin Corp 1,712,624
470 (a) Arteris, Inc 22,837
1,411 (a) Asana, Inc 9,877
777 (a) ASGN, Inc 13,885
2,345 (a) Atlassian Corp Ltd 182,418
16,580 (a) Aurora Innovation, Inc 113,076
2,969 (a) Autodesk, Inc 577,233
2,036 (a) AvePoint, Inc 22,824
1,862 Bentley Systems, Inc 55,655
3,982 (a),(b) BigBear.ai Holdings, Inc 14,614
1,087 (a) BigCommerce Holdings, Inc 3,217
1,385 (a) BILL Holdings, Inc 50,082
4,938 (a),(b) Bit Digital, Inc 8,888
1,235 (a) Bitdeer Technologies Group 19,599
7,759 BitMine Immersion Technologies, Inc 103,272
538 (a) Blackbaud, Inc 15,936
875 (a) BlackLine, Inc 24,561
4,515 (a) Blend Labs, Inc 7,721
2,369 (a) Box, Inc 62,873
862 (a) Braze, Inc 18,697
1,519 (a),(b) C3.ai, Inc 13,808
3,787 (a) Cadence Design Systems, Inc 1,421,337
6,392 (a) CCC Intelligent Solutions Holdings, Inc 32,983
664 (a) Cerence, Inc 7,516
4,561 (a) Cipher Mining, Inc 111,744
2,462 (a) Circle Internet Group, Inc 154,195
3,480 (a) Cleanspark, Inc 50,634
1,277 Clear Secure, Inc 71,167

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
4,404 (a) Cloudflare, Inc $ 1,080,213
6,531 Cognizant Technology Solutions Corp (Class A) 252,946
679 (a) Commvault Systems, Inc 96,235
265 (a) Consensus Cloud Solutions, Inc 10,110
3,902 (a) Core Scientific, Inc 99,852
4,789 (a) CoreWeave, Inc 476,697
3,455 (a) Crowdstrike Holdings, Inc 2,636,649
430 (a) CS Disco, Inc 1,625
4,522 (a) Datadog, Inc 1,177,348
348 (a) Digimarc Corp 2,861
1,549 (a) Digital Turbine, Inc 19,982
1,116 (a) DigitalOcean Holdings, Inc 175,245
2,984 (a) DocuSign, Inc 132,549
895 Dolby Laboratories, Inc (Class A) 47,059
549 (a) Domo, Inc 1,718
1,582 (a) Dropbox, Inc 43,458
4,962 (a),(b) D-Wave Quantum, Inc 119,038
2,153 (a) DXC Technology Co 19,054
4,449 (a) Dynatrace, Inc 195,356
543 (a) eGain Corp 3,421
1,268 (a) Elastic NV 72,301
718 (a) EPAM Systems, Inc 56,973
472 (a),(b) EverCommerce, Inc 4,748
311 (a) Fair Isaac Corp 371,577
1,817 (a) Fastly, Inc 33,360
2,934 (a) Figma, Inc 53,076
1,139 (a) Five9, Inc 24,283
8,344 (a) Fortinet, Inc 1,281,805
3,124 (a) Freshworks, Inc 31,615
898 (a) Gartner, Inc 116,399
7,650 Gen Digital, Inc 190,408
1,859 (a) Gitlab, Inc 56,755
671 (a) Globant S.A. 19,419
1,888 (a) GoDaddy, Inc 160,253
699 (a) Grid Dynamics Holdings, Inc 3,970
1,136 (a) Guidewire Software, Inc 139,785
450 Hackett Group, Inc 4,846
734 (a) HubSpot, Inc 133,962
1,256 (a) Hut 8 Corp 144,999
280 (a) I3 Verticals, Inc 5,981
112 (a) IBEX Holdings Ltd 3,401
412 Information Services Group, Inc 1,693
596 (a) Intapp, Inc 15,025
322 InterDigital, Inc 91,168
12,953 International Business Machines Corp 3,642,513
3,726 Intuit, Inc 972,486
4,446 (a) IREN Ltd 203,316
1,466 (a) JFrog Ltd 133,230
1,692 (a) Kaltura, Inc 2,200
7,928 (a) Keel Infrastructure Corp 45,507
1,913 (a) Klaviyo, Inc 28,886
3,355 (a) Kyndryl Holdings, Inc 37,945
197 (a),(b) Life360, Inc 10,906
1,208 (a) LiveRamp Holdings, Inc 45,469
782 (a) Manhattan Associates, Inc 108,893
4,895 (a),(b) Marathon Digital Holdings, Inc 67,992
102,281 Microsoft Corp 38,152,859
4,355 (a) MicroStrategy, Inc (Class A) 378,580
781 (a) Mitek Systems, Inc 15,722
1,102 (a) MongoDB, Inc 370,162
1,055 (a) N-able, Inc 3,872
1,156 (a) nCino OpCo, Inc 18,901

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
2,313 (a) NCR Corp $ 18,897
1,555 (a),(b) NextNav, Inc 27,726
3,653 (a) Nutanix, Inc 186,157
2,287 (a) Okta, Inc 312,061
634 OneSpan, Inc 9,098
365 (a) Ooma, Inc 7,015
23,595 Oracle Corp 3,457,847
1,327 (a) PagerDuty, Inc 12,806
30,571 (a) Palantir Technologies, Inc 3,566,719
11,089 (a) Palo Alto Networks, Inc 3,781,571
404 (a) PAR Technology Corp 7,038
1,496 (b) Pegasystems, Inc 44,835
407 (a) Porch Group, Inc 6,121
1,625 (a) Procore Technologies, Inc 66,007
766 (a) Progress Software Corp 25,722
1,551 (a) PTC, Inc 176,209
877 (a) Q2 Holdings, Inc 42,184
489 (a) Qualys, Inc 67,233
930 (a) Rapid7, Inc 7,533
764 (a),(b) REalloys, Inc 11,040
175 (a) Red Violet, Inc 11,151
1,545 (a) Rimini Street, Inc 6,582
1,417 RingCentral, Inc 55,235
4,615 (a) Riot Platforms, Inc 126,359
1,408 (a) Roper Industries, Inc 476,453
1,897 (a) Rubrik, Inc 152,291
536 (a),(b) SailPoint, Inc 7,847
10,943 Salesforce, Inc 1,714,330
4,732 (a) Samsara, Inc 153,459
3,816 (a) SentinelOne, Inc 64,758
14,129 (a) ServiceNow, Inc 1,402,727
825 (a) ServiceTitan, Inc 58,336
4,659 (a) Snowflake, Inc 1,185,715
5,166 (a),(b) SoundHound AI, Inc 33,424
1,168 (a) Sprinklr, Inc 6,027
904 (a) Sprout Social, Inc 6,825
599 (a) SPS Commerce, Inc 34,245
2,564 (a) Synopsys, Inc 1,143,723
1,778 (a) Tenable Holdings, Inc 65,573
1,844 (a) Teradata Corp 63,895
4,976 (a) Terawulf, Inc 122,907
380 (a) Thryv Holdings, Inc 1,497
6,568 (a) Trade Desk, Inc 118,749
3,286 (a) Trimble Inc 168,177
256 (a),(b) TSS, Inc 3,149
143 (a),(b) Tucows, Inc 1,926
2,036 (a) Twilio, Inc 420,088
620 (a) Tyler Technologies, Inc 181,325
6,303 (a),(b) UiPath, Inc 68,514
1,098 (a) Unisys Corp 4,019
4,707 (a) Unity Software, Inc 134,526
1,710 (a) Varonis Systems, Inc 71,752
1,121 VeriSign, Inc 281,999
823 (a) Vertex, Inc 9,448
709 (a) Via Transportation, Inc 12,861
945 (a) Viant Technology, Inc 11,964
514 (a) Weave Communications, Inc 3,079
2,830 (a) Workday, Inc 346,449
767 (a) Workiva, Inc 37,207
634 (a) Xperi, Inc 5,218
1,753 (a) Yext, Inc 8,186
2,537 (a) Zeta Global Holdings Corp 49,928

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
3,559 (a) Zoom Video Communications, Inc $ 307,177
1,377 (a) Zscaler, Inc 194,364
TOTAL SOFTWARE & SERVICES 82,920,931
TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
380 (a) 908 Devices, Inc 3,306
806 (a) ADTRAN Holdings, Inc 11,203
564 Advanced Energy Industries, Inc 210,299
391 (a) Aeva Technologies, Inc 11,230
16,985 Amphenol Corp (Class A) 2,994,795
199,044 Apple, Inc 57,595,372
1,062 (a) Applied Optoelectronics, Inc 157,346
14,396 (a) Arista Networks, Inc 2,445,592
1,538 (a) Arlo Technologies, Inc 20,732
700 (a) Arrow Electronics, Inc 149,387
170 (a) Aviat Networks, Inc 3,774
1,087 Avnet, Inc 96,547
438 Badger Meter, Inc 64,990
126 (a) Bel Fuse, Inc (Class B) 41,963
636 Belden CDT, Inc 76,263
484 Benchmark Electronics, Inc 47,756
909 (a) Calix, Inc 33,924
1,759 CDW Corp 247,386
1,944 (a) Ciena Corp 953,649
54,393 Cisco Systems, Inc 6,389,002
153 (a) Clearfield, Inc 6,088
2,269 Cognex Corp 164,321
2,442 (a) Coherent Corp 963,296
1,818 CommScope Holding Co, Inc 23,234
2,462 (b) CompoSecure, Inc 39,023
10,920 Corning, Inc 2,789,296
426 (a) Corsair Gaming, Inc 4,119
775 Crane NXT Co 39,649
485 CTS Corp 31,617
610 (a) Daktronics, Inc 11,932
4,143 Dell Technologies, Inc 1,787,539
361 (a) Diebold Nixdorf, Inc 30,692
400 (a) Digi International, Inc 29,980
830 (a) Eastman Kodak Co 7,677
404 ePlus, Inc 33,625
1,500 (a) Evolv Technologies Holdings, Inc 8,700
1,698 (a) Extreme Networks, Inc 54,964
745 (a) F5 Networks, Inc 309,890
496 (a) Fabrinet 278,792
4,974 (a) Flextronics International Ltd 806,136
1,454 (a) Harmonic, Inc 23,744
18,398 Hewlett Packard Enterprise Co 829,934
12,343 HP, Inc 270,805
1,580 (a) Infleqtion, Inc 21,046
604 Ingram Micro Holding Corp 16,568
463 (a) Insight Enterprises, Inc 56,393
4,754 (a),(b) IonQ, Inc 253,198
354 (a) IPG Photonics Corp 41,531
678 (a) Itron, Inc 58,667
1,454 Jabil Inc 560,488
2,391 (a) Keysight Technologies, Inc 837,017
548 (a) Kimball Electronics, Inc 14,029
1,352 (a) Knowles Corp 56,081
743 (a) LightPath Technologies, Inc 12,148
2,161 (a),(b) Lightwave Logic, Inc 20,443
375 Littelfuse, Inc 170,749
983 (a) Lumentum Holdings, Inc 843,473
569 (a) Methode Electronics, Inc 10,794

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
2,874 (a) Mirion Technologies, Inc $ 51,531
2,284 Motorola Solutions, Inc 948,522
533 Napco Security Technologies, Inc 20,243
2,753 NetApp, Inc 426,054
505 (a) Netgear, Inc 11,792
1,389 (a) Netscout Systems, Inc 60,491
829 (a) nLight, Inc 57,715
592 (a) Novanta, Inc 96,046
6,558 (a),(b) Ondas Holdings, Inc 54,038
280 (a) OSI Systems, Inc 61,236
679 (a) Ouster, Inc 42,451
196 PC Connection, Inc 14,306
364 (a) Plexus Corp 109,444
1,393 (a) Powerfleet, Inc 5,335
4,294 (a) Pure Storage, Inc 338,324
2,773 (a),(b) Quantum Computing, Inc 26,898
1,657 Ralliant Corp 122,005
1,053 (a) Ribbon Communications, Inc 2,464
262 (a) Rogers Corp 42,897
2,003 (a) SanDisk Corp 4,554,281
700 (a) Sanmina Corp 177,156
463 (a) Scansource, Inc 24,118
7,411 (a) Super Micro Computer, Inc 217,365
997 TD SYNNEX Corp 266,538
634 (a) Teledyne Technologies, Inc 422,815
1,439 (a) TTM Technologies, Inc 269,122
301 (a) Turtle Beach Corp 3,747
52 Ubiquiti, Inc 27,770
615 (a),(b) Unusual Machines, Inc 13,715
1,868 (a) Viasat, Inc 167,765
3,183 (a) Viavi Solutions, Inc 151,988
1,657 Vishay Intertechnology, Inc 89,113
164 (a) Vishay Precision Group, Inc 24,585
2,108 Vontier Corp 61,132
4,653 Western Digital Corp 2,971,964
2,215 (b) Xerox Holdings Corp 6,933
725 (a) Zebra Technologies Corp (Class A) 190,864
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 95,204,957
TELECOMMUNICATION SERVICES - 0.9%
155 (a) Anterix, Inc 15,956
3,524 (a),(b) AST SpaceMobile, Inc 313,143
93,265 AT&T, Inc 1,930,586
251 ATN International, Inc 6,649
378 (a) Bandwidth, Inc 23,927
772 Cogent Communications Group, Inc 10,715
48,500 Comcast Corp (Class A) 1,190,675
701 (a) Globalstar, Inc 56,984
987 (a) Gogo, Inc 3,060
350 IDT Corp 20,356
1,551 Iridium Communications, Inc 85,072
20 (a),(b) Liberty Capital Corp 438
297 (a) Liberty Capital Corp 6,403
2,326 (a) Liberty Global Ltd 26,447
2,448 (a) Liberty Global Ltd 26,928
681 (a) Liberty Latin America Ltd (Class A) 5,339
2,483 (a) Liberty Latin America Ltd (Class C) 19,343
14,080 (a) Lumen Technologies, Inc 108,134
1,285 (b) Millicom International Cellular S.A. 116,627
869 Shenandoah Telecom Co 13,105
7,284 (a) Space Exploration Technologies Corp 1,244,544
319 Spok Holdings, Inc 3,267
1,219 Telephone and Data Systems, Inc 45,115

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
6,673 T-Mobile US, Inc $ 1,119,262
2,207 (a) Uniti Group, Inc 25,314
57,277 Verizon Communications, Inc 2,425,108
TOTAL TELECOMMUNICATION SERVICES 8,842,497
TRANSPORTATION - 1.4%
1,857 (a) Alaska Air Group, Inc 96,935
327 (a) Allegiant Travel Co 38,455
141 (a),(b) Amerco, Inc 9,227
9,378 (a) American Airlines Group, Inc 169,460
424 ArcBest Corp 60,861
258 (a),(b) Avis Budget Group, Inc 38,140
1,588 CH Robinson Worldwide, Inc 299,084
153 (a) Costamare Bulkers Holdings Ltd 2,687
767 Costamare, Inc 10,753
370 Covenant Logistics Group, Inc 16,347
25,744 CSX Corp 1,223,612
9,118 (a) Delta Air Lines, Inc 853,992
1,850 Expeditors International Washington, Inc 301,513
3,014 FedEx Corp 943,774
1,496 (a) FedEx Freight Holding Co, Inc 225,896
241 (a) Forward Air Corp 3,256
438 (a) Frontier Group Holdings, Inc 3,465
2,042 FTAI Infrastructure, Inc 9,475
497 Genco Shipping & Trading Ltd 12,316
1,764 (a) GXO Logistics, Inc 89,435
728 Heartland Express, Inc 11,080
2,161 (a),(b) Hertz Global Holdings, Inc 4,895
1,010 Hub Group, Inc (Class A) 44,228
1,035 JB Hunt Transport Services, Inc 299,560
5,315 (a) JetBlue Airways Corp 30,455
9,103 (a),(b) Joby Aviation, Inc 81,199
661 (a) Kirby Corp 89,876
2,176 Knight-Swift Transportation Holdings, Inc 169,445
505 Landstar System, Inc 104,439
5,632 (a) Lyft, Inc (Class A) 82,283
796 Marten Transport Ltd 13,811
320 Matson, Inc 61,514
3,045 Norfolk Southern Corp 957,926
2,565 Old Dominion Freight Line 555,579
136 (a) PAM Transportation Services, Inc 1,905
580 (a) Radiant Logistics, Inc 5,487
1,622 (a) RXO, Inc 44,751
449 Ryder System, Inc 118,433
1,291 Safe Bulkers, Inc 8,146
355 (a) Saia, Inc 149,512
932 Schneider National, Inc 34,046
547 (a) Skywest, Inc 54,333
6,225 Southwest Airlines Co 320,089
26,971 (a) Uber Technologies, Inc 1,946,227
1,390 U-Haul Holding Co 80,203
8,170 Union Pacific Corp 2,222,240
4,515 (a) United Airlines Holdings, Inc 613,995
10,157 United Parcel Service, Inc (Class B) 1,091,877
122 (b) Universal Truckload Services, Inc 1,806
1,147 (a) Werner Enterprises, Inc 50,021
1,569 (a) XPO, Inc 322,100
TOTAL TRANSPORTATION 13,980,144
UTILITIES - 2.2%
9,453 AES Corp 138,581
3,722 Alliant Energy Corp 283,951
3,655 Ameren Corp 413,161
7,532 American Electric Power Co, Inc 1,030,453

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
420 American States Water Co $ 34,705
2,558 American Water Works Co, Inc 336,582
2,236 Atmos Energy Corp 385,196
1,127 Avista Corp 46,106
1,043 Black Hills Corp 77,599
1,571 Brookfield Infrastructure Corp 60,483
2,251 Brookfield Renewable Corp 83,557
829 (a) Cadiz, Inc 3,465
934 California Water Service Group 45,439
8,763 Centerpoint Energy, Inc 385,923
358 Chesapeake Utilities Corp 43,848
1,826 Clearway Energy, Inc (Class C) 62,413
4,154 CMS Energy Corp 317,781
5,075 Consolidated Edison, Inc 561,447
268 (a) Consolidated Water Co, Inc 7,906
4,415 Constellation Energy Corp 1,096,554
12,323 Dominion Energy, Inc 841,538
2,770 (a) DTE Energy Co 422,065
10,725 Duke Energy Corp 1,357,570
5,289 (a) Edison International 393,766
6,384 Entergy Corp 733,266
3,898 Essential Utilities, Inc 149,332
3,168 Evergy, Inc 273,810
5,408 Eversource Energy 390,836
13,861 Exelon Corp 646,200
7,852 FirstEnergy Corp 373,284
572 Genie Energy Ltd 8,265
765 (a) Global Water Resources, Inc 5,539
345 (a) Hallador Energy Co 6,000
2,154 (a) Hawaiian Electric Industries, Inc 29,144
772 Idacorp, Inc 116,804
2,999 MDU Resources Group, Inc 63,609
685 MGE Energy, Inc 55,855
240 Middlesex Water Co 13,478
1,443 (a),(b) Montauk Renewables, Inc 2,251
1,095 National Fuel Gas Co 84,545
1,382 New Jersey Resources Corp 77,447
28,811 NextEra Energy, Inc 2,528,741
6,256 NiSource, Inc 297,473
666 Northwest Natural Holding Co 32,674
812 NorthWestern Corp 58,155
2,698 NRG Energy, Inc 394,070
2,668 OGE Energy Corp 129,825
1,935 (a),(b) Oklo, Inc 101,259
919 ONE Gas, Inc 70,827
846 Ormat Technologies, Inc 92,129
525 Otter Tail Corp 47,239
30,418 PG&E Corp 511,631
1,604 Pinnacle West Capital Corp 171,628
1,358 PNM Resources, Inc 77,107
1,588 Portland General Electric Co 82,306
10,591 PPL Corp 384,983
6,840 Public Service Enterprise Group, Inc 555,134
250 (a) Pure Cycle Corp 2,677
191 (a) RGC Resources, Inc 4,565
9,001 Sempra Energy 834,483
216 (b) SJW Corp 13,126
15,536 Southern Co 1,486,951
992 Southwest Gas Holdings Inc 87,971
880 Spire, Inc 68,719
654 (a) Talen Energy Corp 251,306
3,105 UGI Corp 107,247

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
537 Unitil Corp $ 28,295
4,631 Vistra Corp 734,616
4,372 WEC Energy Group, Inc 510,518
8,595 Xcel Energy, Inc 690,178
203 York Water Co 6,222
TOTAL UTILITIES 21,821,809
TOTAL COMMON STOCKS
(Cost $189,961,338) 997,758,695
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
854 (c) Aduro Biotech, Inc 10/05/30 8
630 (a),(c) Arcellx, Inc 03/31/30 44
735 (c) AstraZeneca plc 02/19/30 228
854 (a),(c) Chinook Therapeutics, Inc 8
477 (a),(c) Inhibrx, Inc 06/30/27 309
1,048 (c) Novo Nordisk A.S. 06/30/31 681
145 (c) Tobira Therapeutics, Inc 12/31/28 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,287
TOTAL RIGHTS/WARRANTS
(Cost $1,272) 1,287
TOTAL LONG-TERM INVESTMENTS
(Cost $189,962,610) 997,759,982
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,305,396 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.660%(f) 2,305,396
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,305,396) 2,305,396
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.1%
$ 690,000 Federal Home Loan Bank (FHLB) 0 .000 08/03/26 687,615
TOTAL GOVERNMENT AGENCY DEBT 687,615
REPURCHASE AGREEMENTS - 0.5%
5,264,000 (g) Fixed Income Clearing Corporation 3 .650 07/01/26 5,264,000
TOTAL REPURCHASE AGREEMENTS 5,264,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,951,714) 5,951,615
TOTAL INVESTMENTS - 100.3%
(Cost $198,219,720) 1,006,016,993
OTHER ASSETS & LIABILITIES, NET - (0.3)% (2,586,624)
NET ASSETS - 100.0% $ 1,003,430,369
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,048,773.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $5,264,534 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 6/30/33, valued at $5,369,351.

See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 15 09/18/26  $ 5,652,069 $ 5,661,188 $ 9,119

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2026 (Unaudited)
22.1
Balanced
22.2
Core Bond
22.3
Core Equity
22.4
Growth Equity
ASSETS
Affiliated investments, at value
‡
$ 69,168,463 $ – $ – $ –
Long-term investments, at value
*†
– 211,850,813 227,490,203 197,217,913
Short-term investments, at value
#
75,000 4,933,000 195,000 –
Investments purchased with collateral from securities lending, at value (cost approximates value) – 905,233 – –
Cash 870 – 736 2
Cash denominated in foreign currencies
^
– – – –
Cash collateral at brokers for investments in futures contracts – – – –
Cash collateral at brokers for investments in mortgage dollar rolls – 1,960,000 – –
Unrealized appreciation on forward foreign currency contracts – 698 – –
Receivables:
Dividends – 1,056 107,694 21,906
Interest 8 1,748,942 20 –
Investments sold 195,153 4,077 432,965 1,011,755
Reclaims – – 2,194 11,884
Reimbursement from Adviser 5,325 7,657 27 22,135
Shares sold 1,965 2,626 61,135 2,004
Variation margin on futures contracts – – – –
Other 5,972 81,165 58,059 35,165
Total assets 69,452,756 221,495,267 228,348,033 198,322,764
LIABILITIES
Due to affiliates 1,130 1,233 1,228 1,223
Cash collateral due to broker – – – –
Cash overdraft – 55,129 – –
Borrowings – – – 10,802
Payables:
Management fees 5,658 53,767 83,865 73,077
Collateral from securities lending – 905,233 – –
Interest – – – 1
Investments purchased - regular settlement 201,016 – – –
Shares redeemed 45 187,733 410,693 331,551
Accrued expenses:
Custodian fees 6,300 104,067 14,584 18,968
Professional fees 6,378 18,084 6,703 10,858
Shareholder reporting expenses 8,644 14,978 4,919 11,148
Shareholder servicing agent fees 616 726 876 764
Trustees fees 6,045 81,093 56,089 32,664
Other 884 4,778 – –
Total liabilities 236,716 1,426,821 578,957 491,056
Net assets $ 69,216,040 $ 220,068,446 $ 227,769,076 $ 197,831,708
NET ASSETS CONSIST OF:
Paid-in capital $ 49,781,402 $ 234,928,273 $ 101,266,333 $ 55,116,687
Total distributable earnings (loss) 19,434,638 (14,859,827) 126,502,743 142,715,021
Net assets $ 69,216,040 $ 220,068,446 $ 227,769,076 $ 197,831,708
Shares outstanding 4,902,333 23,418,839 9,596,482 7,324,511
Net asset value per share $14.12 $9.40 $23.73 $27.01
*
Includes securities loaned of $ – $ 875,488 $ – $ –
‡
Affiliated investments, cost $ 51,855,798 $ – $ – $ –
†
Long-term investments, cost $ – $ 218,946,090 $ 133,803,104 $ 108,345,230
#
Short-term investments, cost $ 75,000 $ 4,933,000 $ 195,000 $ –
^
Cash denominated in foreign currencies, cost $ – $ – $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

22.5
International Equity
22.6
Large Cap
Responsible Equity
22.7
Large Cap Value
22.8
Money Market
22.9
Real Estate
Securities Select
23.01
Small Cap Equity
23.01
Stock Index
$ – $ – $ – $ – $ – $ – $ –
193,601,702 112,354,501 98,055,859 – 64,364,506 87,642,675 997,759,982
742,000 1,029,000 1,356,000 147,784,871 769,000 644,000 5,951,615
– – – – – 739,753 2,305,396
91 30 360 981 389 362 28,588
289,926 – – – – – –
– – – – – 777 –
– – – – – – –
– – – – – – –
77,163 44,977 48,625 – 231,439 42,743 474,194
75 104 137 339,976 78 65 534
156 – 20,759 – 11,090 – –
500,847 291 492 – – 138 5,532
109 1,534 2,937 3,516 16,266 3,823 –
3 1,003 115,484 570 810 536 29,308
– 4,800 – – – 3,000 36,000
66,995 29,519 45,556 468 57,335 42,270 296,617
195,279,067 113,465,759 99,646,209 148,130,382 65,450,913 89,120,142 1,006,887,766
1,211 1,180 1,173 1,713 1,165 1,165 1,527
– 27 – – – – 831
– – – – – – –
– – – – – – –
79,330 13,850 36,387 11,670 26,481 32,077 49,153
– – – – – 739,753 2,305,396
– – – – – – –
– – – 3,481,092 131,483 – 44
105,979 200,990 208,143 4,753,468 102,028 179,744 798,130
27,499 18,850 16,132 34,589 14,482 33,953 25,571
15,421 8,607 11,556 8,820 12,199 10,561 11,873
14,261 5,831 8,718 19,504 9,851 10,032 13,992
780 734 649 553 608 548 1,705
64,959 29,623 44,450 129 57,394 36,994 249,175
– 7,520 – – 2,591 – –
309,440 287,212 327,208 8,311,538 358,282 1,044,827 3,457,397
$ 194,969,627 $ 113,178,547 $ 99,319,001 $ 139,818,844 $ 65,092,631 $ 88,075,315 $ 1,003,430,369
$ 116,423,262 $ 45,972,948 $ 41,991,365 $ 139,801,621 $ 32,663,561 $ 46,168,007 $ 114,774,647
78,546,365 67,205,599 57,327,636 17,223 32,429,070 41,907,308 888,655,722
$ 194,969,627 $ 113,178,547 $ 99,319,001 $ 139,818,844 $ 65,092,631 $ 88,075,315 $ 1,003,430,369
14,841,547 4,688,698 4,165,559 139,785,566 4,272,160 4,455,798 17,350,466
$13.14 $24.14 $23.84 $1.00 $15.24 $19.77 $57.83
$ – $ – $ – $ – $ – $ 1,026,448 $ 5,048,773
$ – $ – $ – $ – $ – $ – $ –
$ 111,230,723 $ 64,772,458 $ 59,014,249 $ – $ 42,164,927 $ 62,998,463 $ 189,962,610
$ 742,000 $ 1,029,000 $ 1,356,000 $ 147,784,871 $ 769,000 $ 644,000 $ 5,951,714
$ 290,741 $ – $ – $ – $ – $ – $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2026 (Unaudited) 22.1 Balanced 22.2 Core Bond 22.3 Core Equity 22.4 Growth Equity
22.5 International
Equity
INVESTMENT INCOME
Affiliated income $ – $ – $ – $ 41,493 $ –
Dividends – 2,113 1,061,683 470,286 3,230,271
Interest 1,053 5,153,899 14,512 8,315 16,700
Securities lending income, net – 3,622 1,422 10 3,059
Tax withheld – (319) – – (350,869)
Total investment income 1,053 5,159,315 1,077,617 520,104 2,899,161
EXPENSES
Management fees 34,340 319,672 490,400 430,183 476,500
Shareholder servicing agent fees 828 1,062 1,254 1,096 1,131
Administrative service fees 3,826 4,494 4,489 4,452 4,456
Trustees fees 199 612 620 578 590
Custodian expenses 3,839 55,880 8,556 11,180 23,887
Overdraft expense 437 – 212 1,409 701
Professional fees 6,972 19,963 26,412 12,316 17,020
Shareholder reporting expenses 11,051 8,939 14,856 12,076 8,782
Other 5,131 816 4,107 4,189 5,474
Total expenses 66,623 411,438 550,906 477,479 538,541
Expenses reimbursed by the investment adviser (31,820) (37,772) – – –
Net expenses 34,803 373,666 550,906 477,479 538,541
Net investment income (loss) (33,750) 4,785,649 526,711 42,625 2,360,620
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments – (641,417) 9,032,871 34,423,629 693,491
Affiliated investments 1,035,627 – – – –
Futures contracts – – – – –
Forward foreign currency contracts – 57 – – –
Swap contracts – (11,976) – – –
Foreign currency transactions – (1,769) 50 (14,592) (20,114)
Net realized gain (loss) 1,035,627 (655,105) 9,032,921 34,409,037 673,377
Change in unrealized appreciation (depreciation) on:
Investments – (1,720,526) 5,571,967 (25,412,308) 11,445,001
Affiliated investments 2,554,399 – – – –
Futures contracts – – – – –
Forward foreign currency contracts – 706 – – –
Swap contracts – 8,275 – – –
Foreign currency translations – (156) (63) (279) (14,344)
Net change in unrealized appreciation (depreciation) 2,554,399 (1,711,701) 5,571,904 (25,412,587) 11,430,657
Net realized and unrealized gain (loss) 3,590,026 (2,366,806) 14,604,825 8,996,450 12,104,034
Net increase (decrease) in net assets from
operations $ 3,556,276 $ 2,418,843 $ 15,131,536 $ 9,039,075 $ 14,464,654

See Notes to Financial Statements

22.6 Large Cap
Responsible Equity
22.7 Large Cap
Value 22.8 Money Market
22.9 Real Estate
Securities Select
23.01 Small Cap
Equity 23.01 Stock Index
$ – $ 588 $ – $ 26,873 $ – $ –
666,915 795,945 – 886,502 760,562 5,438,340
18,357 8,792 2,617,745 11,952 25,654 129,097
– – – – 7,920 16,656
(512) – – (1,524) (1,917) (3,290)
684,760 805,325 2,617,745 923,803 792,219 5,580,803
78,877 212,691 70,388 155,807 179,874 283,797
996 886 845 811 749 2,775
4,305 4,291 4,882 4,241 4,265 5,656
295 272 374 149 227 2,743
9,993 17,883 25,271 7,633 17,711 14,491
– 130 – 13 12 –
9,487 12,463 10,931 12,908 11,321 18,113
7,140 3,813 9,790 10,868 7,137 11,137
12,516 5,143 2,854 7,181 6,345 10,542
123,609 257,572 125,335 199,611 227,641 349,254
(7,897) (11,556) (19,389) (21,902) (20,289) –
115,712 246,016 105,946 177,709 207,352 349,254
569,048 559,309 2,511,799 746,094 584,867 5,231,549
16,751,171 11,392,905 631 6,394,895 9,947,164 24,231,391
– – – – – –
113,772 – – – 208,434 328,221
– – – – – –
– – – – – –
8 8 16 724 26 110
16,864,951 11,392,913 647 6,395,619 10,155,624 24,559,722
(3,731,828) 311,731 – 817,108 7,257,686 69,406,868
– – – – – –
1,327 – – – 68,373 4,238
– – – – – –
– – – – – –
– (6) – 12 – –
(3,730,501) 311,725 – 817,120 7,326,059 69,411,106
13,134,450 11,704,638 647 7,212,739 17,481,683 93,970,828
$ 13,703,498 $ 12,263,947 $ 2,512,446 $ 7,958,833 $ 18,066,550 $ 99,202,377

Statement of Changes in Net Assets
See Notes to Financial Statements

22.1
Balanced
22.2
Core Bond
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ (33,750) $ 1,735,040 $ 4,785,649 $ 9,209,144
Net realized gain (loss) 1,035,627 2,508,648 (655,105) (2,340,394)
Net change in unrealized appreciation
(depreciation) 2,554,399 3,759,991 (1,711,701) 7,460,760
Net increase (decrease) in net assets from
operations 3,556,276 8,003,679 2,418,843 14,329,510
Distributions to shareholders – (4,455,481) – (8,718,397)
Total distributions – (4,455,481) – (8,718,397)
FUND SHARE TRANSACTIONS
Subscriptions 183,387 1,220,036 11,137,614 18,689,174
Reinvestments of distributions – 4,454,579 – 8,718,150
Redemptions (4,629,623) (3,467,979) (9,468,562) (18,282,674)
Net increase (decrease) from Fund share
transactions (4,446,236) 2,206,636 1,669,052 9,124,650
Net increase (decrease) in net assets (889,960) 5,754,834 4,087,895 14,735,763
Net assets at the beginning of period 70,106,000 64,351,166 215,980,551 201,244,788
Net assets at the end of period $ 69,216,040 $ 70,106,000 $ 220,068,446 $ 215,980,551

See Notes to Financial Statements

22.3
Core Equity
22.4
Growth Equity
22.5
International Equity
22.6
Large Cap Responsible Equity
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
$ 526,711 $ 1,155,156 $ 42,625 $ 50,873 $ 2,360,620 $ 3,480,231 $ 569,048 $ 1,050,804
9,032,921 22,727,064 34,409,037 20,239,916 673,377 2,961,903 16,864,951 2,194,804
5,571,904 3,509,683 (25,412,587) 7,030,117 11,430,657 40,168,706 (3,730,501) 12,156,956
15,131,536 27,391,903 9,039,075 27,320,906 14,464,654 46,610,840 13,703,498 15,402,564
– (28,434,924) – (4,824,083) – (3,127,125) – (12,519,318)
– (28,434,924) – (4,824,083) – (3,127,125) – (12,519,318)
3,081,691 6,697,936 3,893,886 15,331,220 7,892,433 16,274,462 1,984,373 2,816,960
– 28,432,925 – 4,824,082 – 3,127,125 – 12,517,552
(11,919,835) (29,241,656) (16,184,917) (29,897,332) (14,920,228) (20,674,172) (5,747,136) (12,127,177)
(8,838,144) 5,889,205 (12,291,031) (9,742,030) (7,027,795) (1,272,585) (3,762,763) 3,207,335
6,293,392 4,846,184 (3,251,956) 12,754,793 7,436,859 42,211,130 9,940,735 6,090,581
221,475,684 216,629,500 201,083,664 188,328,871 187,532,768 145,321,638 103,237,812 97,147,231
$ 227,769,076 $ 221,475,684 $ 197,831,708 $ 201,083,664 $ 194,969,627 $ 187,532,768 $ 113,178,547 $ 103,237,812

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
22.7
Large Cap Value
22.8
Money Market
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 559,309 $ 1,176,362 $ 2,511,799 $ 5,950,667
Net realized gain (loss) 11,392,913 6,115,794 647 6,750
Net change in unrealized appreciation
(depreciation) 311,725 6,388,855 – –
Net increase (decrease) in net assets from
operations 12,263,947 13,681,011 2,512,446 5,957,417
Distributions to shareholders – (7,205,778) (2,511,815) (5,950,678)
Total distributions – (7,205,778) (2,511,815) (5,950,678)
FUND SHARE TRANSACTIONS
Subscriptions 3,458,176 7,212,222 30,293,981 98,037,131
Reinvestments of distributions – 7,204,672 2,511,814 5,950,654
Redemptions (8,049,965) (10,553,741) (34,319,553) (95,264,048)
Net increase (decrease) from Fund share
transactions (4,591,789) 3,863,153 (1,513,758) 8,723,737
Net increase (decrease) in net assets 7,672,158 10,338,386 (1,513,127) 8,730,476
Net assets at the beginning of period 91,646,843 81,308,457 141,331,971 132,601,495
Net assets at the end of period $ 99,319,001 $ 91,646,843 $ 139,818,844 $ 141,331,971

See Notes to Financial Statements

22.9
Real Estate Securities Select
23.01
Small Cap Equity
23.01
Stock Index
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
$ 746,094 $ 1,598,320 $ 584,867 $ 438,793 $ 5,231,549 $ 10,467,082
6,395,619 1,888,438 10,155,624 6,883,109 24,559,722 48,251,661
817,120 (2,306,247) 7,326,059 3,237,307 69,411,106 81,456,817
7,958,833 1,180,511 18,066,550 10,559,209 99,202,377 140,175,560
– (3,332,576) – (8,993,673) – (49,608,644)
– (3,332,576) – (8,993,673) – (49,608,644)
1,978,951 3,502,396 3,615,509 4,748,115 13,950,199 29,385,996
– 3,332,268 – 8,993,672 – 49,608,644
(5,132,379) (9,106,381) (8,091,735) (10,968,870) (49,474,972) (104,102,395)
(3,153,428) (2,271,717) (4,476,226) 2,772,917 (35,524,773) (25,107,755)
4,805,405 (4,423,782) 13,590,324 4,338,453 63,677,604 65,459,161
60,287,226 64,711,008 74,484,991 70,146,538 939,752,765 874,293,604
$ 65,092,631 $ 60,287,226 $ 88,075,315 $ 74,484,991 $ 1,003,430,369 $ 939,752,765

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.1
Balanced
6/30/26
(f)
$ 13.40 $ (0.01) $ 0.73 $ 0.72 $ — $ — $ — $ 14.12
12/31/25 12.71 0.34 1.25 1.59 (0.37) (0.53) (0.90) 13.40
12/31/24 12.07 0.31 0.95 1.26 (0.27) (0.35) (0.62) 12.71
12/31/23 11.01 0.25 1.44 1.69 (0.30) (0.33) (0.63) 12.07
12/31/22 14.29 0.20 (2.60) (2.40) (0.33) (0.55) (0.88) 11.01
12/31/21 13.57 0.22 1.10 1.32 (0.26) (0.34) (0.60) 14.29
22.2
Core Bond
6/30/26
(f)
9.29 0.21 (0.10) 0.11 — — — 9.40
12/31/25 9.05 0.41 0.22 0.63 (0.39) — (0.39) 9.29
12/31/24 9.15 0.40 (0.14) 0.26 (0.36) — (0.36) 9.05
12/31/23 8.89 0.37 0.17 0.54 (0.28) — (0.28) 9.15
12/31/22 10.56 0.27 (1.67) (1.40) (0.21) (0.06) (0.27) 8.89
12/31/21 11.10 0.22 (0.33) (0.11) (0.25) (0.18) (0.43) 10.56
22.3
Core Equity
6/30/26
(f)
22.19 0.05 1.49 1.54 — — — 23.73
12/31/25 22.41 0.12 2.86 2.98 (0.21) (2.99) (3.20) 22.19
12/31/24 18.12 0.19 5.01 5.20 (0.18) (0.73) (0.91) 22.41
12/31/23 17.53 0.19 5.08 5.27 (0.23) (4.45) (4.68) 18.12
12/31/22 26.06 0.23 (6.11) (5.88) (0.17) (2.48) (2.65) 17.53
12/31/21 21.40 0.15 5.19 5.34 (0.19) (0.49) (0.68) 26.06
22.4
Growth Equity
6/30/26
(f)
25.76 0.01 1.24 1.25 — — — 27.01
12/31/25 22.89 0.01 3.48 3.49 (0.02) (0.60) (0.62) 25.76
12/31/24 17.89 0.01 5.04 5.05 (0.05) — (0.05) 22.89
12/31/23 12.25 0.05 5.63 5.68 (0.04) — (0.04) 17.89
12/31/22 20.88 0.04 (6.92) (6.88) — (1.75) (1.75) 12.25
12/31/21 21.88 (0.02) 3.55 3.53 (0.06) (4.47) (4.53) 20.88
(a) Based on average shares outstanding.
(b) Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
(c) Total returns are not annualized.
(d) The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund.
(e) Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(f) Unaudited
(g) Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
5.37% $ 69,216 0.19%
(g)
0.10%
(g)
(0.10) %
(g)
5% 5%
12.71 70,106 0.23 0.10 2.60 12 12
10.38 64,351 0.22 0.10 2.46 12 12
15.77 67,881 0.21 0.10 2.13 15 15
(16.59) 62,013 0.21 0.10 1.63 18 18
9.78 81,075 0.18 0.10 1.52 16 16
1.18 220,068 0.38
(g)
0.35
(g)
4.47
(g)
61 60
7.07 215,981 0.41 0.35 4.45 86 83
2.71 201,245 0.42 0.35 4.39 79 71
6.27 200,894 0.42 0.35 4.13 75 72
(13.21) 191,255 0.42 0.35 2.90 181 104
(0.99) 230,014 0.42 0.35 2.03 258 89
6.94 227,769 0.50
(g)
0.50
(g)
0.48
(g)
65 65
13.80 221,476 0.51 0.51 0.55 103 103
28.83 216,630 0.51 0.51 0.87 43 43
32.93 183,718 0.53 0.51 1.02 46 46
(22.24) 147,881 0.54 0.52 1.07 123 123
25.17 210,649 0.52 0.52 0.63 63 63
4.85 197,832 0.50
(g)
0.50
(g)
0.04
(g)
67 67
15.30 201,084 0.52 0.52 0.03 41 41
28.26 188,329 0.52 0.52 0.07 33 33
46.42 157,469 0.53 0.52 0.32 46 46
(32.92) 114,369 0.56 0.52 0.27 52 52
16.16 177,066 0.52 0.52 (0.09) 56 56

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.5
International Equity
6/30/26
(e)
$ 12.19 $ 0.16 $ 0.79 $ 0.95 $ — $ — $ — $ 13.14
12/31/25 9.37 0.24 2.78 3.02 (0.20) — (0.20) 12.19
12/31/24 9.24 0.20 0.15 0.35 (0.22) — (0.22) 9.37
12/31/23 8.11 0.21 1.11 1.32 (0.19) — (0.19) 9.24
12/31/22 10.11 0.21 (1.94) (1.73) (0.27) — (0.27) 8.11
12/31/21 9.22 0.27 0.73 1.00 (0.11) — (0.11) 10.11
22.6
Large Cap Responsible Equity
6/30/26
(e)
21.28 0.12 2.74 2.86 — — — 24.14
12/31/25 20.73 0.23 3.15 3.38 (0.26) (2.57) (2.83) 21.28
12/31/24 18.72 0.23 3.14 3.37 (0.31) (1.05) (1.36) 20.73
12/31/23 15.98 0.29 3.20 3.49 (0.25) (0.50) (0.75) 18.72
12/31/22 22.74 0.26 (4.50) (4.24) (0.24) (2.28) (2.52) 15.98
12/31/21 18.67 0.23 4.64 4.87 (0.23) (0.57) (0.80) 22.74
22.7
Large Cap Value
6/30/26
(e)
20.97 0.13 2.74 2.87 — — — 23.84
12/31/25 19.46 0.28 3.00 3.28 (0.31) (1.46) (1.77) 20.97
12/31/24 18.38 0.29 2.44 2.73 (0.32) (1.33) (1.65) 19.46
12/31/23 16.60 0.29 2.04 2.33 (0.29) (0.26) (0.55) 18.38
12/31/22 19.02 0.27 (1.73) (1.46) (0.23) (0.73) (0.96) 16.60
12/31/21 15.20 0.21 3.85 4.06 (0.24) — (0.24) 19.02
22.8
Money Market
6/30/26
(e)
1.00 0.02 — 0.02 (0.02) — (0.02) 1.00
12/31/25 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00
12/31/24 1.00 0.05 — 0.05 (0.05) (0.00)
(g)
(0.05) 1.00
12/31/23 1.00 0.05 0.00
(g)
0.05 (0.05) — (0.05) 1.00
12/31/22 1.00 0.02 (0.01) 0.01 (0.01) — (0.01) 1.00
12/31/21 1.00 — — — — — — 1.00
(a)
Based on average shares outstanding.
(b)
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
(c)
Total returns are not annualized.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(e)
Unaudited
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
7.79% $ 194,970 0.56%
(f)
0.56%
(f)
2.47%
(f)
9%
32.44 187,533 0.61 0.60 2.21 23
3.64 145,322 0.61 0.60 2.00 9
16.41 139,663 0.61 0.60 2.41 21
(16.70) 121,540 0.63 0.60 2.50 23
10.84 143,490 0.61 0.60 2.71 22
13.49 113,179 0.24
(f)
0.22
(f)
1.08
(f)
31
16.63 103,238 0.29 0.22 1.06 34
18.02 97,147 0.26 0.22 1.14 53
22.41 88,968 0.29 0.22 1.69 27
(17.83) 77,038 0.29 0.22 1.37 20
26.35 102,130 0.26 0.22 1.09 31
13.69 99,319 0.54
(f)
0.52
(f)
1.18
(f)
22
17.23 91,647 0.60 0.52 1.38 27
14.78 81,308 0.60 0.52 1.45 17
14.30 80,405 0.60 0.52 1.70 25
(7.10) 77,516 0.60 0.52 1.55 23
26.85 91,789 0.58 0.52 1.19 27
1.78 139,819 0.18
(f)
0.15
(f)
3.57
(f)
—
4.21 141,332 0.19 0.15 4.12 —
5.17 132,601 0.21 0.15 5.05 —
5.02 131,909 0.20 0.15 4.91 —
1.46 133,926 0.21 0.15 1.55 —
0.00 96,930 0.22 0.06 0.00 —

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.9
Real Estate Securities Select
6/30/26
(e)
$ 13 .43 $ 0 .17 $ 1 .64 $ 1 .81 $ — $ — $ — $ 15 .24
12/31/25 13 .93 0 .35 ( 0 .09 ) 0 .26 ( 0 .40 ) ( 0 .36 ) ( 0 .76 ) 13 .43
12/31/24 13 .65 0 .35 0 .33 0 .68 ( 0 .40 ) — ( 0 .40 ) 13 .93
12/31/23 12 .54 0 .35 1 .10 1 .45 ( 0 .34 ) — ( 0 .34 ) 13 .65
12/31/22 19 .94 0 .33 ( 6 .04 ) ( 5 .71 ) ( 0 .25 ) ( 1 .44 ) ( 1 .69 ) 12 .54
12/31/21 14 .53 0 .23 5 .48 5 .71 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 19 .94
23.01
Small Cap Equity
6/30/26
(e)
15 .80 0 .13 3 .84 3 .97 — — — 19 .77
12/31/25 15 .51 0 .10 2 .35 2 .45 ( 0 .17 ) ( 1 .99 ) ( 2 .16 ) 15 .80
12/31/24 13 .63 0 .11 2 .07 2 .18 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 15 .51
12/31/23 11 .89 0 .11 2 .05 2 .16 ( 0 .11 ) ( 0 .31 ) ( 0 .42 ) 13 .63
12/31/22 17 .52 0 .11 ( 3 .05 ) ( 2 .94 ) ( 0 .08 ) ( 2 .61 ) ( 2 .69 ) 11 .89
12/31/21 14 .11 0 .07 3 .42 3 .49 ( 0 .08 ) — ( 0 .08 ) 17 .52
23.01
Stock Index
6/30/26
(e)
52 .19 0 .30 5 .34 5 .64 — — — 57 .83
12/31/25 47 .11 0 .58 7 .36 7 .94 ( 0 .64 ) ( 2 .22 ) ( 2 .86 ) 52 .19
12/31/24 39 .17 0 .56 8 .67 9 .23 ( 0 .62 ) ( 0 .67 ) ( 1 .29 ) 47 .11
12/31/23 31 .88 0 .57 7 .58 8 .15 ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 39 .17
12/31/22 41 .02 0 .52 ( 8 .44 ) ( 7 .92 ) ( 0 .47 ) ( 0 .75 ) ( 1 .22 ) 31 .88
12/31/21 33 .13 0 .46 8 .00 8 .46 ( 0 .47 ) ( 0 .10 ) ( 0 .57 ) 41 .02
(a)
Based on average shares outstanding.
(b)
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
(c)
Total returns are not annualized.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
13 .48% $ 65,093 0 .64%
(f)
0 .57%
(f)
2 .39%
(f)
59%
1 .86 60,287 0 .68 0 .57 2 .55 29
4 .78 64,711 0 .66 0 .57 2 .55 30
12 .01 70,453 0 .65 0 .57 2 .76 9
( 28 .62 ) 71,123 0 .63 0 .57 2 .09 33
39 .53 108,168 0 .61 0 .57 1 .37 38
25 .13 88,075 0 .58
(f)
0 .53
(f)
1 .49
(f)
45
16 .40 74,485 0 .66 0 .53 0 .64 75
16 .01 70,147 0 .63 0 .53 0 .71 83
18 .65 65,575 0 .64 0 .53 0 .86 80
( 15 .63 ) 57,667 0 .66 0 .53 0 .78 73
24 .76 74,964 0 .62 0 .53 0 .44 78
10 .81 1,003,430 0 .07
(f)
0 .07
(f)
1 .11
(f)
1
17 .04 939,753 0 .08 0 .08 1 .19 2
23 .67 874,294 0 .10 0 .09 1 .27 1
25 .91 775,547 0 .08 0 .08 1 .60 1
( 19 .18 ) 653,220 0 .09 0 .09 1 .48 2
25 .63 833,428 0 .08 0 .08 1 .22 3

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Life Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”):
Current Fiscal Period:  The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2026 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Real Estate Securities Select invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Fund’s ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the prior calendar year end.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Fund Name Short Name
Nuveen Life Balanced Fund Balanced
Nuveen Life Core Bond Fund Core Bond
Nuveen Life Core Equity Fund Core Equity
Nuveen Life Growth Equity Fund Growth Equity
Nuveen Life International Equity Fund International Equity
Nuveen Life Large Cap Responsible Equity Fund Large Cap International Equity
Nuveen Life Large Cap Value Fund Large Cap Value
Nuveen Life Money Market Fund Money Market
Nuveen Life Real Estate Securities Select Fund Real Estate Securities Select
Nuveen Life Small Cap Equity Fund Small Cap Equity
Nuveen Life Stock Index Fund Stock Index

Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

Notes to Financial Statements
(continued)

New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued Accounting Standard Updated ("ASU") No.
2025-11, Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December
15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
The fair values of borrowings approximate their carrying value. Borrowings are generally classified as Level 2 and are further described in these Notes to Financial Statements.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Balanced
Affiliated investment companies $69,168,463 $— $— $69,168,463
Short-Term Investments
:
Repurchase agreements — 75,000 — 75,000
$69,168,463 $75,000 $– $69,243,463
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $2,620,463 $— $2,620,463
Corporate bonds — 66,521,250 — 66,521,250
Government bonds — 107,976,471 — 107,976,471
Preferred stocks 65,494 — — 65,494
Structured assets — 34,667,135 — 34,667,135
Investments purchased with collateral from securities lending 905,233 — — 905,233
Short-Term Investments
:
Repurchase agreements — 4,933,000 — 4,933,000
$970,727 $216,718,319 $– $217,689,046
Investments in Derivatives
Forward foreign currency contracts* – 698 – 698
$– $698 $– $698
1 1 1 1 1
Core Equity
Long-Term Investments
:
Common stocks $227,490,203 $— $— $227,490,203
Short-Term Investments
:
Repurchase agreements — 195,000 — 195,000
$227,490,203 $195,000 $– $227,685,203
1 1 1 1 1
Growth Equity
Long-Term Investments
:
Common stocks $197,217,913 $— $— $197,217,913
$197,217,913 $– $– $197,217,913
Liabilities at Fair Value:
Borrowings – $10,802 – $10,802
$– $10,802 $– $10,802
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $16,241,727 $177,359,975 $— $193,601,702
Short-Term Investments
:
Repurchase agreements — 742,000 — 742,000
$16,241,727 $178,101,975 $– $194,343,702
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $112,354,501 $— $— $112,354,501
Short-Term Investments
:
Repurchase agreements — 1,029,000 — 1,029,000
$112,354,501 $1,029,000 $– $113,383,501
Investments in Derivatives
Futures contracts* 1,327 – – 1,327
$1,327 $– $– $1,327
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $98,055,859 $— $— $98,055,859
Short-Term Investments
:
Repurchase agreements — 1,356,000 — 1,356,000
$98,055,859 $1,356,000 $– $99,411,859
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt $ — $ 14,353,970 $ — $ 14,353,970
Repurchase agreements — 32,486,000 — 32,486,000
Treasury debt — 50,474,886 — 50,474,886
Variable rate securities — 50,470,015 — 50,470,015
$– $147,784,871 $– $147,784,871
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $63,656,569 $707,937 $— $64,364,506
Short-Term Investments
:
Repurchase agreements — 769,000 — 769,000
$63,656,569 $1,476,937 $– $65,133,506
1 1 1 1 1
Small Cap Equity
Long-Term Investments
:
Common stocks $87,640,723 $— $— $87,640,723
Rights/Warrants — — 1,952 1,952
Investments purchased with collateral from securities lending 739,753 — — 739,753
Short-Term Investments
:
Repurchase agreements — 644,000 — 644,000
$88,380,476 $644,000 $1,952 $89,026,428
Investments in Derivatives
Futures contracts* 15,653 – – 15,653
$15,653 $– $– $15,653
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $997,744,729 $13,927 $39 $997,758,695
Rights/Warrants — — 1,287 1,287
Investments purchased with collateral from securities lending 2,305,396 — — 2,305,396
Short-Term Investments
:
Government agency debt — 687,615 — 687,615
Repurchase agreements — 5,264,000 — 5,264,000
$1,000,050,125 $5,965,542 $1,326 $1,006,016,993
Investments in Derivatives
Futures contracts* 9,119 – – 9,119
$9,119 $– $– $9,119
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Balanced Fixed Income Clearing Corporation $ 75,000 $ (76,575)
Core Bond Fixed Income Clearing Corporation 4,933,000 (5,031,791)
Core Equity Fixed Income Clearing Corporation 195,000 (198,902)
International Equity Fixed Income Clearing Corporation 742,000 (757,024)
Large Cap Responsible Equity Fixed Income Clearing Corporation 1,029,000 (1,049,614)
Large Cap Value Fixed Income Clearing Corporation 1,356,000 (1,383,176)
Money Market Fixed Income Clearing Corporation 32,486,000 (33,135,723)
Real Estate Securities Select Fixed Income Clearing Corporation 769,000 (784,485)
Small Cap Equity Fixed Income Clearing Corporation 644,000 (656,881)
Stock Index Fixed Income Clearing Corporation 5,264,000 (5,369,351)
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
22.2
Core Bond – 875,488 905,233 – 905,233
23.01
Small Cap Equity 1,026,448 – 739,753 328,972 1,068,725
23.01
Stock Index 5,048,773 – 2,305,396 2,908,677 5,214,073
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
22.1
Balanced $ 3,136,140 $ – $ 7,618,336 $ –
22.2
Core Bond 22,477,205 113,847,724 17,581,578 110,411,495
22.3
Core Equity 142,425,076 – 150,821,608 –
22.4
Growth Equity 129,987,732 – 141,760,774 –
22.5
International Equity 16,461,198 – 21,794,580 –
22.6
Large Cap Responsible Equity 32,960,000 – 36,628,558 –
22.7
Large Cap Value 21,169,529 – 26,066,051 –
22.9
Real Estate Securities Select 36,473,904 – 38,684,338 –
23.01
Small Cap Equity 34,967,012 – 36,993,662 –
23.01
Stock Index 12,160,847 – 38,087,724 –

Notes to Financial Statements
(continued)

5. Derivative Investments
Each Fund (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds listed below used futures contracts to manage exposure to the  equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward contracts subject to netting agreements and the collateral delivered related to those forward contracts as of the end of the reporting period.
Fund Average Notional Amount of Futures Contracts Outstanding*
22.6
Large Cap Responsible Equity $ 585,485
23.01
Small Cap Equity 1,131,193
23.01
Stock Index 7,645,053
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Forward Contracts Outstanding*
22.2
Core Bond $ 161,696
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond Citibank N.A. $ 698 $ — $ 698 $ — $ 698
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Fund Average Notional Amount of Swap Contracts Outstanding*
22.2
Core Bond $ 500,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)

As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
*
Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 698 - $ –
1 1 1 1 1 1 1 1
Large Cap Responsible Equity
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1,327 - –
1 1 1 1 1 1 1 1
Small Cap Equity
Futures contracts Equity Unrealized appreciation
on futures contracts
*
15,653 - –
1 1 1 1 1 1 1 1
Stock Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
9,119 - –
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
22.2
Core Bond
Forward foreign currency contracts Foreign currency exchange rate $ 57 $ 706
Swap contracts Credit (11,976) 8,275
22.6
Large Cap Responsible Equity
Futures contracts Equity 113,772 1,327
23.01
Small Cap Equity
Futures contracts Equity 208,434 68,373
23.01
Stock Index
Futures contracts Equity 328,221 4,238

Six Months Ended
6/30/26
Year Ended
12/31/25
22.1
Balanced Shares Value Shares Value
Subscriptions 13,471 $ 183,387 91,748 $ 1,220,036
Reinvestments of distributions – – 340,825 4,454,579
Redemptions (343,161) (4,629,623) (262,028) (3,467,979)
Net increase (decrease) from shareholder transactions (329,690) $ (4,446,236) 170,545 $ 2,206,636
Six Months Ended
6/30/26
Year Ended
12/31/25
22.2
Core Bond Shares Value Shares Value
Subscriptions 1,193,307 $ 11,137,614 2,011,192 $ 18,689,174
Reinvestments of distributions – – 949,690 8,718,150
Redemptions (1,013,463) (9,468,562) (1,969,430) (18,282,674)
Net increase (decrease) from shareholder transactions 179,844 $ 1,669,052 991,452 $ 9,124,650
Six Months Ended
6/30/26
Year Ended
12/31/25
22.3
Core Equity Shares Value Shares Value
Subscriptions 143,915 $ 3,081,691 301,472 $ 6,697,936
Reinvestments of distributions – – 1,326,781 28,432,925
Redemptions (529,727) (11,919,835) (1,312,269) (29,241,656)
Net increase (decrease) from shareholder transactions (385,812) $ (8,838,144) 315,984 $ 5,889,205
Six Months Ended
6/30/26
Year Ended
12/31/25
22.4
Growth Equity Shares Value Shares Value
Subscriptions 153,115 $ 3,893,886 655,523 $ 15,331,220
Reinvestments of distributions – – 191,812 4,824,082
Redemptions (634,237) (16,184,917) (1,268,275) (29,897,332)
Net increase (decrease) from shareholder transactions (481,122) $ (12,291,031) (420,940) $ (9,742,030)
Six Months Ended
6/30/26
Year Ended
12/31/25
22.5
International Equity Shares Value Shares Value
Subscriptions 621,876 $ 7,892,433 1,507,166 $ 16,274,462
Reinvestments of distributions – – 275,033 3,127,125
Redemptions (1,168,540) (14,920,228) (1,900,123) (20,674,172)
Net increase (decrease) from shareholder transactions (546,664) $ (7,027,795) (117,924) $ (1,272,585)
Six Months Ended
6/30/26
Year Ended
12/31/25
22.6
Large Cap Responsible Equity Shares Value Shares Value
Subscriptions 89,969 $ 1,984,373 130,946 $ 2,816,960
Reinvestments of distributions – – 605,590 12,517,552
Redemptions (253,705) (5,747,136) (570,208) (12,127,177)
Net increase (decrease) from shareholder transactions (163,736) $ (3,762,763) 166,328 $ 3,207,335
Six Months Ended
6/30/26
Year Ended
12/31/25
22.7
Large Cap Value Shares Value Shares Value
Subscriptions 155,369 $ 3,458,176 352,257 $ 7,212,222
Reinvestments of distributions – – 357,907 7,204,672
Redemptions (360,206) (8,049,965) (518,651) (10,553,741)
Net increase (decrease) from shareholder transactions (204,837) $ (4,591,789) 191,513 $ 3,863,153
Six Months Ended
6/30/26
Year Ended
12/31/25
22.8
Money Market Shares Value Shares Value
Subscriptions 30,293,982 $ 30,293,981 98,037,131 $ 98,037,131
Reinvestments of distributions 2,511,814 2,511,814 5,950,654 5,950,654
Redemptions (34,319,553) (34,319,553) (95,264,048) (95,264,048)
Net increase (decrease) from shareholder transactions (1,513,757) $ (1,513,758) 8,723,737 $ 8,723,737
Six Months Ended
6/30/26
Year Ended
12/31/25
22.9
Real Estate Securities Select Shares Value Shares Value
Subscriptions 136,332 $ 1,978,951 251,014 $ 3,502,396
Reinvestments of distributions – – 246,470 3,332,268
Redemptions (353,264) (5,132,379) (654,854) (9,106,381)
Net increase (decrease) from shareholder transactions (216,932) $ (3,153,428) (157,370) $ (2,271,717)

Notes to Financial Statements
(continued)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
6/30/26
Year Ended
12/31/25
23.01
Small Cap Equity Shares Value Shares Value
Subscriptions 209,139 $ 3,615,509 310,154 $ 4,748,115
Reinvestments of distributions – – 593,250 8,993,672
Redemptions (467,511) (8,091,735) (713,151) (10,968,870)
Net increase (decrease) from shareholder transactions (258,372) $ (4,476,226) 190,253 $ 2,772,917
Six Months Ended
6/30/26
Year Ended
12/31/25
23.01
Stock Index Shares Value Shares Value
Subscriptions 261,927 $ 13,950,199 601,116 $ 29,385,996
Reinvestments of distributions – – 979,054 49,608,644
Redemptions (919,172) (49,474,972) (2,131,497) (104,102,395)
Net increase (decrease) from shareholder transactions (657,245) $ (35,524,773) (551,327) $ (25,107,755)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
22.1
Balanced $55,184,826 $17,553,726 $(3,495,089) $14,058,637
22.2
Core Bond 224,828,356 1,595,160 (8,733,772) (7,138,612)
22.3
Core Equity 134,545,531 97,198,114 (4,058,442) 93,139,672
22.4
Growth Equity 109,356,334 92,527,347 (4,665,768) 87,861,579
22.5
International Equity 112,908,755 85,854,496 (4,419,549) 81,434,947
22.6
Large Cap Responsible Equity 66,650,816 50,082,929 (3,348,917) 46,734,012
22.7
Large Cap Value 61,320,315 39,735,808 (1,644,264) 38,091,544
22.8
Money Market 147,784,871 – – –
22.9
Real Estate Securities Select 43,218,564 22,687,848 (772,906) 21,914,942
23.01
Small Cap Equity 64,823,430 27,156,856 (2,938,205) 24,218,651
23.01
Stock Index 204,315,783 821,109,840 (19,399,511) 801,710,329
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
22.1
Balanced $1,927,873 $2,451,962 $11,504,238 $– $– $(5,711) $15,878,362
22.2
Core Bond 9,040,766 – (5,426,250) (20,816,097) – (77,089) (17,278,670)
22.3
Core Equity 1,101,200 22,749,428 87,567,729 – – (47,150) 111,371,207
22.4
Growth Equity – 20,348,536 113,359,018 – – (31,609) 133,675,945
22.5
International Equity 4,043,153 – 70,007,534 (10,125,448) – (63,457) 63,861,782
22.6
Large Cap Responsible Equity 1,986,850 1,079,190 50,464,867 – – (28,806) 53,502,101
22.7
Large Cap Value 1,434,380 5,892,954 37,779,804 – – (43,449) 45,063,689
22.8
Money Market 16,587 5 – – – – 16,592
22.9
Real Estate Securities Select 1,601,076 1,827,559 21,097,834 – – (56,232) 24,470,237
23.01
Small Cap Equity 509,212 6,406,793 16,960,965 – – (36,212) 23,840,758
23.01
Stock Index 11,215,807 46,048,135 732,512,491 – – (323,089) 789,453,344

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between the Adviser and the Funds. The Funds have also entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the
Funds under the Administrative Services Agreement.
The management fee schedule for each Fund, other than Balanced, Large Cap Responsible Equity, Money Market and Stock Index,
consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”). For
Balanced, Large Cap Responsible Equity, Money Market and Stock Index, the advisory fee schedule consists of one component, a
Fund-level fee, based on the amount of assets within a Fund.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:
For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate
(0.1600%). As of May 1, 2026, 31% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
Fund Short-Term Long-Term Total
22.1
Balanced $– $– $–
22.2
Core Bond 10,717,515 10,098,582 20,816,097
22.3
Core Equity – – –
22.4
Growth Equity – – –
22.5
International Equity 2,512,891 7,612,557 10,125,448
22.6
Large Cap Responsible Equity – – –
22.7
Large Cap Value – – –
22.8
Money Market – – –
22.9
Real Estate Securities Select – – –
23.01
Small Cap Equity – – –
23.01
Stock Index – – –
Fund Maximum Expense Amounts‡
22.1
Balanced 0.10%
22.2
Core Bond 0.35
22.3
Core Equity 0.52
22.4
Growth Equity 0.52
22.5
International Equity 0.60
22.6
Large Cap Responsible Equity 0.22
22.7
Large Cap Value 0.52
22.8
Money Market 0.15
22.9
Real Estate Securities Select 0.57
23.01
Small Cap Equity 0.53
23.01
Stock Index 0.09
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2027. The reimbursement arrangements can only be changed with the approval of the Board.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)

As of the end of the current fiscal period, the fund-level and complex-level fee for each Fund was as follows:
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly.
This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and
any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Affiliated Owned Shares: As of the end of the fiscal period, certain registered separate accounts of Nuveen Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible
Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund
Fund-Level
Fee
Complex-Level
Fee
Total Management
Fee
22.1
Balanced 0.0998% —% 0.0998%
22.2
Core Bond 0.1405% 0.1583% 0.2988%
22.3
Core Equity 0.2886% 0.1583% 0.4469%
22.4
Growth Equity 0.2873% 0.1583% 0.4456%
22.5
International Equity 0.3392% 0.1583% 0.4975%
22.6
Large Cap Responsible Equity 0.1494% —% 0.1494%
22.7
Large Cap Value 0.2908% 0.1583% 0.4491%
22.8
Money Market 0.1005% —% 0.1005%
22.9
Real Estate Securities Select 0.3470% 0.1583% 0.5053%
23.01
Small Cap Equity 0.2993% 0.1583% 0.4576%
23.01
Stock Index 0.0597% —% 0.0597%
Fund Value
22.4
Growth Equity $41,493
22.7
Large Cap Value 588
22.9
Real Estate Securities Select 26,873
Fund Purchases Sales Realized Gain (Loss)
Core Equity $ 557,252 $ 769,346 $ 292,446
Growth Equity 3,951,813 4,613,213 1,440,884
Large Cap Responsible Equity 90,519 – –
Large Cap Value – 20,367 16,698
Real Estate Securities Select 672,567 1,035,879 217,054
Stock Index – 1,445,920 1,309,084

Affiliated Investment Companies: Investments in other investment companies advised by the Adviser are deemed to be affiliated investments. Balanced invests its assets in shares of the affiliated Nuveen Life Funds. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.tiaa.org/public/prospectuses, or upon request by calling (800) 842-2252.
Information regarding transactions with affiliated investment companies is as follows:
9. Borrowing Arrangements
Line of Credit: The Funds (other than Balanced and Money Market), along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed
Funds Effective Rate plus 1.10% (1.20% prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations.
Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the
Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility.  The Fund's maximum outstanding balance during the utilization period was as follows:
Underlying Fund
Investments in funds
held by TIAA
Investments in funds
held by Life Balanced Total
22.1
Balanced 100% – % 100%
22.2
Core Bond 84 16 100
22.3
Core Equity 97 3 100
22.4
Growth Equity 97 3 100
22.5
International Equity 96 4 100
22.6
Large Cap Responsible Equity 100 – 100
22.7
Large Cap Value 94 6 100
22.8
Money Market 100 – 100
22.9
Real Estate Securities Select 98 2 100
23.01
Small Cap Equity 98 2 100
23.01
Stock Index 99 1 100
Issue
Value at
12/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
6/30/26
Shares at
6/30/26 Dividend Income
Balanced
Nuveen Life Funds:
Core Bond
$ 34,991,985 $ 1,897,738 $ 2,751,746 $ (234,433) $ 639,441 $ 34,542,985 3,674,786 $ –
Core Equity
6,978,133 287,170 839,113 46,779 427,646 6,900,615 290,797 –
Growth Equity
6,583,437 123,028 879,600 391,362 (93,179) 6,125,048 226,770 –
International Equity
7,101,377 340,456 1,042,665 353,681 194,447 6,947,296 528,714 –
Large Cap Value
6,022,827 259,809 733,426 68,813 722,092 6,340,115 265,944 –
Real Estate Securities
Select
1,397,596 25,605 233,804 14,445 164,485 1,368,327 89,785 –
Small Cap Equity
1,393,209 59,477 363,622 75,176 239,564 1,403,804 71,007 –
Stock Index
5,592,069 142,857 774,360 319,804 259,903 5,540,273 95,803 –
$70,060,633 $3,136,140 $7,618,336 $1,035,627 $2,554,399 $69,168,463 5,243,605 $–

Notes to Financial Statements
(continued)

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and
Liabilities.
10. Subsequent Events
Investment Adviser and Sub-Adviser:  At the close of business on July 31, 2026, the Adviser merged into Nuveen Asset Management,
LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Fund Advisors, became the investment adviser and Nuveen Asset Management became the sub-adviser to the Funds. The Adviser, Nuveen Fund Advisors and
Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, TIAA.
Fund
Maximum
Outstanding
Balance
Balanced
$ —
Core Bond
—
Core Equity
—
Growth Equity
10,802
International Equity
—
Large Cap Responsible Equity
—
Large Cap Value
—
Money Market
—
Real Estate Securities Select
—
Small Cap Equity
—
Stock Index
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Balanced
— $ — — %
Core Bond
— — —
Core Equity
— — —
Growth Equity
1 10,802 4.83
International Equity
— — —
Large Cap Responsible Equity
— — —
Large Cap Value
— — —
Money Market
— — —
Real Estate Securities Select
— — —
Small Cap Equity
— — —
Stock Index
— — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders was held on March 16, 2026 for Nuveen Life Core Equity Fund (the “Fund”). At this meeting shareholders were asked to approve a change to the Fund’s diversification status from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction.

The Vote totals are set forth below.

The vote results to approve the change of the Fund’s classification were as follows:	Nuveen Life Core Equity Fund
For	3,719,244
Against	3,000,070
Abstain	167,085
Total	6,886,399

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers during the period covered by this report, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Effective at the close of business on July 31, 2026, Teachers Advisors, LLC, the Funds’ investment adviser, merged into Nuveen Asset Management, LLC and, in connection with this merger, effective August 1, 2026 Nuveen Fund Advisors, LLC became the investment adviser to the Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Life Balanced Fund

Nuveen Life Core Bond Fund

Nuveen Life Core Equity Fund

Nuveen Life Growth Equity Fund

Nuveen Life International Equity Fund

Nuveen Life Large Cap Responsible Equity Fund

Nuveen Life Large Cap Value Fund

Nuveen Life Money Market Fund

Nuveen Life Real Estate Securities Select Fund

Nuveen Life Small Cap Equity Fund

Nuveen Life Stock Index Fund

(collectively, the “Funds”)

I.  The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Life Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” or the “Adviser”). At the time of the Meeting, prior to the Restructuring (as defined below), the Nuveen fund complex consisted of the group of funds advised by TAL (the “TC Funds”), including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL,” and such funds, the “NFAL Funds”; the TC Funds and the NFAL Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each, an “Advisory Agreement”) with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by the Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting the Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Adviser; (b) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (c) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (d) a list of management fees; (e) an analysis of advisory fees compared to fees assessed to other types of clients; (f) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the Adviser in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

At its in-person meeting held on May 27-28, 2026 (the “May Meeting”), management proposed, among other things, an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into Nuveen Asset Management, LLC (“NAM”), anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, that NFAL would replace its affiliate, TAL, and become the investment adviser on behalf of the Funds pursuant to investment management agreements with NFAL (the “New Advisory Agreements”), and NAM would become the sub-adviser to the Funds pursuant to new sub-advisory agreements (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Advisory Agreements and New Sub-Advisory Agreements is set forth in Section II below.

2

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund. The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so directly. In this regard, TAL and its investment teams manage the assets of the portfolios of the applicable Nuveen funds directly, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the funds. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and the Adviser

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Adviser, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to a benchmark for the prescribed periods, as described below. In addition, the Board considered peer relative performance of certain companion Nuveen funds to the Funds. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its benchmark may lead to significantly different results. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the respective Advisory Agreement.

4

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that in 2024, the Board approved changes to the management fee schedule of certain TC Funds to include a complex-wide component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating TC Funds into the calculation of the complex size over a ten-year period beginning May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. Participating Funds include each Fund other than Nuveen Life Balanced Fund, Nuveen Life Large Cap Responsible Equity Fund, Nuveen Life Money Market Fund and Nuveen Life Stock Index Fund. In addition, the Board considered that the separate administrative agreement pursuant to which the Adviser provides the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 with related savings.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and NFAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and NFAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and NFAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

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D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Adviser employs to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure and considered that the Funds do not have fund-level breakpoint schedules. The Board considered that in 2024, it approved changes to the management fee structure of certain TC Funds to incorporate a complex-level component to their management fee structure, subject to certain exceptions. Accordingly, such funds’ management fee would be comprised of a fund-level component and a complex-level component. Participating Funds in the complex-level component include each Fund except Nuveen Life Balanced Fund, Nuveen Life Large Cap Responsible Equity Fund, Nuveen Life Money Market Fund and Nuveen Life Stock Index Fund. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/ or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024. With respect to the TC Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Life Balanced Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life Core Bond Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life Core Equity Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

8

Nuveen Life Growth Equity Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life International Equity Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Outperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life Large Cap Responsible Equity Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life Large Cap Value Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life Money Market Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Outperformed	Outperformed	Outperformed

9

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life Real Estate Securities Select Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Performed in line with	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life Small Cap Equity Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Outperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

Nuveen Life Stock Index Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	First Quartile	First Quartile

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G.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II.  Subsequent Approvals of Advisory Agreements

The 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance.

During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements (as applicable) of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds (including the Funds) and NAM would become sub-adviser to the TC Funds (including the Funds) as well as other existing funds currently sub-advised by TAL.

At its May Meeting, with respect to the Funds, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the Restructuring, its impact on the provision of services and the related New Advisory Agreements and New Sub-Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the approval of the New Advisory Agreements and New Sub-Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, NFAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and NFAL as a result of the Restructuring, any material conflicts of interest that may arise for NFAL as a result of the Restructuring, the terms of the New Advisory Agreements and New Sub-Advisory Agreements and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements, including with respect to the complex-wide fee structure (as applicable) and applicable fee waivers. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory services to the Funds. The Board considered that TAL has provided administrative services to the Funds pursuant to separate administrative agreements; however, such administrative agreements were being phased out over a three-year period. NFAL will assume the responsibilities for the administrative services until the administrative service agreements are phased out and, thereafter, NFAL and/or its affiliates will continue to provide such services under the respective advisory agreements at no additional cost or under the administrative agreements without allocating expenses to the Funds. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds.

11

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board considered the terms of the New Advisory Agreements and New Sub-Advisory Agreements and the fees paid thereunder to NFAL and NAM, respectively. The Board considered that the fee rates would not change under the New Advisory Agreements and New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the Funds under the respective New Sub-Advisory Agreement. The Funds would pay the same compensation rates to NFAL under the New Advisory Agreements as under the current Advisory Agreements with TAL.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that NFAL and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each New Advisory Agreement and New Sub-Advisory Agreement were reasonable, that the fees of each of NFAL and NAM were reasonable in light of the services provided to each Fund and that each New Advisory Agreement and New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Life Funds

Date: September 3, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: September 3, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)